UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 877-332-7806

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.5%)

AUSTRALIA (5.4%)

Consumer Staples (1.7%)
Woolworths Ltd. (a)	340,556	$10,203,937

Financials (3.7%)
QBE Insurance Group Ltd. (a)	1,456,150	21,372,582

		31,576,519

CHINA (5.6%)

Energy (2.7%)
PetroChina Co. Ltd., H Shares (a)	12,568,000	15,692,737

Telecommunication Services (2.9%)
China Mobile Ltd. (a)	1,474,500	17,224,896

		32,917,633

HONG KONG (22.8%)

Consumer Discretionary (1.5%)
Li & Fung Ltd. (a)	4,532,000	8,890,181

Consumer Staples (1.4%)
Dairy Farm International Holdings Ltd.	783,900	8,223,111

Financials (13.9%)
AIA Group Ltd. (a)	4,384,000	15,316,863
Hang Lung Group Ltd. (a)	1,121,000	7,444,995
Hang Lung Properties Ltd. (a)	2,442,000	8,627,883
HSBC Holdings PLC (a)	2,151,254	18,008,738
Sun Hung Kai Properties Ltd. (a)	516,700	6,405,030
Swire Pacific Ltd., Class A (a)	1,420,500	16,988,838
Swire Pacific Ltd., Class B (a)	120,000	280,226
Swire Properties Ltd. (a)	1,343,100	3,995,697
Wing Hang Bank Ltd. (a)	502,049	4,578,435

		81,646,705

Industrials (3.9%)
Jardine Strategic Holdings Ltd. (a)	742,000	23,214,090

Information Technology (2.1%)
ASM Pacific Technology Ltd. (a)	936,000	12,048,333

		134,022,420

INDIA (11.9%)

Consumer Discretionary (1.4%)
Hero Motocorp Ltd. (a)	222,000	7,963,447

Financials (4.5%)
Housing Development Finance Corp. Ltd. (a)	1,731,373	21,340,800
ICICI Bank Ltd. (a)	246,200	4,234,796
ICICI Bank Ltd., ADR	26,800	927,816

		26,503,412

Health Care (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	162,230	6,090,422

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Information Technology (2.8%)
Infosys Ltd. (a)	411,250	$16,337,907
Infosys Ltd., ADR	10,390	411,236

		16,749,143

Materials (2.2%)
Grasim Industries Ltd. (a)	42,024	2,170,079
Grasim Industries Ltd., GDR (a)(b)	20,080	1,033,988
UltraTech Cement Ltd. (a)	326,142	9,602,264
UltraTech Cement Ltd., GDR (b)	330	9,717

		12,816,048

		70,122,472

INDONESIA (1.1%)

Consumer Staples (1.1%)
PT Unilever Indonesia Tbk (a)	2,428,500	6,201,382

MALAYSIA (3.6%)

Consumer Staples (1.0%)
British American Tobacco Bhd (a)	304,500	5,798,948

Financials (2.6%)
CIMB Group Holdings Bhd (a)	2,604,400	6,516,977
Public Bank Bhd (Foreign Mkt) (a)	1,884,500	8,653,678

		15,170,655

		20,969,603

PHILIPPINES (2.1%)

Financials (2.1%)
Ayala Land, Inc. (a)	13,812,700	7,201,273
Bank of the Philippine Islands (a)	2,968,462	5,149,363

		12,350,636

REPUBLIC OF SOUTH KOREA (1.0%)

Consumer Staples (1.0%)
E-Mart Co. Ltd. (a)	25,840	5,989,311

SINGAPORE (19.7%)

Financials (10.7%)
City Developments Ltd. (a)	1,922,000	17,998,865
Oversea-Chinese Banking Corp. Ltd. (a)	3,529,864	26,997,389
United Overseas Bank Ltd. (a)	1,113,945	17,844,765

		62,841,019

Industrials (5.6%)
Keppel Corp. Ltd. (a)	1,083,000	9,692,822
Singapore Airlines Ltd. (a)	800,000	6,786,728
Singapore Technologies Engineering Ltd. (a)	6,188,000	16,374,177

		32,853,727

Information Technology (0.7%)
Venture Corp. Ltd. (a)	738,000	4,413,878

Telecommunication Services (2.7%)
Singapore Telecommunications Ltd. (a)	5,496,000	15,765,949

		115,874,573

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

TAIWAN (5.2%)

Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	7,518,000	$20,349,664

Telecommunication Services (1.7%)
Taiwan Mobile Co. Ltd. (a)	3,050,100	10,042,637

		30,392,301

THAILAND (4.7%)

Energy (2.2%)
PTT Exploration & Production PCL, Foreign Shares (a)	2,709,000	13,009,475

Materials (2.5%)
Siam Cement PCL, Foreign Shares (a)	721,800	7,976,003
Siam Cement PCL, NVDR (a)	650,000	6,744,877

		14,720,880

		27,730,355

UNITED KINGDOM (10.4%)

Financials (3.1%)
Standard Chartered PLC (a)	801,992	18,359,318

Materials (7.3%)
BHP Billiton PLC (a)	623,073	18,168,117
Rio Tinto PLC (a)	530,740	24,441,576

		42,609,693

		60,969,011

Total Common Stocks		549,116,216

PREFERRED STOCKS (4.2%)

REPUBLIC OF SOUTH KOREA (4.2%)

Information Technology (4.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	34,897	24,777,652

Total Preferred Stocks		24,777,652

REPURCHASE AGREEMENT (2.3%)

UNITED STATES (2.3%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $13,679,011, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $13,954,269	$13,679,000	13,679,000

Total Repurchase Agreement		13,679,000

Total Investments (Cost $570,855,795) (c)—100.0%		587,572,868

Other assets in excess of liabilities—0.0%		90,242

Net Assets—100.0%		$587,663,110

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
CLOSED-END MUTUAL FUNDS (0.6%)

THAILAND (0.6%)

Financials (0.6%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)	370,000	$160,735

Total Closed-End Mutual Funds		160,735

COMMON STOCKS (99.4%)

AUSTRALIA (4.7%)

Consumer Discretionary (1.1%)
ARB Corp. Ltd. (a)	29,345	293,051

Financials (1.3%)
BWP Trust (a)	170,000	352,148

Industrials (1.1%)
Cabcharge Australia Ltd. (a)	49,000	287,518

Information Technology (1.2%)
Iress Ltd. (a)	47,100	330,766

		1,263,483

CHINA (3.0%)

Energy (0.6%)
Green Dragon Gas Ltd.*	31,950	167,737

Financials (1.2%)
Yanlord Land Group Ltd.* (a)	321,000	311,376

Materials (1.2%)
Yingde Gases Group Co. Ltd. (a)	379,500	324,411

		803,524

HONG KONG (11.4%)

Consumer Discretionary (4.9%)
Cafe de Coral Holdings Ltd. (a)	94,000	269,641
Giordano International Ltd. (a)	518,000	359,987
Hongkong & Shanghai Hotels Ltd. (The) (a)	248,020	314,142
Texwinca Holdings Ltd. (a)	376,000	353,245

		1,297,015

Financials (3.1%)
AEON Credit Service (Asia) Co. Ltd. (a)	100,000	82,193
Dah Sing Banking Group Ltd. (a)	29,200	26,855
Dah Sing Financial Holdings Ltd. (a)	192,338	612,392
Public Financial Holdings Ltd. (a)	250,000	106,008

		827,448

Industrials (2.4%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	18,800	252,950
Pacific Basin Shipping Ltd. (a)	905,000	396,788

		649,738

Telecommunication Services (1.0%)
Asia Satellite Telecommunications Holdings Ltd. (a)	95,000	258,960

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

		$3,033,161

INDIA (9.8%)

Consumer Staples (1.1%)
Godrej Consumer Products Ltd. (a)	27,100	303,474

Health Care (1.9%)
Piramal Healthcare Ltd. (a)	11,400	105,821
Sanofi India Ltd. (a)	10,250	404,475

		510,296

Information Technology (3.3%)
CMC Ltd. (a)	25,910	456,817
Mphasis Ltd. (a)	58,450	412,395

		869,212

Materials (2.8%)
Castrol (India) Ltd. (a)	40,150	398,877
Kansai Nerolac Paints Ltd. (a)	20,777	331,340

		730,217

Utilities (0.7%)
Gujarat Gas Co. Ltd. (a)	34,670	192,914

		2,606,113

INDONESIA (6.3%)

Consumer Staples (2.0%)
Multi Bintang Indonesia Tbk PT (a)	7,000	525,691

Financials (1.9%)
Bank OCBC Nisp Tbk PT*	1,569,311	182,382
Bank Permata Tbk PT* (a)	2,093,000	312,889

		495,271

Industrials (0.5%)
AKR Corporindo Tbk PT (a)	360,000	137,891

Materials (1.9%)
Holcim Indonesia Tbk PT (a)	1,850,000	511,316

		1,670,169

MALAYSIA (19.1%)

Consumer Discretionary (7.2%)
Aeon Co. (M) Bhd (a)	220,800	682,941
Oriental Holdings Bhd (a)	250,200	601,118
Panasonic Manufacturing Malaysia Bhd (a)	35,600	266,026
Shangri-La Hotels Malaysia Bhd	268,500	297,714
Star Publications Malaysia Bhd (a)	75,300	76,352

		1,924,151

Consumer Staples (6.7%)
Fraser & Neave Holdings Bhd (a)	43,100	264,344
Guinness Anchor Bhd (a)	62,300	278,178
United Malacca Bhd (a)	223,500	542,172
United Plantations Bhd	82,100	682,090

		1,766,784

Financials (3.0%)
Alliance Financial Group Bhd (a)	213,000	288,353
Bursa Malaysia Bhd (a)	124,000	248,753

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

YNH Property Bhd (a)	420,000	$252,129

		789,235

Industrials (0.6%)
POS Malaysia Bhd* (a)	179,000	165,910

Materials (1.6%)
Lafarge Malayan Cement Bhd (a)	57,400	146,299
Tasek Corp. Bhd (a)	90,000	281,683

		427,982

		5,074,062

NETHERLANDS (2.5%)

Information Technology (2.5%)
ASM International NV (a)	17,950	680,656

PHILIPPINES (2.3%)

Consumer Discretionary (0.8%)
Jollibee Foods Corp. (a)	85,820	211,417

Financials (0.2%)
Cebu Holdings, Inc. (a)	361,000	49,465

Industrials (0.3%)
Asian Terminals, Inc. (a)	435,200	93,527

Utilities (1.0%)
Manila Water Co., Inc. (a)	417,000	259,920

		614,329

REPUBLIC OF SOUTH KOREA (5.5%)

Consumer Discretionary (1.1%)
Shinsegae Co. Ltd. (a)	1,599	293,777

Financials (4.4%)
BS Financial Group, Inc. (a)	58,000	606,986
DGB Financial Group, Inc. (a)	49,000	556,560

		1,163,546

		1,457,323

SINGAPORE (18.8%)

Consumer Staples (1.0%)
Petra Foods Ltd. (a)	136,000	261,386

Financials (7.4%)
Bukit Sembawang Estates Ltd. (a)	183,000	689,984
CDL Hospitality Trusts (a)	321,000	528,123
Hong Leong Finance Ltd. (a)	85,000	164,256
Wheelock Properties (Singapore) Ltd. (a)	398,000	579,290

		1,961,653

Health Care (2.5%)
Eu Yan Sang International Ltd. (a)	610,000	305,080
Raffles Medical Group Ltd. (a)	190,000	377,876

		682,956

Industrials (4.1%)
ComfortDelGro Corp. Ltd. (a)	364,000	490,585
SATS Ltd. (a)	190,000	392,841
SBS Transit Ltd. (a)	9,500	11,751

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Singapore Post Ltd. (a)	240,000	$202,376

		1,097,553

Information Technology (3.8%)
Venture Corp. Ltd. (a)	100,000	598,087
WBL Corp. Ltd. (a)	150,000	407,972

		1,006,059

		5,009,607

SRI LANKA (3.0%)

Energy (0.6%)
Chevron Lubricants Lanka PLC	119,600	157,018

Financials (0.5%)
Commercial Bank of Ceylon PLC	190,755	141,059

Industrials (1.9%)
Aitken Spence & Co. PLC	307,000	256,124
John Keells Holdings PLC (a)	173,000	240,903

		497,027

		795,104

THAILAND (10.5%)

Consumer Discretionary (2.2%)
BEC World PCL, Foreign Shares (a)	164,000	291,941
Minor International PCL, Foreign Shares (a)	585,400	290,314

		582,255

Consumer Staples (1.7%)
Big C Supercenter PCL, Foreign Shares (a)	21,500	123,625
Siam Makro PCL, Foreign Shares (a)	32,800	342,217

		465,842

Financials (2.3%)
Central Pattana PCL, Foreign Shares (a)	87,900	136,163
Tisco Financial Group PCL, Foreign Shares (a)	369,000	471,701

		607,864

Health Care (1.2%)
Bumrungrad Hospital PCL, Foreign Shares (a)	136,500	329,036

Information Technology (1.8%)
Hana Microelectronics PCL, Foreign Shares (a)	753,000	476,603

Materials (1.3%)
Siam City Cement PCL, Foreign Shares (a)	31,100	335,695

		2,797,295

UNITED KINGDOM (2.5%)

Consumer Discretionary (1.0%)
Millennium & Copthorne Hotels PLC (a)	34,000	254,734

Consumer Staples (1.5%)
MP Evans Group PLC	49,675	408,885

		663,619

Total Common Stocks		26,468,445

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Total Investments (Cost $26,408,858) (b)—100.0%	$26,629,180

Liabilities in excess of other assets—0.0%	(6,131)

Net Assets—100.0%	$26,623,049

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.2%)

CHINA (26.6%)

Consumer Discretionary (0.6%)
Charm Communications, Inc., ADR	44,470	$226,797

Consumer Staples (2.3%)
China Resources Enterprise Ltd. (a)	308,000	851,788

Energy (8.9%)
CNOOC Ltd. (a)	720,000	1,442,522
Green Dragon Gas Ltd.*	58,000	304,500
Greka Drilling Ltd.*	225,000	84,664
PetroChina Co. Ltd., H Shares (a)	1,136,000	1,418,440

		3,250,126

Financials (5.0%)
China Merchants Bank Co. Ltd., A Shares (a)	665,000	1,036,782
Yanlord Land Group Ltd.* (a)	810,000	785,716

		1,822,498

Materials (4.8%)
Baoshan Iron & Steel Co. Ltd., A Shares (a)	1,240,000	819,204
Huaxin Cement Co. Ltd., B Shares (a)	345,000	374,085
Yingde Gases Group Co. Ltd. (a)	683,000	583,854

		1,777,143

Telecommunication Services (5.0%)
China Mobile Ltd. (a)	158,500	1,851,574

		9,779,926

HONG KONG (72.6%)

Consumer Discretionary (14.9%)
AEON Stores (Hong Kong) Co. Ltd.	311,000	894,335
Giordano International Ltd. (a)	1,282,000	890,934
Hongkong & Shanghai Hotels Ltd. (The) (a)	780,757	988,905
Li & Fung Ltd. (a)	774,380	1,519,060
Samsonite International SA (a)	346,700	586,701
Texwinca Holdings Ltd. (a)	644,000	605,026

		5,484,961

Consumer Staples (2.8%)
Convenience Retail Asia Ltd. (a)	502,000	293,151
Dairy Farm International Holdings Ltd.	71,100	745,839

		1,038,990

Financials (33.5%)
AIA Group Ltd. (a)	429,400	1,500,242
Dah Sing Banking Group Ltd. (a)	689,440	634,083
Hang Lung Group Ltd. (a)	230,000	1,527,519
Hang Lung Properties Ltd. (a)	70,000	247,318
HSBC Holdings PLC (a)	169,951	1,422,706
Standard Chartered PLC (HK Listing) (a)	67,508	1,563,789
Sun Hung Kai Properties Ltd. (a)	124,131	1,538,732
Swire Pacific Ltd., Class B (a)	905,000	2,113,370
Swire Properties Ltd. (a)	270,400	804,435

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen China Opportunities Fund

Wing Hang Bank Ltd. (a)	105,362	$960,849

		12,313,043

Industrials (15.0%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	56,400	758,850
Jardine Strategic Holdings Ltd. (a)	92,000	2,878,297
MTR Corp. Ltd. (a)	393,844	1,377,495
Pacific Basin Shipping Ltd. (a)	1,173,000	514,289

		5,528,931

Information Technology (4.4%)
ASM Pacific Technology Ltd. (a)	125,500	1,615,455

Materials (0.6%)
Hung Hing Printing Group Ltd. (a)	1,288,000	207,663

Telecommunication Services (1.4%)
Asia Satellite Telecommunications Holdings Ltd. (a)	181,000	493,387

		26,682,430

Total Common Stocks		36,462,356

REPURCHASE AGREEMENT (0.6%)

UNITED STATES (0.6%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $223,000, collateralized by U.S. Treasury Bond, maturing 5/15/38; total market value of $232,646	$223,000	223,000

Total Repurchase Agreement		223,000

Total Investments (Cost $33,367,888) (b)—99.8%		36,685,356

Other assets in excess of liabilities—0.2%		82,628

Net Assets—100.0%		$36,767,984

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (82.7%)

BRAZIL (6.9%)

Consumer Discretionary (1.1%)
Lojas Renner SA	2,796,710	$83,620,155

Consumer Staples (1.7%)
Souza Cruz SA	8,644,200	121,909,711

Energy (2.9%)
Ultrapar Participacoes SA	9,152,000	215,714,230

Financials (1.2%)
Multiplan Empreendimentos Imobiliarios SA	3,359,335	84,950,585

		506,194,681

CHILE (1.7%)

Financials (1.7%)
Banco Santander Chile, ADR	1,639,000	123,187,240

CHINA (7.1%)

Energy (3.0%)
PetroChina Co. Ltd., H Shares (a)	173,810,200	217,024,001

Telecommunication Services (4.1%)
China Mobile Ltd. (a)	25,768,600	301,025,069

		518,049,070

HONG KONG (7.2%)

Financials (7.2%)
AIA Group Ltd. (a)	41,095,000	143,578,120
Hang Lung Group Ltd. (a)	23,049,000	153,077,324
Hang Lung Properties Ltd. (a)	9,319,000	32,925,161
Swire Pacific Ltd., Class A (a)	10,655,000	127,431,232
Swire Pacific Ltd., Class B (a)	15,945,000	37,235,014
Swire Properties Ltd. (a)	9,573,100	28,479,791

		522,726,642

HUNGARY (1.5%)

Consumer Discretionary (0.0%)
Danubius Hotel and SpA PLC*	2,039	20,930

Health Care (1.5%)
Richter Gedeon Nyrt. (a)	622,284	105,321,803
Richter Gedeon Nyrt., GDR (a)(b)	41,000	6,915,960

		112,237,763

		112,258,693

INDIA (11.9%)

Consumer Discretionary (1.6%)
Hero Motocorp Ltd. (a)	3,217,815	115,427,478

Consumer Staples (0.9%)
Hindustan Unilever Ltd. (a)	8,330,443	69,642,393

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Fund

Financials (3.6%)
Housing Development Finance Corp. Ltd. (a)	14,715,000	$181,376,207
ICICI Bank Ltd. (a)	4,520,900	77,762,344
ICICI Bank Ltd., ADR	32,100	1,111,302

		260,249,853

Health Care (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	1,877,110	70,470,276

Information Technology (2.3%)
Infosys Ltd. (a)	4,213,847	167,405,330
Infosys Ltd., ADR	31,000	1,226,980

		168,632,310

Materials (1.9%)
Grasim Industries Ltd. (a)	563,892	29,118,833
Grasim Industries Ltd., GDR (a)(b)	13,359	687,901
UltraTech Cement Ltd. (a)	3,832,118	112,825,117
UltraTech Cement Ltd., GDR (b)	13,918	409,815

		143,041,666

Telecommunication Services (0.6%)
Bharti Airtel Ltd. (a)	7,862,670	42,311,593

		869,775,569

INDONESIA (3.0%)

Consumer Discretionary (3.0%)
Astra International Tbk PT (a)	299,324,500	220,063,499

ITALY (2.3%)

Energy (2.3%)
Tenaris SA, ADR	4,388,700	167,999,436

MALAYSIA (2.3%)

Financials (2.3%)
CIMB Group Holdings Bhd (a)	40,369,600	101,016,646
Public Bank Bhd (Foreign Mkt) (a)	15,034,200	69,037,474

		170,054,120

MEXICO (7.3%)

Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV*	3,467,000	925,507

Consumer Staples (3.4%)
Fomento Economico Mexicano SAB de CV, ADR	2,505,501	214,019,895
Organizacion Soriana SAB de CV, Class B*	10,599,779	31,723,217

		245,743,112

Financials (2.9%)
Grupo Financiero Banorte SAB de CV	39,211,895	210,529,706

Industrials (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	818,015	72,893,317

		530,091,642

PHILIPPINES (2.7%)

Financials (2.7%)
Ayala Corp. (a)	1,416,000	14,712,011
Ayala Land, Inc. (a)	195,247,800	101,792,755
Bank of the Philippine Islands (a)	45,272,046	78,532,985

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Fund

		$195,037,751

POLAND (1.7%)

Financials (1.7%)
Bank Pekao SA (a)	2,896,971	120,880,713

REPUBLIC OF SOUTH KOREA (1.3%)

Consumer Discretionary (0.3%)
Shinsegae Co. Ltd. (a)	100,684	18,498,195

Consumer Staples (0.9%)
E-Mart Co. Ltd. (a)	297,274	68,903,506

Financials (0.1%)
BS Financial Group, Inc. (a)	232,010	2,428,052
DGB Financial Group, Inc. (a)	155,190	1,762,704

		4,190,756

		91,592,457

RUSSIA (2.9%)

Energy (2.9%)
Lukoil OAO, ADR	3,759,000	211,255,800

SOUTH AFRICA (5.7%)

Consumer Discretionary (2.6%)
Truworths International Ltd. (a)	15,389,049	191,996,474

Consumer Staples (3.1%)
Massmart Holdings Ltd. (a)	4,756,331	99,721,638
SABMiller PLC (a)	2,889,681	124,132,567

		223,854,205

		415,850,679

TAIWAN (4.7%)

Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	94,445,117	255,643,306

Telecommunication Services (1.2%)
Taiwan Mobile Co. Ltd. (a)	27,829,255	91,629,490

		347,272,796

THAILAND (5.0%)

Energy (1.4%)
PTT Exploration & Production PCL, Foreign Shares (a)	21,674,000	104,085,410

Financials (2.1%)
Siam Commercial Bank PCL, Foreign Shares (a)	29,794,500	151,412,525

Materials (1.5%)
Siam Cement PCL, Foreign Shares (a)	9,064,800	100,167,456
Siam Cement PCL, NVDR (a)	1,218,000	12,638,862

		112,806,318

		368,304,253

TURKEY (5.1%)

Consumer Staples (1.5%)
BIM Birlesik Magazalar A.S. (a)	2,506,544	108,704,824

Financials (3.6%)
Akbank T.A.S. (a)	47,182,334	177,159,997

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Fund

Turkiye Garanti Bankasi A.S. (a)	22,704,000	$88,255,180

		265,415,177

		374,120,001

UNITED KINGDOM (2.4%)

Financials (2.4%)
Standard Chartered PLC (a)	7,798,934	178,534,336

Total Common Stocks		6,043,249,378

PREFERRED STOCKS (14.5%)

BRAZIL (9.9%)

Energy (3.0%)
Petroleo Brasileiro SA, ADR, Preferred Shares	11,298,000	215,000,940

Financials (3.4%)
Banco Bradesco SA, ADR, Preferred Shares	16,291,260	249,907,928

Materials (3.5%)
Vale SA, ADR, Preferred Shares	14,552,000	258,006,960

		722,915,828

REPUBLIC OF SOUTH KOREA (4.6%)

Information Technology (4.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	475,693	337,752,688

Total Preferred Stocks		1,060,668,516

REPURCHASE AGREEMENT (3.0%)

UNITED STATES (3.0%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $219,756,183, collateralized by U.S. Treasury Notes, maturing 5/31/19-7/31/19; total market value of $224,151,700	$219,756,000	219,756,000

Total Repurchase Agreement		219,756,000

Total Investments (Cost $6,561,611,311) (c)—100.2%		7,323,673,894

Liabilities in excess of other assets—(0.2)%		(14,265,524)

Net Assets—100.0%		$7,309,408,370

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (78.5%)

Consumer Discretionary (11.7%)
BorgWarner, Inc.*	135,500	$9,092,050
Comcast Corp., Class A	408,400	13,293,420
Staples, Inc.	780,500	9,943,570
Starwood Hotels & Resorts Worldwide, Inc.	97,800	5,295,870
Target Corp.	211,900	12,851,735
Warnaco Group, Inc. (The)*	231,700	9,884,322

		60,360,967

Consumer Staples (9.0%)
CVS Caremark Corp.	203,200	9,194,800
Kellogg Co.	173,800	8,290,260
Kraft Foods, Inc., Class A	238,500	9,470,835
PepsiCo, Inc.	153,300	11,149,509
Philip Morris International, Inc.	92,000	8,412,480

		46,517,884

Energy (6.9%)
Apache Corp.	62,500	5,382,500
Berry Petroleum Co., Class A	108,000	4,106,160
Chevron Corp.	73,300	8,032,214
EOG Resources, Inc.	79,300	7,772,193
National Oilwell Varco, Inc.	65,000	4,699,500
Schlumberger Ltd.	82,000	5,843,320

		35,835,887

Financials (7.5%)
Aflac, Inc.	125,000	5,472,500
Aspen Insurance Holdings Ltd.	294,000	8,449,560
IntercontinentalExchange, Inc.*	86,000	11,284,920
JPMorgan Chase & Co.	241,650	8,699,400
State Street Corp.	122,000	4,926,360

		38,832,740

Health Care (8.0%)
Aetna, Inc.	193,300	6,970,398
Bristol-Myers Squibb Co.	195,000	6,942,000
Gilead Sciences, Inc.*	113,300	6,155,589
Hill-Rom Holdings, Inc.	189,300	4,950,195
St. Jude Medical, Inc.	186,700	6,975,112
Waters Corp.*	122,000	9,452,560

		41,445,854

Industrials (12.7%)
BE Aerospace, Inc.*	156,300	6,131,649
Canadian National Railway Co.	95,700	8,429,256
Clean Harbors, Inc.*	95,700	5,793,678
Deere & Co.	115,700	8,888,074
Emerson Electric Co.	206,500	9,864,505
Kansas City Southern	71,423	5,199,594
Lockheed Martin Corp.	63,000	5,624,010
Precision Castparts Corp.	47,400	7,373,544
Wabtec Corp.	108,700	8,606,866

		65,911,176

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (16.3%)
Alliance Data Systems Corp.*	60,700	$7,891,000
Apple, Inc.*	13,600	8,306,336
Cisco Systems, Inc.	316,200	5,043,390
Cognizant Technology Solutions Corp., Class A*	180,600	10,252,662
EMC Corp.*	350,000	9,173,500
Oracle Corp.	350,000	10,570,000
QUALCOMM, Inc.	191,197	11,410,637
Solera Holdings, Inc.	216,766	8,464,712
Visa, Inc., Class A	61,820	7,979,108
Yahoo!, Inc.*	335,000	5,306,400

		84,397,745

Materials (5.1%)
Potash Corp. of Saskatchewan, Inc.	260,500	11,503,680
Praxair, Inc.	74,900	7,771,624
Valspar Corp.	146,000	7,329,200

		26,604,504

Utilities (1.3%)
ITC Holdings Corp.	88,000	6,528,720

Total Common Stocks—Long Positions		406,435,477

REPURCHASE AGREEMENT (20.1%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $103,841,087, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $105,921,669	$103,841,000	103,841,000

Total Repurchase Agreement		103,841,000

Total Investments (Cost $485,869,088) (a)—98.6%		510,276,477

Other assets in excess of liabilities—1.4%		7,038,903

Net Assets—100.0%		$517,315,380

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

COMMON STOCKS—SHORT POSITIONS (25.6%)

Consumer Discretionary (4.6%)
Bally Technologies, Inc.*	114,400	5,000,424
Darden Restaurants, Inc.	127,700	6,535,686
Leggett & Platt, Inc.	341,200	7,909,016
Lululemon Athletica, Inc.*	73,700	4,162,576

		23,607,702

Consumer Staples (2.0%)
Campbell Soup Co.	314,400	10,409,784

Energy (0.7%)
Denbury Resources, Inc.*	250,000	3,780,000

Financials (5.9%)
Allstate Corp. (The)	244,100	8,372,630
Bank of America Corp.	678,700	4,981,658
Discover Financial Services	262,000	9,421,520
Fifth Third Bancorp	304,400	4,206,808

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Equity Long-Short Fund

TCF Financial Corp.	368,400	$3,805,572

		30,788,188

Health Care (2.0%)
Boston Scientific Corp.*	927,900	4,797,243
Cardinal Health, Inc.	133,000	5,730,970

		10,528,213

Industrials (7.3%)
Harsco Corp.	200,000	4,250,000
Illinois Tool Works, Inc.	218,600	11,878,724
Northrop Grumman Corp.	181,200	11,995,440
PACCAR, Inc.	240,000	9,602,400

		37,726,564

Information Technology (3.1%)
Altera Corp.	84,400	2,991,980
Badger Meter, Inc.	87,300	2,958,597
CA, Inc.	200,000	4,814,000
eBay, Inc.*	116,200	5,147,660

		15,912,237

Total Common Stocks—Short Positions		132,752,688

EXCHANGE TRADED FUNDS—SHORT POSITIONS (8.8%)

Equity Funds (8.8%)
iShares Russell 2000 Value Index Fund	75,000	5,213,250
Market Vectors Semiconductor ETF*	245,000	7,898,800
Materials Select Sector SPDR Fund	212,700	7,410,468
SPDR S&P Oil & Gas Exploration & Production ETF	240,300	12,310,569
SPDR S&P Regional Banking ETF	250,000	6,727,500
SPDR S&P Retail ETF	98,500	5,822,335

		45,382,922

Total Exchange Traded Funds—Short Positions		45,382,922

Total Securities Sold Short (Proceeds $162,920,734)—34.4%		$178,135,610

*	Non-income producing security.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (50.9%)

AUSTRALIA (1.3%)

Financials (1.3%)
QBE Insurance Group Ltd. (a)	84,300	$1,237,310

CANADA (2.0%)

Industrials (1.2%)
Canadian National Railway Co.	13,200	1,164,485

Materials (0.8%)
Potash Corp. of Saskatchewan, Inc.	18,700	827,921

		1,992,406

CHINA (1.7%)

Energy (0.8%)
PetroChina Co. Ltd., H Shares (a)	638,000	796,624

Telecommunication Services (0.9%)
China Mobile Ltd. (a)	75,000	876,139

		1,672,763

FRANCE (0.6%)

Industrials (0.6%)
Schneider Electric SA (a)	10,600	597,655

HONG KONG (1.1%)

Financials (1.1%)
AIA Group Ltd. (a)	161,000	562,503
Swire Pacific Ltd., Class A (a)	46,500	556,129

		1,118,632

ITALY (3.3%)

Energy (3.3%)
Eni SpA (a)	67,600	1,393,929
Tenaris SA, ADR	49,200	1,883,376

		3,277,305

JAPAN (3.4%)

Financials (0.9%)
Daito Trust Construction Co. Ltd. (a)	8,900	855,288

Industrials (0.8%)
FANUC Corp. (a)	5,200	802,819

Information Technology (0.9%)
Canon, Inc. (a)	27,900	931,669

Materials (0.8%)
Shin-Etsu Chemical Co. Ltd. (a)	15,700	792,517

		3,382,293

MEXICO (1.3%)

Consumer Staples (1.3%)
Fomento Economico Mexicano SAB de CV, ADR	14,600	1,247,132

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Equity Fund

SINGAPORE (0.6%)

Financials (0.6%)
City Developments Ltd. (a)	65,000	$608,702

SWEDEN (2.7%)

Financials (1.2%)
Nordea Bank AB (a)	129,900	1,209,614

Industrials (0.6%)
Atlas Copco AB, A Shares (a)	26,700	597,874

Information Technology (0.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	93,200	865,439

		2,672,927

SWITZERLAND (7.1%)

Consumer Staples (1.4%)
Nestle SA (a)	23,300	1,431,464

Financials (1.7%)
Zurich Financial Services AG* (a)	7,500	1,664,567

Health Care (4.0%)
Novartis AG (a)	29,500	1,732,211
Roche Holding AG (a)	12,700	2,248,860

		3,981,071

		7,077,102

TAIWAN (2.5%)

Information Technology (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	177,600	2,481,072

UNITED KINGDOM (9.8%)

Consumer Staples (2.0%)
British American Tobacco PLC (a)	37,500	1,991,794

Energy (1.7%)
Royal Dutch Shell PLC, B Shares (a)	47,500	1,670,942

Financials (2.8%)
HSBC Holdings PLC (a)	120,700	1,008,341
Standard Chartered PLC (a)	75,500	1,728,357

		2,736,698

Telecommunication Services (2.2%)
Vodafone Group PLC (a)	762,900	2,183,371

Utilities (1.1%)
Centrica PLC (a)	219,900	1,091,479

		9,674,284

UNITED STATES (13.5%)

Consumer Discretionary (0.6%)
Comcast Corp., Class A	19,100	621,705

Consumer Staples (5.9%)
CVS Caremark Corp.	29,200	1,321,300
Kraft Foods, Inc., Class A	28,800	1,143,648
PepsiCo, Inc.	19,300	1,403,689

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Global Equity Fund

Philip Morris International, Inc.	22,200	$2,029,968

		5,898,605

Energy (1.9%)
EOG Resources, Inc.	12,600	1,234,926
Schlumberger Ltd.	8,800	627,088

		1,862,014

Health Care (2.8%)
Johnson & Johnson	28,200	1,952,004
Quest Diagnostics, Inc.	14,000	818,020

		2,770,024

Industrials (1.1%)
United Technologies Corp.	14,500	1,079,380

Information Technology (1.2%)
Oracle Corp.	38,600	1,165,720

		13,397,448

Total Common Stocks		50,437,031

PREFERRED STOCKS (5.0%)

BRAZIL (3.4%)

Energy (1.2%)
Petroleo Brasileiro SA, ADR, Preferred Shares	63,300	1,204,599

Financials (1.4%)
Banco Bradesco SA, ADR, Preferred Shares	93,300	1,431,222

Materials (0.8%)
Vale SA, ADR, Preferred Shares	43,300	767,709

		3,403,530

REPUBLIC OF SOUTH KOREA (1.6%)

Information Technology (1.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	4,300	1,524,013

Total Preferred Stocks		4,927,543

REPURCHASE AGREEMENT (1.5%)

UNITED STATES (1.5%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $1,511,001, collateralized by U.S.Treasury Note, maturing 7/31/19; total market value of $1,545,281	$1,511,000	1,511,000

Total Repurchase Agreement		1,511,000

Total Investments (Cost $50,487,873) (c)—57.4%		56,875,574

Other assets in excess of liabilities—42.6%		42,127,291

Net Assets—100.0%		$99,002,865

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)

BRAZIL (11.9%)

Energy (2.9%)
Petroleo Brasileiro SA, ADR	66,400	$1,303,432

Industrials (2.5%)
Wilson Sons Ltd., BDR	76,500	1,149,815

Materials (6.5%)
Vale SA, ADR	161,800	2,920,490

		5,373,737

CANADA (14.6%)

Industrials (3.3%)
Canadian National Railway Co.	16,900	1,488,552

Materials (11.3%)
Barrick Gold Corp.	46,300	1,522,344
Goldcorp, Inc.	47,200	1,703,784
Potash Corp. of Saskatchewan, Inc.	43,000	1,898,880

		5,125,008

		6,613,560

CHILE (2.3%)

Materials (2.3%)
Sociedad Quimica y Minera de Chile SA, ADR	17,100	1,024,803

CHINA (3.8%)

Energy (3.8%)
PetroChina Co. Ltd., H Shares (a)	1,394,000	1,740,585

FRANCE (5.9%)

Energy (2.2%)
Total SA (a)	21,400	986,031

Materials (3.7%)
Air Liquide SA (a)	15,070	1,685,370

		2,671,401

GERMANY (3.4%)

Materials (3.4%)
Linde AG (a)	10,200	1,517,049

ITALY (11.3%)

Energy (11.3%)
Eni SpA (a)	100,200	2,066,149
Tenaris SA, ADR	79,600	3,047,088

		5,113,237

JAPAN (4.2%)

Materials (4.2%)
Shin-Etsu Chemical Co. Ltd. (a)	38,000	1,918,194

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Global Natural Resources Fund

NETHERLANDS (3.2%)

Energy (3.2%)
Fugro NV, CVA (a)	22,200	$1,452,728

THAILAND (3.2%)

Energy (3.2%)
PTT Exploration & Production PCL, Foreign Shares (a)	302,600	1,453,181

UNITED KINGDOM (16.9%)

Energy (7.8%)
BG Group PLC (a)	50,100	986,232
Royal Dutch Shell PLC, B Shares (a)	72,200	2,539,832

		3,526,064

Materials (9.1%)
BHP Billiton PLC (a)	74,000	2,157,758
Rio Tinto PLC (a)	42,000	1,934,179

		4,091,937

		7,618,001

UNITED STATES (17.6%)

Energy (10.5%)
EOG Resources, Inc.	27,400	2,685,474
Schlumberger Ltd.	28,700	2,045,162

		4,730,636

Materials (7.1%)
Monsanto Co.	14,400	1,232,928
Praxair, Inc.	19,000	1,971,440

		3,204,368

		7,935,004

Total Common Stocks		44,431,480

REPURCHASE AGREEMENT (1.4%)

UNITED STATES (1.4%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $600,001, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $613,319	$600,000	600,000

Total Repurchase Agreement		600,000

Total Investments (Cost $44,771,942) (b)—99.7%		45,031,480

Other assets in excess of liabilities—0.3%		157,464

Net Assets—100.0%		$45,188,944

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.4%)

BRAZIL (10.3%)

Consumer Discretionary (2.4%)
Lojas Renner SA	47,800	$1,429,195

Financials (2.1%)
Multiplan Empreendimentos Imobiliarios SA	50,300	1,271,982

Health Care (2.3%)
OdontoPrev SA	283,800	1,378,006

Industrials (3.5%)
Wilson Sons Ltd., BDR	139,354	2,094,526

		6,173,709

EGYPT (2.6%)

Financials (2.6%)
National Societe Generale Bank SAE (a)	309,209	1,546,518

FRANCE (1.2%)

Health Care (1.2%)
Virbac SA (a)	4,000	702,737

GERMANY (6.3%)

Materials (6.3%)
Fuchs Petrolub AG (a)	42,600	2,139,470
Symrise AG (a)	50,900	1,597,561

		3,737,031

HONG KONG (8.5%)

Consumer Discretionary (2.1%)
Cafe de Coral Holdings Ltd. (a)	436,000	1,250,675

Information Technology (2.4%)
ASM Pacific Technology Ltd. (a)	112,800	1,451,978

Telecommunication Services (4.0%)
Asia Satellite Telecommunications Holdings Ltd. (a)	883,500	2,408,326

		5,110,979

INDIA (6.5%)

Health Care (4.4%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	30,000	1,126,257
Sanofi India Ltd. (a)	37,500	1,479,786

		2,606,043

Materials (2.1%)
Castrol (India) Ltd. (a)	126,300	1,254,750

		3,860,793

JAPAN (11.9%)

Consumer Staples (5.4%)
Calbee, Inc. (a)	26,400	1,838,082

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Small Cap Fund

Dr. Ci:Labo Co. Ltd. (a)	410	$1,382,134

		3,220,216

Health Care (4.9%)
Asahi Intecc Co. Ltd.	51,700	1,416,828
Sysmex Corp. (a)	34,900	1,520,146

		2,936,974

Industrials (1.6%)
Nabtesco Corp. (a)	44,200	964,548

		7,121,738

MEXICO (3.1%)

Industrials (3.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	208,300	1,863,790

NETHERLANDS (3.1%)

Energy (3.1%)
Fugro NV, CVA (a)	27,900	1,825,726

PHILIPPINES (2.4%)

Financials (2.4%)
Bank of the Philippine Islands (a)	841,673	1,460,042

SINGAPORE (3.6%)

Financials (1.4%)
Wheelock Properties (Singapore) Ltd. (a)	590,000	858,746

Health Care (2.2%)
Raffles Medical Group Ltd. (a)	656,000	1,304,668

		2,163,414

SOUTH AFRICA (2.0%)

Consumer Discretionary (2.0%)
Truworths International Ltd. (a)	94,100	1,174,008

SWITZERLAND (2.6%)

Consumer Staples (2.6%)
Barry Callebaut AG* (a)	1,700	1,534,409

THAILAND (5.3%)

Consumer Staples (2.8%)
Siam Makro PCL, Foreign Shares (a)	157,600	1,644,311

Utilities (2.5%)
Electricity Generating PCL, Foreign Shares (a)	434,400	1,509,128

		3,153,439

UNITED KINGDOM (17.6%)

Consumer Discretionary (2.1%)
Millennium & Copthorne Hotels PLC (a)	168,500	1,262,432

Consumer Staples (1.5%)
PZ Cussons PLC (a)	185,500	890,800

Energy (2.1%)
John Wood Group PLC (a)	102,211	1,242,999

Financials (1.9%)
Close Brothers Group PLC (a)	97,700	1,138,801

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Small Cap Fund

Health Care (1.9%)
Dechra Pharmaceuticals PLC	147,940	$1,136,080

Industrials (5.1%)
Rotork PLC (a)	26,500	914,761
Spirax-Sarco Engineering PLC (a)	29,400	903,122
Weir Group PLC (The) (a)	47,100	1,216,384

		3,034,267

Information Technology (1.0%)
Oxford Instruments PLC (a)	31,200	612,130

Materials (2.0%)
Victrex PLC (a)	61,400	1,218,673

		10,536,182

UNITED STATES (9.4%)

Consumer Discretionary (1.5%)
Warnaco Group, Inc. (The)*	21,500	917,190

Industrials (1.6%)
RBC Bearings, Inc.*	19,900	932,116

Information Technology (1.5%)
Rofin-Sinar Technologies, Inc.*	49,400	895,622

Materials (3.3%)
Compass Minerals International, Inc.	8,200	593,188
Silgan Holdings, Inc.	34,000	1,401,140

		1,994,328

Utilities (1.5%)
ITC Holdings Corp.	12,200	905,118

		5,644,374

Total Common Stocks		57,608,889

PREFERRED STOCKS (2.5%)

CHILE (2.5%)

Consumer Staples (2.5%)
Embotelladora Andina SA, Preferred Shares	253,700	1,471,486

Total Preferred Stocks		1,471,486

REPURCHASE AGREEMENT (1.1%)

UNITED STATES (1.1%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $659,001, collateralized by U.S.Treasury Note, maturing 5/31/19; total market value of $674,144	$659,000	659,000

Total Repurchase Agreement		659,000

Total Investments (Cost $44,683,329) (b)—100.0%		59,739,375

Liabilities in excess of other assets—0.0%		(459)

Net Assets—100.0%		$59,738,916

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Global Small Cap Fund

BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (86.6%)

AUSTRALIA (2.5%)

Financials (2.5%)
QBE Insurance Group Ltd. (a)	1,356,518	$19,910,237

CANADA (4.5%)

Industrials (2.0%)
Canadian National Railway Co.	176,600	15,579,401

Materials (1.4%)
Potash Corp. of Saskatchewan, Inc.	258,100	11,427,073

Telecommunication Services (1.1%)
TELUS Corp.	133,800	8,354,745

		35,361,219

CHINA (4.6%)

Energy (2.1%)
PetroChina Co. Ltd., H Shares (a)	12,938,000	16,154,728

Telecommunication Services (2.5%)
China Mobile Ltd. (a)	1,714,785	20,031,871

		36,186,599

FRANCE (4.5%)

Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (a)	188,400	15,799,693

Industrials (1.0%)
Schneider Electric SA (a)	141,700	7,989,413

Utilities (1.5%)
GDF Suez (a)	529,700	11,820,297

		35,609,403

GERMANY (1.0%)

Materials (1.0%)
Linde AG (a)	54,100	8,046,311

HONG KONG (2.0%)

Financials (2.0%)
AIA Group Ltd. (a)	2,247,600	7,852,687
Swire Pacific Ltd., Class A (a)	673,500	8,054,898

		15,907,585

ITALY (5.9%)

Energy (5.9%)
Eni SpA (a)	1,127,500	23,249,328
Tenaris SA, ADR	608,232	23,283,121

		46,532,449

JAPAN (6.3%)

Financials (1.4%)
Daito Trust Construction Co. Ltd. (a)	119,100	11,445,484

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen International Equity Fund

Industrials (1.4%)
FANUC Corp. (a)	71,700	$11,069,643

Information Technology (1.6%)
Canon, Inc. (a)	368,149	12,293,656

Materials (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	302,999	15,295,020

		50,103,803

MEXICO (2.3%)

Consumer Staples (2.3%)
Fomento Economico Mexicano SAB de CV, ADR	213,900	18,271,338

SINGAPORE (5.6%)

Financials (3.6%)
City Developments Ltd. (a)	1,324,000	12,398,802
Oversea-Chinese Banking Corp. Ltd. (a)	2,059,184	15,749,216

		28,148,018

Telecommunication Services (2.0%)
Singapore Telecommunications Ltd. (a)	5,645,000	16,197,215

		44,345,233

SWEDEN (4.5%)

Financials (2.0%)
Nordea Bank AB (a)	1,712,500	15,946,611

Industrials (1.0%)
Atlas Copco AB, A Shares (a)	357,200	7,998,520

Information Technology (1.5%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	1,291,600	11,993,569

		35,938,700

SWITZERLAND (16.0%)

Consumer Staples (3.5%)
Nestle SA (a)	451,900	27,763,018

Financials (3.0%)
Zurich Financial Services AG* (a)	106,100	23,548,076

Health Care (8.5%)
Novartis AG (a)	536,100	31,479,272
Roche Holding AG (a)	202,900	35,928,634

		67,407,906

Industrials (1.0%)
Schindler Holding AG (a)	65,900	7,694,606

		126,413,606

TAIWAN (4.6%)

Information Technology (4.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,608,000	17,886,483
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,357,300	18,961,481

		36,847,964

UNITED KINGDOM (22.3%)

Consumer Staples (4.5%)
British American Tobacco PLC (a)	666,800	35,416,758

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen International Equity Fund

Energy (3.0%)
Royal Dutch Shell PLC, A Shares (a)	159,400	$5,416,883
Royal Dutch Shell PLC, B Shares (a)	517,600	18,207,991

		23,624,874

Financials (4.9%)
HSBC Holdings PLC (a)	1,861,400	15,550,343
Standard Chartered PLC (a)	1,010,200	23,125,646

		38,675,989

Industrials (1.5%)
Weir Group PLC (The) (a)	463,000	11,957,230

Materials (2.0%)
BHP Billiton PLC (a)	283,800	8,275,293
Rio Tinto PLC (a)	168,100	7,741,322

		16,016,615

Telecommunication Services (4.5%)
Vodafone Group PLC (a)	12,366,200	35,391,262

Utilities (1.9%)
Centrica PLC (a)	3,137,400	15,572,560

		176,655,288

Total Common Stocks		686,129,735

PREFERRED STOCKS (9.8%)

BRAZIL (5.9%)

Energy (1.9%)
Petroleo Brasileiro SA, ADR, Preferred Shares	811,800	15,448,554

Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares	1,327,900	20,369,986

Materials (1.4%)
Vale SA, ADR, Preferred Shares	617,400	10,946,502

		46,765,042

REPUBLIC OF SOUTH KOREA (3.9%)

Information Technology (3.9%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	85,500	30,298,407

		30,298,407

Total Preferred Stocks		77,063,449

REPURCHASE AGREEMENT (1.8%)

UNITED STATES (1.8%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, in the amount of $14,325,012, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $14,613,206	$14,325,000	14,325,000

Total Repurchase Agreement		14,325,000

Total Investments (Cost $710,657,167) (c)—98.2%		777,518,184

Other assets in excess of liabilities—1.8%		14,559,290

Net Assets—100.0%		$792,077,474

*	Non-income producing security.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen International Equity Fund

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.6%)

Consumer Discretionary (13.4%)
Ascena Retail Group, Inc.*	142,684	$2,616,824
Drew Industries, Inc.*	85,655	2,300,693
Ethan Allen Interiors, Inc.	69,400	1,431,722
G-III Apparel Group Ltd.*	95,800	2,353,806
Jos A Bank Clothiers, Inc.*	26,900	1,136,794
Monro Muffler Brake, Inc.	78,000	2,579,460
Penn National Gaming, Inc.*	66,640	2,593,629
Warnaco Group, Inc. (The)*	77,600	3,310,416
Zumiez, Inc.*	26,878	976,478

		19,299,822

Consumer Staples (5.6%)
Casey’s General Stores, Inc.	18,800	1,117,284
J&J Snack Foods Corp.	34,800	2,011,092
Smithfield Foods, Inc.*	120,860	2,235,910
TreeHouse Foods, Inc.*	47,200	2,642,728

		8,007,014

Energy (6.3%)
Approach Resources, Inc.*	64,700	1,708,080
Berry Petroleum Co., Class A	86,370	3,283,788
TETRA Technologies, Inc.*	262,000	1,815,660
Tidewater, Inc.	46,460	2,256,562

		9,064,090

Financials (19.3%)
AMERISAFE, Inc.*	113,260	2,827,536
Aspen Insurance Holdings Ltd.	98,100	2,819,394
Bank of the Ozarks, Inc.	91,260	2,937,659
Boston Private Financial Holdings, Inc.	357,900	3,367,839
Canadian Western Bank	110,200	2,886,727
DuPont Fabros Technology, Inc.	69,000	1,856,100
Healthcare Realty Trust, Inc.	125,408	3,080,020
Jones Lang LaSalle, Inc.	31,710	2,114,740
Sabra Healthcare REIT, Inc.	129,504	2,398,414
Univest Corp. of Pennsylvania	71,020	1,129,928
Wintrust Financial Corp.	63,574	2,333,802

		27,752,159

Health Care (6.3%)
Hill-Rom Holdings, Inc.	68,300	1,786,045
IPC The Hospitalist Co., Inc.*	70,540	3,033,220
Teleflex, Inc.	44,320	2,824,957
Viropharma, Inc.*	64,690	1,404,420

		9,048,642

Industrials (14.9%)
Actuant Corp., Class A	110,700	3,150,522
BE Aerospace, Inc.*	40,869	1,603,291
Beacon Roofing Supply, Inc.*	130,430	3,457,699
Clean Harbors, Inc.*	43,614	2,640,392
Dynamic Materials Corp.	149,047	2,490,575
Gibraltar Industries, Inc.*	238,451	2,270,053

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Small Cap Fund

RBC Bearings, Inc.*	57,742	$2,704,635
Wabtec Corp.	40,670	3,220,251

		21,537,418

Information Technology (17.2%)
Advent Software, Inc.*	82,030	1,867,003
Concur Technologies, Inc.*	33,008	2,229,360
Finisar Corp.*	102,540	1,274,572
Heartland Payment Systems, Inc.	102,200	3,239,740
Littelfuse, Inc.	45,074	2,417,769
MICROS Systems, Inc.*	58,567	2,795,989
Rofin-Sinar Technologies, Inc.*	134,398	2,436,636
Silicon Laboratories, Inc.*	36,500	1,348,675
Solera Holdings, Inc.	71,360	2,786,608
Syntel, Inc.	37,300	2,168,249
Teradyne, Inc.*	150,000	2,206,500

		24,771,101

Materials (12.0%)
Compass Minerals International, Inc.	42,000	3,038,280
Kaiser Aluminum Corp.	67,000	3,654,180
Materion Corp.	108,900	2,137,707
Silgan Holdings, Inc.	83,786	3,452,821
Valspar Corp.	35,630	1,788,626
Worthington Industries, Inc.	146,000	3,168,200

		17,239,814

Telecommunication Services (2.1%)
Shenandoah Telecommunications Co.	194,830	3,068,573

Utilities (1.5%)
ITC Holdings Corp.	29,960	2,222,732

Total Common Stocks		142,011,365

REPURCHASE AGREEMENT (1.6%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $2,346,002, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $2,397,519	$2,346,000	2,346,000

Total Repurchase Agreement		2,346,000

Total Investments (Cost $131,287,611) (a)—100.2%		144,357,365

Liabilities in excess of other assets—(0.2)%		(345,440)

Net Assets—100.0%		$144,011,925

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.1%)

Consumer Discretionary (12.2%)
BorgWarner, Inc.*	78,766	$5,285,199
Comcast Corp., Class A	265,600	8,645,280
Staples, Inc.	459,672	5,856,221
Starwood Hotels & Resorts Worldwide, Inc.	89,755	4,860,233
Target Corp.	91,000	5,519,150
TJX Cos., Inc.	178,966	7,924,615

		38,090,698

Consumer Staples (16.8%)
CVS Caremark Corp.	188,702	8,538,766
Kellogg Co.	156,648	7,472,110
Kraft Foods, Inc., Class A	264,502	10,503,374
PepsiCo, Inc.	124,933	9,086,377
Philip Morris International, Inc.	94,412	8,633,033
Procter & Gamble Co. (The)	129,212	8,339,342

		52,573,002

Energy (10.1%)
Apache Corp.	54,835	4,722,390
Chevron Corp.	65,800	7,210,364
EOG Resources, Inc.	47,445	4,650,085
Exxon Mobil Corp.	72,953	6,335,968
National Oilwell Varco, Inc.	38,200	2,761,860
Schlumberger Ltd.	83,235	5,931,326

		31,611,993

Financials (12.9%)
Aflac, Inc.	148,556	6,503,781
Charles Schwab Corp. (The)	336,200	4,246,206
IntercontinentalExchange, Inc.*	48,586	6,375,455
JPMorgan Chase & Co.	146,607	5,277,852
Royal Bank of Canada	90,764	4,650,201
State Street Corp.	126,405	5,104,234
Wells Fargo & Co.	245,975	8,316,415

		40,474,144

Health Care (11.8%)
Aetna, Inc.	120,327	4,338,992
Baxter International, Inc.	127,307	7,448,733
Gilead Sciences, Inc.*	95,500	5,188,515
Johnson & Johnson	146,746	10,157,758
Quest Diagnostics, Inc.	103,810	6,065,618
St. Jude Medical, Inc.	99,142	3,703,945

		36,903,561

Industrials (9.0%)
Bombardier, Inc., Class B	1,286,884	4,632,449
Canadian National Railway Co.	74,142	6,530,427
Deere & Co.	82,717	6,354,320
Emerson Electric Co.	128,771	6,151,391
United Technologies Corp.	61,102	4,548,433

		28,217,020

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen U.S. Equity Fund

Information Technology (19.5%)
Alliance Data Systems Corp.*	45,788	$5,952,440
Cisco Systems, Inc.	274,600	4,379,870
Cognizant Technology Solutions Corp., Class A*	132,300	7,510,671
EMC Corp.*	293,829	7,701,258
Oracle Corp.	338,400	10,219,680
QUALCOMM, Inc.	141,700	8,456,656
Solera Holdings, Inc.	185,772	7,254,397
Visa, Inc., Class A	50,990	6,581,279
Yahoo!, Inc.*	196,700	3,115,728

		61,171,979

Materials (4.6%)
Monsanto Co.	39,815	3,408,960
Potash Corp. of Saskatchewan, Inc.	114,820	5,070,451
Praxair, Inc.	57,871	6,004,695

		14,484,106

Telecommunication Services (2.2%)
TELUS Corp.	83,384	5,206,667
TELUS Corp., Non-Voting Shares	29,084	1,782,849

		6,989,516

Total Common Stocks		310,516,019

REPURCHASE AGREEMENT (0.9%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $2,876,002, collateralized by U.S.Treasury Note, maturing 7/31/19; total market value of $2,936,531	$2,876,000	2,876,000

Total Repurchase Agreement		2,876,000

Total Investments (Cost $275,834,413) (a)—100.0%		313,392,019

Other assets in excess of liabilities—0.0%		11,553

Net Assets—100.0%		$313,403,572

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen U.S. Equity II Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.8%)

Consumer Discretionary (12.3%)
BorgWarner, Inc.*	16,638	$1,116,410
Comcast Corp., Class A	56,400	1,835,820
Staples, Inc.	97,380	1,240,621
Starwood Hotels & Resorts Worldwide, Inc.	19,079	1,033,128
Target Corp.	19,100	1,158,415
TJX Cos., Inc.	38,006	1,682,906

		8,067,300

Consumer Staples (16.9%)
CVS Caremark Corp.	40,043	1,811,946
Kellogg Co.	32,895	1,569,092
Kraft Foods, Inc., Class A	56,141	2,229,359
PepsiCo, Inc.	26,430	1,922,254
Philip Morris International, Inc.	20,067	1,834,926
Procter & Gamble Co. (The)	27,225	1,757,101

		11,124,678

Energy (10.2%)
Apache Corp.	11,674	1,005,365
Chevron Corp.	13,800	1,512,204
EOG Resources, Inc.	10,019	981,962
Exxon Mobil Corp.	15,494	1,345,654
National Oilwell Varco, Inc.	8,000	578,400
Schlumberger Ltd.	17,677	1,259,663

		6,683,248

Financials (13.0%)
Aflac, Inc.	31,371	1,373,422
Charles Schwab Corp. (The)	70,700	892,941
IntercontinentalExchange, Inc.*	10,241	1,343,824
JPMorgan Chase & Co.	31,044	1,117,584
Royal Bank of Canada	18,347	939,990
State Street Corp.	26,902	1,086,303
Wells Fargo & Co.	52,368	1,770,562

		8,524,626

Health Care (11.9%)
Aetna, Inc.	25,673	925,768
Baxter International, Inc.	27,303	1,597,499
Gilead Sciences, Inc.*	20,200	1,097,466
Johnson & Johnson	30,870	2,136,821
Quest Diagnostics, Inc.	21,973	1,283,882
St. Jude Medical, Inc.	20,999	784,523

		7,825,959

Industrials (9.1%)
Bombardier, Inc., Class B	273,157	983,294
Canadian National Railway Co.	15,796	1,391,312
Deere & Co.	17,446	1,340,202
Emerson Electric Co.	27,231	1,300,825
United Technologies Corp.	13,036	970,400

		5,986,033

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen U.S. Equity II Fund

Information Technology (19.5%)
Alliance Data Systems Corp.*	9,634	$1,252,420
Cisco Systems, Inc.	58,200	928,290
Cognizant Technology Solutions Corp., Class A*	27,600	1,566,852
EMC Corp.*	61,762	1,618,782
Oracle Corp.	71,000	2,144,200
QUALCOMM, Inc.	29,800	1,778,464
Solera Holdings, Inc.	38,982	1,522,247
Visa, Inc., Class A	10,686	1,379,242
Yahoo!, Inc.*	41,700	660,528

		12,851,025

Materials (4.6%)
Monsanto Co.	8,310	711,502
Potash Corp. of Saskatchewan, Inc.	24,248	1,070,792
Praxair, Inc.	12,234	1,269,400

		3,051,694

Telecommunication Services (2.3%)
TELUS Corp.	18,114	1,131,075
TELUS Corp., Non-Voting Shares	6,150	376,995

		1,508,070

Total Common Stocks		65,622,633

REPURCHASE AGREEMENT (0.4%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $267,000, collateralized by U.S.Treasury Bond, maturing 5/15/38; total market value $274,946	$267,000	267,000

Total Repurchase Agreement		267,000

Total Investments (Cost $57,782,895) (a)—100.2%		65,889,633

Liabilities in excess of other assets—(0.2)%		(108,495)

Net Assets—100.0%		$65,781,138

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (29.1%)

CHINA (3.4%)
Apparel (0.0%)
Texhong Textile Group Ltd., Series REGS (USD), 7.63%, 01/19/16 (a)	$50,000	$41,375

Building Materials (0.5%)
China Shanshui Cement Group Ltd. (USD), 10.50%, 04/27/17 (a)	1,650,000	1,689,270
West China Cement Ltd., Series REGS (USD), 7.50%, 01/25/16 (a)	500,000	436,250

		2,125,520

Chemicals (0.4%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/14	12,000,000	1,837,032

Gas Utilities (0.9%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/22 (a)	1,100,000	1,166,968
ENN Energy Holdings Ltd., Series REGS (USD), 6.00%, 05/13/21 (a)	1,400,000	1,494,444
Talent Yield Investments Ltd., Series REGS (USD), 4.50%, 04/25/22 (a)	1,600,000	1,694,298

		4,355,710

Oil, Gas & Consumable Fuels (0.1%)
China Petroleum & Chemical Corp., Series WW (CNY), 0.80%, 02/20/14	4,500,000	675,987

Real Estate Management & Development (1.5%)
Agile Property Holdings Ltd., Series REGS (USD), 8.88%, 04/28/17 (a)	1,750,000	1,750,000
Central China Real Estate Ltd., Series REGS (USD), 12.25%, 10/20/15 (a)	400,000	423,000
China Overseas Finance Cayman Island II Ltd., Series REGS (USD), 5.50%, 11/10/20 (a)	1,500,000	1,609,323
Country Garden Holdings Co.
Series REGS (USD), 11.75%, 09/10/14 (a)	750,000	817,500
Series REGS (USD), 11.13%, 02/23/18 (a)	900,000	942,650
Longfor Properties Co. Ltd., Series REGS (USD), 9.50%, 04/07/16 (a)	550,000	577,500
Yanlord Land Group Ltd., Series REGS (USD), 10.63%, 03/29/18 (a)	900,000	877,500

		6,997,473

		16,033,097

HONG KONG (4.6%)
Commercial Banks (0.7%)
Wing Hang Bank Ltd. (USD), EMTN, 6.00%, 04/20/17 (b)(c)	3,150,000	3,112,169

Diversified Holding Companies (2.0%)
Hutchison Whampoa International Ltd.
Series REGS (USD), 4.63%, 09/11/15 (a)	300,000	323,884
Series REGS (USD), 7.63%, 04/09/19 (a)	4,250,000	5,318,020
Series REGS (USD), 7.45%, 11/24/33 (a)	300,000	435,285
Swire Pacific MTN Financing Ltd.
(USD), EMTN, 6.25%, 04/18/18	1,100,000	1,292,025
(USD), EMTN, 5.50%, 08/19/19	2,000,000	2,272,268

		9,641,482

Holding Companies-Diversified Operations (0.5%)
Fita International Ltd. (USD), 7.00%, 02/10/20	2,150,000	2,298,995

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

Real Estate Management & Development (1.4%)
Henson Finance Ltd. (USD), 5.50%, 09/17/19	$3,200,000	$3,413,034
Hongkong Land Finance (Cayman Island) Co. Ltd. (USD), EMTN, 4.50%, 10/07/25	3,350,000	3,491,289

		6,904,323

		21,956,969

INDIA (5.4%)

Commercial Banks (2.6%)
Axis Bank Ltd. (USD), EMTN, 5.25%, 09/30/15	2,100,000	2,158,327
Bank of Baroda, Series REGS (USD), 5.00%, 08/24/16 (a)	1,050,000	1,073,082
ICICI Bank Ltd.
Series REGS (USD), EMTN, 4.75%, 11/25/16 (a)	750,000	751,487
Series REGS (USD), 6.38%, 04/30/22 (a)(c)	2,850,000	2,657,625
India Government Bonds, Deutsche Bank AG London Credit-Linked Notes (USD), EMTN, 5.16%, 05/22/14 (c)	7,000,000	5,696,947

		12,337,468

Diversified Financial Services (1.2%)
Indian Railway Finance Corp. Ltd. (USD), 4.41%, 03/30/16	1,300,000	1,316,559
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/16	258,000,000	4,656,368

		5,972,927

Electric Utilities (1.6%)
NTPC Ltd.
(USD), EMTN, 5.88%, 03/02/16	1,050,000	1,122,764
Series REGS (USD), EMTN, 5.63%, 07/14/21 (a)	2,400,000	2,476,560
Power Grid Corp. of India Ltd., Series B (INR), 9.25%, 12/26/16	216,250,000	3,918,330

		7,517,654

		25,828,049

INDONESIA (2.9%)

Coal (0.3%)
Adaro Indonesia PT, Series REGS (USD), 7.63%, 10/22/19 (a)	1,600,000	1,710,080

Commercial Banks (1.0%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/15	41,000,000,000	4,801,743

Diversified Telecommunication Services (0.3%)
Indosat Palapa Co. BV, Series REGS (USD), 7.38%, 07/29/20 (a)	1,250,000	1,396,875

Electric Utilities (0.6%)
Majapahit Holding BV
Series REGS (USD), 8.00%, 08/07/19 (a)	1,600,000	1,964,000
Series REGS (USD), 7.88%, 06/29/37 (a)	600,000	769,500

		2,733,500

Oil, Gas & Consumable Fuels (0.7%)
Pertamina Persero PT
Series REGS (USD), 5.25%, 05/23/21 (a)	1,800,000	1,944,000
(USD), 4.88%, 05/03/22 (a)	600,000	630,000
Series REGS (USD), 6.00%, 05/03/42 (a)	800,000	859,000

		3,433,000

		14,075,198

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

MALAYSIA (2.7%)

Commercial Banks (1.1%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/16 (b)(c)	$2,300,000	$2,256,645
Public Bank Bhd (USD), 6.84%, 08/22/36 (c)	400,000	410,554
SBB Capital Corp. (USD), 6.62%, 11/02/15 (b)(c)	2,650,000	2,612,508

		5,279,707

Diversified Financial Services (0.2%)
Danga Capital Bhd, Series REGS (CNH), 2.90%, 10/20/14 (a)	5,000,000	773,389

Electric Utilities (0.2%)
TNB Capital (L) Ltd., Series REGS (USD), 5.25%, 05/05/15 (a)	1,100,000	1,188,605

Oil, Gas & Consumable Fuels (1.2%)
PETRONAS Capital Ltd., Series REGS (USD), 5.25%, 08/12/19 (a)	1,400,000	1,628,015
PETRONAS Global Sukuk Ltd., Series REGS (USD), 4.25%, 08/12/14 (a)	3,850,000	4,047,035

		5,675,050

		12,916,751

PHILIPPINES (1.1%)

Diversified Telecommunication Services (0.3%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/17	1,000,000	1,195,000

Electric Utilities (0.3%)
Power Sector Assets & Liabilities Management Corp., Series REGS (USD), 6.88%, 11/02/16 (a)(d)	1,250,000	1,457,812

Holding Companies-Diversified Operations (0.5%)
Alliance Global Group Inc. (USD), 6.50%, 08/18/17	2,350,000	2,496,001

		5,148,813

REPUBLIC OF SOUTH KOREA (4.3%)

Commercial Banks (2.4%)
Busan Bank (USD), 6.00%, 10/30/17 (c)	600,000	600,826
Hana Bank, Series REGS (USD), 4.00%, 11/03/16 (a)	900,000	956,065
Hana Funding Ltd. (USD), 8.75%, 12/17/12 (b)(c)	550,000	552,877
National Agricultural Cooperative Federation, Series REGS (USD), 4.25%, 01/28/16 (a)	2,600,000	2,759,305
Shinhan Bank
Series REGS (USD), 4.13%, 10/04/16 (a)	1,200,000	1,277,494
Series REGS (USD), 5.66%, 03/02/35 (a)(c)	1,300,000	1,326,006
(USD), 6.82%, 09/20/36 (c)	1,650,000	1,719,498
Standard Chartered Bank Korea Ltd., Series REGS (USD), 7.27%, 03/03/34 (a)(c)	1,990,000	2,049,700

		11,241,771

Diversified Financial Services (1.0%)
Hyundai Capital Services, Inc.
Series REGS (USD), 6.00%, 05/05/15 (a)	1,400,000	1,535,950
Series REGS (USD), 4.38%, 07/27/16 (a)	3,150,000	3,336,124

		4,872,074

Electric Utilities (0.9%)
Korea South-East Power Co. Ltd.
Series REGS (USD), 6.00%, 05/25/16 (a)	3,600,000	4,058,385

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

Series REGS (USD), EMTN, 3.63%, 01/29/17 (a)	$450,000	$469,335

		4,527,720

		20,641,565

SINGAPORE (2.9%)

Commercial Banks (0.3%)
Oversea-Chinese Banking Corp. Ltd. (USD), EMTN, 3.75%, 11/15/22 (c)	1,350,000	1,373,529

Investment Companies (1.2%)
Temasek Financial (I) Ltd.
Series REGS (USD), 4.30%, 10/25/19 (a)	3,250,000	3,729,421
(SGD), MTN, 3.27%, 02/19/20	2,500,000	2,224,078

		5,953,499

Real Estate (0.3%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/17	1,750,000	1,437,243

Real Estate Investment Trust (REIT) Funds (0.7%)
CMT MTN Pte. Ltd.
(SGD), MTN, 2.85%, 09/01/14	2,000,000	1,626,535
(USD), EMTN, 4.32%, 04/08/15	1,500,000	1,586,193

		3,212,728

Semiconductors & Semiconductor Equipment (0.4%)
STATS ChipPAC Ltd., Series REGS (USD), 7.50%, 08/12/15 (a)	1,600,000	1,720,000

		13,696,999

THAILAND (1.8%)

Commercial Banks (1.4%)
Bangkok Bank PCL
Series REGS (USD), 4.80%, 10/18/20 (a)	950,000	1,010,198
Series REGS (USD), 9.03%, 03/15/29 (a)	2,050,000	2,557,375
Bank of Thailand (THB), 3.30%, 04/30/14	72,500,000	2,311,469
Kasikornbank PCL, Series REGS (USD), 8.25%, 08/21/16 (a)	900,000	1,006,581

		6,885,623

Oil, Gas & Consumable Fuels (0.4%)
PTTEP Australia International Finance Pty Ltd., Series REGS (USD), 4.15%, 07/19/15 (a)	750,000	781,158
PTTEP Canada International Finance Ltd., Series REGS (USD), EMTN, 5.69%, 04/05/21 (a)	850,000	938,726

		1,719,884

		8,605,507

Total Corporate Bonds		138,902,948

GOVERNMENT BONDS (60.4%)

CHINA (4.4%)
China Government Bond
Series 1113 (CNY), 3.26%, 06/02/14	2,000,000	319,201
Series 1125 (CNY), 2.82%, 12/08/14	1,000,000	158,455
(CNY), 3.60%, 02/17/16	30,000,000	4,867,830
(CNY), 3.41%, 06/24/20	68,000,000	10,866,662
(CNH), 2.48%, 12/01/20	12,000,000	1,792,824

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

Series 1124 (CNY), 3.57%, 11/17/21	$20,000,000	$3,215,305

		21,220,277

INDIA (2.2%)
India Government Bond
(INR), 7.49%, 04/16/17	300,000,000	5,278,506
(INR), 8.33%, 06/07/36	295,000,000	5,196,721

		10,475,227

INDONESIA (12.0%)
Indonesia Government International Bond
Series REGS (USD), 11.63%, 03/04/19 (a)	1,800,000	2,731,500
Series REGS (USD), 11.63%, 03/04/19 (a)	50,000	75,875
Series REGS (USD), 5.88%, 03/13/20 (a)	1,200,000	1,431,000
Series REGS (USD), 4.88%, 05/05/21 (a)	1,550,000	1,759,250
Series REGS (USD), 6.63%, 02/17/37 (a)	2,900,000	3,817,125
Indonesia Treasury Bond
Series FR27 (IDR), 9.50%, 06/15/15	27,100,000,000	3,185,583
Series FR30 (IDR), 10.75%, 05/15/16	72,500,000,000	9,060,815
Series FR55 (IDR), 7.38%, 09/15/16	80,800,000,000	9,158,648
Series FR53 (IDR), 8.25%, 07/15/21	23,000,000,000	2,850,391
Series FR61 (IDR), 7.00%, 05/15/22	31,889,000,000	3,689,576
Series FR35 (IDR), 12.90%, 06/15/22	35,000,000,000	5,600,322
Series FR40 (IDR), 11.00%, 09/15/25	24,000,000,000	3,612,032
Series FR54 (IDR), 9.50%, 07/15/31	9,000,000,000	1,261,597
Series FR58 (IDR), 8.25%, 06/15/32	35,800,000,000	4,532,344
Perusahaan Penerbit SBSN
Series REGS (USD), 8.80%, 04/23/14 (a)	2,400,000	2,664,746
Series REGS (USD), 4.00%, 11/21/18 (a)	1,650,000	1,701,563

		57,132,367

MALAYSIA (11.0%)
Malaysia Government Bond
Series 0312 (MYR), 3.20%, 10/15/15	26,000,000	8,338,876
Series 0207 (MYR), 3.81%, 02/15/17	30,000,000	9,850,085
Series 0210 (MYR), 4.01%, 09/15/17	25,900,000	8,587,867
Series 0512 (MYR), 3.31%, 10/31/17	3,600,000	1,155,865
Series 0511 (MYR), 3.58%, 09/28/18	20,100,000	6,530,461
Series 0902 (MYR), 4.38%, 11/29/19	16,900,000	5,768,038
Series 0111 (MYR), 4.16%, 07/15/21	28,700,000	9,721,794
Series 0311 (MYR), 4.39%, 04/15/26	1,128,000	392,775
Series 0212 (MYR), 3.89%, 03/15/27	600,000	198,023
Wakala Global Sukuk Bhd, Series REGS (USD), 2.99%, 07/06/16 (a)	2,150,000	2,235,514

		52,779,298

PHILIPPINES (8.2%)
Philippine Government Bond
Series 7-48 (PHP), 7.00%, 01/27/16	261,300,000	6,885,488
Series R102 (PHP), 7.38%, 03/03/21	130,000,000	3,669,485
Series 1054 (PHP), 6.38%, 01/19/22	270,000,000	7,185,764
Series 2017 (PHP), 8.00%, 07/19/31	200,000,000	6,177,540
Philippine Government International Bond
(USD), 8.88%, 03/17/15	1,100,000	1,295,250
(USD), 9.38%, 01/18/17	100,000	131,000
(USD), 9.88%, 01/15/19	2,450,000	3,528,000
(USD), 6.50%, 01/20/20	1,050,000	1,333,500

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

(USD), 10.63%, 03/16/25	$2,400,000	$4,116,000
(USD), 7.75%, 01/14/31	3,200,000	4,808,000

		39,130,027

REPUBLIC OF SOUTH KOREA (14.5%)
Korea Monetary Stabilization Bond
Series 1308 (KRW), 3.90%, 08/02/13	8,000,000,000	7,141,544
Series 1402 (KRW), 3.47%, 02/02/14	4,000,000,000	3,569,640
Korea Treasury Bond
Series 1506 (KRW), 3.25%, 06/10/15	3,300,000,000	2,950,437
Series 1703 (KRW), 3.50%, 03/10/17	33,600,000,000	30,394,965
Series 2106 (KRW), 4.25%, 06/10/21	10,600,000,000	10,165,396
Series 2206 (KRW), 3.75%, 06/10/22	3,000,000,000	2,790,663
Korea Treasury Inflation Linked Bond, Series 2106 (KRW), 1.50%, 06/10/21 (e)	9,300,000,000	8,934,785
Republic of Korea
(USD), 5.13%, 12/07/16	350,000	396,893
(USD), 7.13%, 04/16/19	2,400,000	3,091,258

		69,435,581

SINGAPORE (3.2%)
Singapore Government Bond
(SGD), 4.00%, 09/01/18	2,200,000	2,120,894
(SGD), 2.50%, 06/01/19	5,239,000	4,665,556
(SGD), 3.25%, 09/01/20	4,680,000	4,384,657
(SGD), 3.13%, 09/01/22	4,500,000	4,204,604

		15,375,711

SRI LANKA (0.6%)
Sri Lanka Government International Bond
Series REGS (USD), 7.40%, 01/22/15 (a)	750,000	804,375
Series REGS (USD), 6.25%, 07/27/21 (a)	1,950,000	2,013,578

		2,817,953

THAILAND (4.3%)
Thailand Government Bond
(THB), 3.63%, 05/22/15	131,800,000	4,239,793
(THB), 4.13%, 11/18/16	101,900,000	3,350,806
(THB), 3.45%, 03/08/19	299,500,000	9,582,782
(THB), 1.20%, 07/14/21 (e)	96,200,000	3,153,566

		20,326,947

Total Government Bonds		288,693,388

GOVERNMENT AGENCIES (6.1%)

CHINA (0.2%)
Export-Import Bank of China
Series REGS (USD), 5.25%, 07/29/14 (a)	500,000	537,433
Series REGS (USD), 4.88%, 07/21/15 (a)	250,000	274,246

		811,679

REPUBLIC OF SOUTH KOREA (2.8%)
Export-Import Bank of Korea
(USD), 8.13%, 01/21/14	650,000	709,050
(USD), 5.88%, 01/14/15	900,000	985,842
(USD), 5.13%, 03/16/15	600,000	649,702
(USD), 4.00%, 01/11/17	950,000	1,017,894

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

(USD), 5.00%, 04/11/22	$600,000	$681,837
Korea Development Bank (USD), 3.50%, 08/22/17	3,150,000	3,306,722
Korea Expressway Corp., Series REGS (USD), 4.50%, 03/23/15 (a)	2,350,000	2,489,703
Korea Finance Corp.
(USD), 3.25%, 09/20/16	2,300,000	2,390,475
(USD), 4.63%, 11/16/21	1,300,000	1,432,372

		13,663,597

SINGAPORE (3.1%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/16	5,000,000	4,181,887
(SGD), MTN, 3.95%, 07/15/18	5,000,000	4,634,068
Series REGS (SGD), MTN, 1.83%, 11/21/18 (a)	2,750,000	2,276,003
(SGD), MTN, 3.14%, 03/18/21	4,000,000	3,578,721

		14,670,679

Total Government Agencies		29,145,955

REPURCHASE AGREEMENT (0.6%)

UNITED STATES (0.6%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $2,897,002, collateralized by U.S. Treasury Bond, maturing 05/15/38 & U.S. Treasury Note, maturing 7/31/19; total market value of $2,956,796	2,897,000	2,897,000

Total Repurchase Agreement		2,897,000

Total Investments (Cost $444,979,505) (f)—96.2%		459,639,291

Other assets in excess of liabilities—3.8%		17,966,840

Net Assets—100.0%		$477,606,131

(a)	Denotes a restricted security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2012.
(d)	This security is government guaranteed.
(e)	Inflation linked security.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

At July 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	Credit Suisse	65	09/28/12	$23,359
United States Treasury Note 6%-2 year	Credit Suisse	(310)	09/28/12	(106,563)
United States Treasury Note 6%-5 year	Credit Suisse	(82)	09/28/12	(83,945)
United States Treasury Note 6%-10 year	Credit Suisse	214	09/19/12	63,881
United States Treasury Note 6%-10 year	Credit Suisse	(57)	09/19/12	(113,109)
United States Treasury Bond 6%-30 year	Credit Suisse	18	09/19/12	67,500

				$(148,877)

At July 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
01/30/13	UBS	CNY	86,077,100	USD	13,700,000	$13,494,521	$(205,479)
Chinese Yuan Renminbi Offshore/United States Dollar
08/23/12	Credit Suisse	CNH	71,438,600	USD	11,300,000	11,199,156	(100,844)
08/23/12	Deutsche Bank	CNH	327,041,634	USD	51,672,000	51,269,065	(402,935)
08/23/12	Royal Bank of Canada	CNH	24,751,350	USD	3,900,000	3,880,174	(19,826)
08/23/12	Standard Chartered Bank	CNH	14,032,700	USD	2,200,000	2,199,853	(147)
Hong Kong Dollar/United States Dollar
09/07/12	Deutsche Bank	HKD	145,058,900	USD	18,700,000	18,708,387	8,387
09/07/12	Royal Bank of Canada	HKD	489,012,300	USD	62,999,999	63,068,391	68,392
09/07/12	Standard Chartered Bank	HKD	25,607,340	USD	3,299,999	3,302,603	2,604
Indian Rupee/United States Dollar
11/09/12	Standard Chartered Bank	INR	648,528,900	USD	11,400,000	11,445,007	45,007
Indonesian Rupiah/United States Dollar
09/13/12	Credit Suisse	IDR	21,436,000,000	USD	2,299,999	2,266,047	(33,952)
09/13/12	Deutsche Bank	IDR	35,644,000,000	USD	3,800,000	3,768,007	(31,993)
09/13/12	HSBC	IDR	529,066,650,000	USD	54,650,000	55,928,819	1,278,819
09/13/12	Royal Bank of Canada	IDR	41,262,500,000	USD	4,400,000	4,361,951	(38,049)
09/13/12	Standard Chartered Bank	IDR	59,752,000,000	USD	6,389,000	6,316,518	(72,482)
09/13/12	UBS	IDR	103,991,600,000	USD	11,000,000	10,993,185	(6,815)
03/01/13	Deutsche Bank	IDR	15,240,000,000	USD	1,600,000	1,575,559	(24,441)
03/01/13	Royal Bank of Canada	IDR	73,612,000,000	USD	7,699,999	7,610,238	(89,761)
03/01/13	Standard Chartered Bank	IDR	156,832,500,000	USD	16,500,000	16,213,834	(286,166)
06/05/13	UBS	IDR	12,084,000,000	USD	1,200,000	1,233,223	33,223
Malaysian Ringgit/United States Dollar
09/27/12	Credit Suisse	MYR	7,590,000	USD	2,400,000	2,424,190	24,190
09/27/12	HSBC	MYR	15,545,250	USD	4,900,000	4,965,038	65,038
09/27/12	Royal Bank of Canada	MYR	4,169,100	USD	1,300,000	1,331,580	31,580

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

09/27/12	Standard Chartered Bank	MYR	55,197,090	USD	17,190,000	$17,629,542	$439,542
Philippine Peso/United States Dollar
08/23/12	Deutsche Bank	PHP	141,306,000	USD	3,300,000	3,385,754	85,754
08/23/12	Royal Bank of Canada	PHP	782,780,200	USD	18,200,000	18,755,761	555,761
08/23/12	Standard Chartered Bank	PHP	546,583,800	USD	12,670,000	13,096,390	426,390
08/23/12	UBS	PHP	422,560,000	USD	9,800,000	10,124,725	324,725
Singapore Dollar/United States Dollar
09/27/12	Credit Suisse	SGD	6,693,340	USD	5,300,000	5,379,017	79,017
09/27/12	Deutsche Bank	SGD	45,212,573	USD	35,660,000	36,334,508	674,508
09/27/12	UBS	SGD	7,775,792	USD	6,100,000	6,248,916	148,916
South Korean Won/United States Dollar
09/20/12	Credit Suisse	KRW	10,598,730,000	USD	9,300,000	9,384,212	84,212
09/20/12	Royal Bank of Canada	KRW	2,850,000,000	USD	2,500,000	2,523,416	23,416
09/20/12	Standard Chartered Bank	KRW	55,939,268,000	USD	48,580,000	49,529,136	949,136
Thai Baht/United States Dollar
09/05/12	Standard Chartered Bank	THB	310,026,000	USD	9,780,000	9,825,026	45,026

						$479,771,749	$4,080,753

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
01/30/13	Standard Chartered Bank	USD	2,600,000	CNY	16,590,340	$2,600,909	$(909)
01/30/13	UBS	USD	3,500,000	CNY	22,158,500	3,473,843	26,157
United States Dollar/Chinese Yuan Renminbi Offshore
08/23/12	Credit Suisse	USD	11,300,000	CNH	71,438,600	11,199,156	100,844
08/23/12	Deutsche Bank	USD	9,100,000	CNH	57,900,310	9,076,810	23,190
08/23/12	Royal Bank of Canada	USD	5,900,000	CNH	37,450,460	5,870,965	29,035
08/23/12	Standard Chartered Bank	USD	9,050,000	CNH	57,422,840	9,001,959	48,041
United States Dollar/Hong Kong Dollar
09/07/12	Deutsche Bank	USD	9,400,000	HKD	72,898,920	9,401,845	(1,845)
09/07/12	Royal Bank of Canada	USD	14,600,000	HKD	113,208,120	14,600,561	(561)
United States Dollar/Indian Rupee
11/09/12	Standard Chartered Bank	USD	7,800,000	INR	443,730,300	7,830,794	(30,794)
United States Dollar/Indonesian Rupiah
09/13/12	Credit Suisse	USD	4,700,000	IDR	44,244,800,000	4,677,217	22,783
09/13/12	Goldman Sachs	USD	10,650,000	IDR	102,772,500,000	10,864,311	(214,311)
09/13/12	Standard Chartered Bank	USD	17,120,000	IDR	161,445,300,000	17,066,744	53,256
09/13/12	UBS	USD	18,550,000	IDR	174,560,050,000	18,453,133	96,867
06/05/13	UBS	USD	1,200,000	IDR	12,084,000,000	1,233,223	(33,223)
United States Dollar/Malaysian Ringgit
09/27/12	Standard Chartered Bank	USD	21,120,000	MYR	67,816,320	21,660,031	(540,031)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Asia Bond Fund

09/27/12	UBS	USD	400,000	MYR	1,274,200	$406,970	$(6,970)
United States Dollar/Philippine Peso
08/23/12	Credit Suisse	USD	6,300,000	PHP	265,433,000	6,359,892	(59,892)
08/23/12	Deutsche Bank	USD	17,500,000	PHP	750,621,000	17,985,212	(485,212)
08/23/12	Royal Bank of Canada	USD	11,490,000	PHP	494,196,390	11,841,165	(351,165)
08/23/12	Standard Chartered Bank	USD	700,000	PHP	30,156,000	722,551	(22,551)
08/23/12	UBS	USD	11,600,000	PHP	498,856,000	11,952,811	(352,811)
United States Dollar/Singapore Dollar
09/27/12	Credit Suisse	USD	4,200,000	SGD	5,268,900	4,234,284	(34,284)
09/27/12	Standard Chartered Bank	USD	4,200,000	SGD	5,366,550	4,312,760	(112,760)
09/27/12	UBS	USD	53,400,000	SGD	68,725,800	55,230,614	(1,830,614)
United States Dollar/South Korean Won
09/20/12	Credit Suisse	USD	5,600,000	KRW	6,471,150,000	5,729,615	(129,615)
09/20/12	Royal Bank of Canada	USD	16,700,000	KRW	19,179,980,000	16,982,129	(282,129)
09/20/12	Standard Chartered Bank	USD	12,130,000	KRW	14,020,213,000	12,413,624	(283,624)
09/20/12	State Street	USD	4,600,000	KRW	5,281,720,000	4,676,483	(76,483)
09/20/12	UBS	USD	11,400,000	KRW	13,114,560,000	11,611,751	(211,751)
United States Dollar/Thai Baht
09/05/12	Standard Chartered Bank	USD	6,030,000	THB	191,151,000	6,057,762	(27,762)

						$317,529,124	$(4,689,124)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (3.1%)

AUSTRALIA (0.1%)
SMART Trust, Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/17 (a)	$110,000	$112,016

UNITED STATES (3.0%)
Capital One Multi-Asset Execution Trust
Series 2004-B3, Class B3 (USD), 0.98%, 01/18/22 (b)	205,000	200,389
Series 2006-B1, Class B1 (USD), 0.53%, 01/15/19 (b)	165,000	161,836
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.50%, 04/07/24 (a)(b)	200,000	201,818
CNH Wholesale Master Note Trust, Series 2011-1A, Class B (USD), 1.91%, 12/15/15 (a)(b)	100,000	100,250
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/18 (a)	121,978	122,793
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/42 (a)	267,975	284,722
GE Capital Credit Card Master Note Trust, Series 2012-5, Class B (USD), 1.51%, 06/15/18	290,000	291,580
Mid-State Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/45 (a)	472,824	488,565
Santander Drive Auto Receivables Trust
Series 2010-2, Class C (USD), 3.89%, 07/17/17	100,000	103,645
Series 2011-4, Class B (USD), 2.90%, 05/16/16	134,000	138,168
Series 2012-3, Class A3 (USD), 1.08%, 04/15/16	115,000	115,719
World Financial Network Credit Card Master Trust
Series 2010-A, Class M (USD), 5.20%, 04/15/19	360,000	392,979
Series 2012-A, Class A (USD), 3.14%, 01/17/23	369,000	390,315

		2,992,779

Total Asset-Backed Securities		3,104,795

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.7%)

UNITED STATES (5.7%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (b)	250,000	271,577
Series 2007-PW17, Class AMFL (USD), 0.94%, 06/11/50 (a)(b)	125,000	103,638
Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50 (b)	150,000	173,928
Series 2007-PW17, Class AM (USD), 5.90%, 06/11/50 (b)	250,000	269,192
Citigroup Commercial Mortgage Trust
Series 2005-CD1, Class AM (USD), 5.22%, 07/15/44 (b)	160,000	174,415
Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	225,000	245,594
Series 2007-C6, Class AM (USD), 5.70%, 12/10/49 (b)	300,000	320,530
Commercial Mortgage Pass Through Certificates
Series 2011-THL, Class B (USD), 4.55%, 06/09/28 (a)	100,000	102,895
Series 2006-C7, Class AM (USD), 5.77%, 06/10/46 (b)	35,000	36,973
Series 2007-C9, Class AM (USD), 5.65%, 12/10/49 (b)	484,000	517,776
Extended Stay America Trust, Series 2010-ESHA, Class B (USD), 4.22%, 11/05/27 (a)	270,000	273,425
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	650,000	719,070
Jefferies & Co., Inc., Series 2009-R9, Class 1A1 (USD), 2.59%, 08/26/46 (a)(b)	286,079	281,446
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class ASB (USD), 5.72%, 02/12/49 (b)	270,786	294,234
Series 2007-LD11, Class A4 (USD), 5.81%, 06/15/49 (b)	630,000	704,140
Series 2007-LD11, Class ASB (USD), 5.81%, 06/15/49 (b)	274,717	297,007
Series 2007-CB20, Class ASB (USD), 5.69%, 02/12/51	180,714	196,065

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

Series 2007-CB20, Class AM (USD), 5.88%, 02/12/51 (b)	$240,000	$259,508
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (b)	150,000	173,433
Morgan Stanley Capital I, Series 2003-IQ5, Class C (USD), 5.30%, 04/15/38 (b)	300,000	309,324

		5,724,170

Total Commercial Mortgage-Backed Securities		5,724,170

RESIDENTIAL MORTGAGE-BACKED SECURITIES (7.2%)

UNITED KINGDOM (1.8%)
Fosse Master Issuer PLC, Series 2011-1A, Class A2 (USD), 1.86%, 10/18/54 (a)(b)	189,673	191,287
Holmes Master Issuer PLC
Series 2010-1A, Class A2 (USD), 1.86%, 10/15/54 (a)(b)	125,000	125,802
Series 2011-3A, Class A6 (USD), 2.21%, 10/15/54 (a)(b)	250,000	254,017
Series 2012-1A, Class A2 (USD), 2.11%, 10/15/54 (a)(b)	275,000	278,050
Permanent Master Issuer PLC, Series 2011-2A, Class 1A3 (USD), 2.07%, 07/15/42 (a)(b)	250,000	253,264
Silverstone Master Issuer PLC
Series 2011-1A, Class 1A (USD), 2.00%, 01/21/55 (a)(b)	270,000	272,721
Series 2012-1A, Class 2A1 (USD), 2.10%, 01/21/55 (a)(b)	460,000	467,101

		1,842,242

UNITED STATES (5.4%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 2.30%, 01/26/37 (a)(b)	179,777	176,590
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 3.78%, 12/26/37 (a)(b)	597,983	583,794
Citigroup Mortgage Loan Trust, Inc.
Series 2009-5, Class 7A1 (USD), 0.60%, 07/25/36 (a)(b)	314,236	292,686
Series 2009-6, Class 11A1 (USD), 0.60%, 05/25/37 (a)(b)	191,246	183,340
Series 2009-6, Class 4A1 (USD), 2.81%, 04/25/37 (a)(b)	249,542	248,691
Series 2009-6, Class 6A1 (USD), 0.50%, 07/25/36 (a)(b)	635,250	590,666
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/37 (a)	321,505	326,381
Series 2009-2R, Class 2A5 (USD), 2.52%, 06/26/37 (a)(b)	322,011	316,649
Series 2009-3R, Class 25A1 (USD), 3.02%, 07/27/36 (a)(b)	435,727	430,837
Series 2009-3R, Class 28A1 (USD), 3.41%, 08/27/37 (a)(b)	124,260	118,803
FREMF Mortgage Trust, Series 2012-K501, Class C (USD), 3.49%, 11/25/46 (a)(b)	177,000	167,565
JP Morgan Re-Remic
Series 2009-7, Class 11A1 (USD), 2.88%, 09/27/36 (a)(b)	257,554	246,698
Series 2009-7, Class 13A1 (USD), 3.17%, 06/27/37 (a)(b)	217,839	215,739
Series 2009-7, Class 14A1 (USD), 2.62%, 07/27/37 (a)(b)	646,759	628,561
Series 2009-7, Class 1A1 (USD), 3.06%, 08/27/37 (a)(b)	300,971	296,303
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	84,885	85,988
MASTR Asset Securitization Trust, Series 2003-8, Class 3A13 (USD), 5.25%, 09/25/33	105,336	106,489
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10 (USD), 2.06%, 01/15/22	414,795	422,363

		5,438,143

Total Residential Mortgage-Backed Securities		7,280,385

CORPORATE BONDS (31.8%)

AUSTRALIA (1.0%)

Commercial Banks (0.6%)
National Australia Bank Ltd.
(USD), 1.60%, 08/07/15	250,000	251,391
MTN (USD), 2.75%, 03/09/17	275,000	283,810

		535,201

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

Metals & Mining (0.4%)
BHP Billiton Finance USA Ltd. (USD), 1.63%, 02/24/17	$205,000	$209,064
Rio Tinto Finance USA Ltd. (USD), 6.50%, 07/15/18	175,000	218,436

		427,500

		962,701

CANADA (0.7%)

Energy Equipment & Services (0.3%)
TransCanada PipeLines Ltd. (USD), 2.50%, 08/01/22	230,000	231,625

Metals & Mining (0.4%)
Barrick Gold Corp. (USD), 5.25%, 04/01/42	250,000	282,299
Teck Resources Ltd.
(USD), 6.25%, 07/15/41	50,000	55,321
(USD), 5.20%, 03/01/42	85,000	82,621

		420,241

		651,866

CAYMAN ISLANDS (0.9%)

Computers & Peripherals (0.6%)
Seagate HDD Cayman (USD), 6.88%, 05/01/20	180,000	194,175
Seagate Technology International (USD), 10.00%, 05/01/14 (a)	413,000	458,430

		652,605

Oil, Gas & Consumable Fuels (0.3%)
Noble Holding International Ltd. (USD), 2.50%, 03/15/17	270,000	276,557

		929,162

FRANCE (0.9%)

Beverages (0.4%)
Pernod-Ricard SA (USD), 4.45%, 01/15/22 (a)	350,000	379,779

Oil, Gas & Consumable Fuels (0.5%)
Total Capital International SA
(USD), 1.50%, 02/17/17	275,000	279,281
(USD), 1.55%, 06/28/17	215,000	218,603

		497,884

		877,663

ISRAEL (0.2%)

Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/21	215,000	234,223

NETHERLANDS (0.7%)

Commercial Banks (0.7%)
ABN Amro Bank, Series REGS (USD), 4.25%, 02/02/17 (a)	320,000	338,112
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 3.38%, 01/19/17	190,000	200,288
ING Bank (USD), 3.75%, 03/07/17 (a)	200,000	206,502

		744,902

NEW ZEALAND (0.2%)

Commercial Banks (0.2%)
ANZ National Int’l Ltd. (USD), 1.85%, 10/15/15 (a)	200,000	199,886

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

REPUBLIC OF IRELAND (0.3%)

Insurance (0.3%)
Willis Group Holdings PLC (USD), 4.13%, 03/15/16	$270,000	$284,148

SWEDEN (0.3%)

Commercial Banks (0.3%)
Nordea Bank AB (USD), 3.13%, 03/20/17 (a)	310,000	321,209

UNITED KINGDOM (1.5%)

Metals & Mining (0.4%)
Anglo American Capital PLC (USD), 2.63%, 04/03/17 (a)	400,000	404,080

Oil, Gas & Consumable Fuels (1.1%)
BG Energy Capital PLC
(USD), 2.50%, 12/09/15 (a)	280,000	291,539
(USD), 4.00%, 10/15/21 (a)	200,000	220,364
BP Capital Markets PLC
(USD), 2.25%, 11/01/16	220,000	229,167
(USD), 1.85%, 05/05/17	350,000	359,322

		1,100,392

		1,504,472

UNITED STATES (25.1%)

Advertising (0.5%)
Interpublic Group of Cos., Inc. (USD), 10.00%, 07/15/17	145,000	163,125
Omnicom Group, Inc. (USD), 4.45%, 08/15/20	270,000	301,025

		464,150

Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 0.80%, 07/15/15	505,000	506,914

Biotechnology (0.3%)
Life Technologies Corp. (USD), 6.00%, 03/01/20	235,000	280,894

Chemicals (0.4%)
CF Industries, Inc.
(USD), 6.88%, 05/01/18	170,000	205,700
(USD), 7.13%, 05/01/20	120,000	150,000

		355,700

Commercial Banks (2.6%)
AgriBank FCB, Series AI (USD), 9.13%, 07/15/19	250,000	330,815
Citigroup, Inc.
(USD), 2.25%, 08/07/15	335,000	334,209
(USD), 4.45%, 01/10/17	470,000	502,193
Goldman Sachs Group, Inc.
(USD), 5.95%, 01/18/18	280,000	311,211
(USD), 5.75%, 01/24/22	165,000	180,234
JPMorgan Chase & Co.
(USD), 4.35%, 08/15/21	330,000	361,463
(USD), 5.40%, 01/06/42	115,000	134,504
Wells Fargo & Co. (USD), 1.50%, 07/01/15	495,000	499,802

		2,654,431

Commercial Services & Supplies (0.3%)
ADT Corp. (USD), 2.25%, 07/15/17 (a)	250,000	253,793

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

Computers & Peripherals (0.6%)
Hewlett-Packard Co. (USD), 6.00%, 09/15/41	$148,000	$166,375
International Business Machines Corp.
(USD), 1.95%, 07/22/16	300,000	312,889
(USD), 1.88%, 08/01/22	110,000	107,682

		586,946

Diversified Financial Services (5.4%)
American Honda Finance Corp. (USD), 1.45%, 02/27/15 (a)	415,000	420,460
BlackRock, Inc. (USD), 3.38%, 06/01/22	185,000	193,592
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (a)	345,000	383,505
Ford Motor Credit Co. LLC
(USD), 4.21%, 04/15/16 (a)	550,000	569,412
(USD), 3.00%, 06/12/17	265,000	263,843
General Electric Capital Corp. / LJ VP Holdings LLC
(USD), 1.63%, 07/02/15	140,000	141,497
(USD), 3.80%, 06/18/19 (a)	250,000	257,988
(USD), MTN, 4.65%, 10/17/21	425,000	485,803
Series B (USD), 6.25%, 12/15/22 (b)(c)	200,000	204,584
HSBC Finance Corp. (USD), 5.50%, 01/19/16	525,000	577,087
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (a)	285,000	304,237
Legg Mason, Inc. (USD), 5.50%, 05/21/19 (a)	170,000	180,506
Raymond James Financial, Inc. (USD), 5.63%, 04/01/24	240,000	262,220
Toyota Motor Credit Corp. (USD), 0.88%, 07/17/15	435,000	436,968
Unilever Capital Corp. (USD), 0.45%, 07/30/15	500,000	498,370
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (a)	260,693	279,703

		5,459,775

Diversified Telecommunication Services (1.4%)
Cellco Partnership / Verizon Wireless Capital LLC (USD), 5.55%, 02/01/14	470,000	502,595
Juniper Networks, Inc. (USD), 5.95%, 03/15/41	95,000	108,970
Qwest Corp. (USD), 7.25%, 09/15/25	40,000	45,910
SBA Tower Trust (USD), 5.10%, 04/15/42 (a)	710,000	776,575

		1,434,050

Electric Utilities (1.2%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/35	110,000	133,673
Entergy Gulf States, Inc. (USD), 6.20%, 07/01/33	214,000	214,553
Nisource Finance Corp. (USD), 5.25%, 02/15/43	100,000	109,296
Oncor Electric Delivery Co. LLC (USD), 4.55%, 12/01/41 (a)	205,000	211,056
Progress Energy, Inc. (USD), 3.15%, 04/01/22	140,000	143,640
Public Service Co. of New Mexico (USD), 7.95%, 05/15/18	180,000	217,953
SCANA Corp. (USD), MTN, 4.75%, 05/15/21	150,000	161,828
Southern California Edison Co. (USD), 4.05%, 03/15/42	50,000	54,848

		1,246,847

Electronics (0.3%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	220,000	266,643
Jabil Circuit, Inc. (USD), 8.25%, 03/15/18	55,000	66,000

		332,643

Energy Equipment & Services (0.9%)
El Paso Pipeline Partners Operating Co. LLC
(USD), 6.50%, 04/01/20	135,000	158,630
(USD), 5.00%, 10/01/21	85,000	92,718
Energy Transfer Partners LP

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

(USD), 6.13%, 02/15/17	$150,000	$170,430
(USD), 5.20%, 02/01/22	110,000	121,554
Enterprise Products Operating LLC (USD), 4.85%, 08/15/42	90,000	97,027
Williams Partners LP (USD), 7.25%, 02/01/17	180,000	216,584

		856,943

Food & Staples (0.2%)
CVS Caremark Corp. (USD), 5.75%, 05/15/41	155,000	198,594

Gas Utilities (0.2%)
Sempra Energy (USD), 2.30%, 04/01/17	160,000	166,129

Healthcare Providers & Services (0.6%)
Aetna, Inc. (USD), 4.50%, 05/15/42	65,000	69,520
Highmark, Inc. (USD), 6.13%, 05/15/41 (a)	125,000	138,345
Humana, Inc. (USD), 6.30%, 08/01/18	200,000	234,205
WellPoint, Inc. (USD), 4.63%, 05/15/42	170,000	175,728

		617,798

Housewares (0.5%)
Newell Rubbermaid, Inc. (USD), 2.00%, 06/15/15	500,000	503,756

Insurance (2.0%)
Alleghany Corp. (USD), 4.95%, 06/27/22	195,000	205,445
American International Group, Inc.
(USD), 3.80%, 03/22/17	300,000	311,798
(USD), 4.88%, 06/01/22	185,000	196,952
ING US, Inc. (USD), 5.50%, 07/15/22 (a)	175,000	178,582
Liberty Mutual Group, Inc. (USD), 6.50%, 05/01/42 (a)	140,000	150,253
Metropolitan Life Global Funding I (USD), 1.70%, 06/29/15 (a)	490,000	493,610
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (a)	130,000	178,989
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/15	300,000	331,361

		2,046,990

Media (1.3%)
CBS Corp. (USD), 8.88%, 05/15/19	255,000	345,005
DIRECTV Holdings LLC
(USD), 5.88%, 10/01/19	205,000	243,881
(USD), 5.15%, 03/15/42	145,000	156,098
Discovery Communications LLC (USD), 6.35%, 06/01/40	115,000	149,444
Time Warner Cable, Inc. (USD), 4.00%, 09/01/21	295,000	324,938
Time Warner, Inc. (USD), 6.10%, 07/15/40	70,000	86,039

		1,305,405

Metals & Mining (0.2%)
Newmont Mining Corp. (USD), 4.88%, 03/15/42	215,000	223,716

Office/Business Equipment (0.9%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/16	760,000	888,637

Oil & Gas Services (0.3%)
Cameron International Corp. (USD), 1.60%, 04/30/15	250,000	252,080
Weatherford International Ltd. (USD), 4.50%, 04/15/22	60,000	62,773

		314,853

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	170,000	203,918
Apache Corp. (USD), 4.75%, 04/15/43	140,000	165,452

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

Devon Energy Corp.
(USD), 1.88%, 05/15/17	$120,000	$122,106
(USD), 4.75%, 05/15/42	40,000	44,997
Marathon Oil Corp. (USD), 6.00%, 10/01/17	250,000	299,516
Marathon Petroleum Corp. (USD), 5.13%, 03/01/21	140,000	161,320
Noble Energy, Inc. (USD), 6.00%, 03/01/41	95,000	117,430
Occidental Petroleum Corp. (USD), 1.50%, 02/15/18	100,000	101,646
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	100,000	123,165

		1,339,550

Paper & Forest Products (0.7%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/24	235,000	322,764
International Paper Co. (USD), 7.95%, 06/15/18	330,000	423,463

		746,227

Pharmaceuticals (0.2%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/18	160,000	201,444

Real Estate (1.2%)
Boston Properties LP
(USD), 5.88%, 10/15/19	205,000	241,592
(USD), 3.85%, 02/01/23	135,000	142,134
Simon Property Group LP (USD), 6.13%, 05/30/18	135,000	162,204
UDR, Inc.
(USD), MTN, 4.25%, 06/01/18	235,000	255,876
Series 0001 (USD), MTN, 4.63%, 01/10/22	90,000	97,382
WEA Finance LLC (USD), 6.75%, 09/02/19 (a)	255,000	304,099

		1,203,287

Semiconductors (0.6%)
Texas Instruments, Inc. (USD), 0.45%, 08/03/15	605,000	602,850

Trucking & Leasing (0.5%)
Penske Truck Leasing Co. LP (USD), 3.75%, 05/11/17 (a)	495,000	501,964

		25,294,286

Total Corporate Bonds		32,004,518

MUNICIPAL BONDS (2.8%)

UNITED STATES (2.8%)

ARIZONA (0.1%)
Glendale Municipal Property Corp., Revenue Bonds, Series B (USD), 6.08%, 07/01/25	95,000	111,575

CALIFORNIA (1.0%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/30	315,000	406,281
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	255,000	356,648
University of California General Obligation Unlimited Bonds, Series AD (USD), 4.86%, 05/15/12	180,000	193,959

		956,888

GEORGIA (0.4%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	370,000	445,735

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

ILLINOIS (0.7%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	$605,000	$705,412

NEW YORK (0.6%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	470,000	618,205

		2,837,815

Total Municipal Bonds		2,837,815

U.S. AGENCIES (37.6%)

UNITED STATES (37.6%)
Federal Home Loan Mortgage Corp.
Pool # G12121 (USD), 5.50%, 04/01/21	342,922	375,886
Series 3835, Class VC (USD), 4.00%, 06/15/22	272,621	295,442
Series 3793, Class LV (USD), 4.00%, 11/15/23	163,333	173,668
TBA (USD), 3.00%, 08/01/27	490,000	514,730
Pool # C91442 (USD), 3.50%, 04/01/32	354,012	380,856
Pool # C91482 (USD), 3.50%, 07/01/32	300,000	320,030
Series 3659, Class VG (USD), 5.00%, 09/15/34	300,000	341,357
Pool # G08028 (USD), 6.00%, 12/01/34	119,980	133,242
Pool # G01840 (USD), 5.00%, 07/01/35	345,409	376,432
Pool # G06788 (USD), 5.50%, 10/01/35	286,087	315,251
Pool # A60299 (USD), 6.50%, 05/01/37	882,322	999,841
Pool # A81046 (USD), 6.00%, 08/01/38	106,322	117,473
Series 3864, Class AB (USD), 4.00%, 06/15/39	284,770	306,190
Series 4077, Class MP (USD), 4.00%, 08/15/40	445,000	484,525
Series 3715, Class PC (USD), 4.50%, 08/15/40	450,000	514,860
Series 3923, Class PQ (USD), 4.00%, 09/15/40	265,000	290,342
Pool # A94362 (USD), 4.00%, 10/01/40	527,367	578,017
Pool # A96374 (USD), 4.00%, 01/01/41	484,269	529,267
Series 4017, Class MA (USD), 3.00%, 03/15/41	458,340	477,794
Series 4029, Class ML (USD), 3.50%, 04/15/41	432,811	456,147
Pool # Q03019 (USD), 4.00%, 09/01/41	426,375	465,994
Pool # Q04017 (USD), 4.00%, 10/01/41	229,141	249,545
Series 3980, Class EP (USD), 5.00%, 01/15/42	383,068	425,397
Pool # Q06531 (USD), 4.00%, 03/01/42	307,322	333,478
Pool # Q08305 (USD), 3.50%, 05/01/42	411,916	441,462
Pool # Q08765 (USD), 3.50%, 06/01/42	359,474	383,253
Pool # Q09082 (USD), 3.50%, 06/01/42	419,395	449,478
TBA (USD), 3.50%, 08/01/42	905,000	958,169
Federal National Mortgage Association
Series 2011-34, Class VA (USD), 4.00%, 06/25/22	478,073	510,017
Pool # 993565 (USD), 4.00%, 04/01/24	243,645	260,708
Pool # AL0302 (USD), 5.00%, 04/01/24	230,275	249,287
Series 2012-38, Class VK (USD), 4.00%, 02/25/25	240,096	271,066
Pool # AK6769 (USD), 3.50%, 03/01/27	406,480	438,654
Pool # AK6972 (USD), 3.50%, 03/01/27	288,950	312,896
TBA (USD), 3.00%, 08/01/27	510,000	537,652
Series 2008-85, Class EB (USD), 5.00%, 09/25/28	365,000	398,150
Series 2012-19, Class GH (USD), 3.00%, 11/25/30	423,247	439,946
Series 2012-84, Class QG (USD), 3.00%, 09/25/31	420,000	438,388
Pool # 555424 (USD), 5.50%, 05/01/33	446,701	493,845
Series 2005-33, Class QD (USD), 5.00%, 01/25/34	624,000	667,606
Pool # 357632 (USD), 5.50%, 10/01/34	169,322	187,085

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

Pool # 190354 (USD), 5.50%, 12/01/34	$473,802	$523,510
Pool # AD0308 (USD), 5.00%, 03/01/35	580,051	635,338
Series 2007-116, Class PB (USD), 5.50%, 08/25/35	140,000	159,596
Pool # AD0114 (USD), 5.00%, 07/01/37	549,268	601,620
Pool # 995050 (USD), 6.00%, 09/01/37	239,849	265,146
Pool # 995049 (USD), 5.50%, 02/01/38	262,278	289,302
Series 2010-56, Class BD (USD), 5.00%, 12/25/38	225,000	243,837
Series 2011-76, Class PB (USD), 2.50%, 04/25/39	367,237	375,248
Series 2011-27, Class JQ (USD), 4.00%, 09/25/39	595,172	631,203
Series 2012-58, Class LC (USD), 3.50%, 10/25/39	749,000	789,379
Pool # AC8518 (USD), 5.00%, 12/01/39	358,612	390,775
Series 2011-2, Class PD (USD), 4.00%, 12/25/39	185,000	203,372
Series 2011-31, Class PB (USD), 4.00%, 01/25/40	130,000	142,529
Series 2012-11, Class PM (USD), 4.00%, 11/25/40	595,000	615,892
Series 2012-40, Class GC (USD), 4.50%, 12/25/40	380,000	403,476
Series 2011-124, Class JM (USD), 4.00%, 02/25/41	394,648	439,334
Series 2011-2, Class PL (USD), 4.00%, 02/25/41	320,000	357,023
Series 2011-6, Class PH (USD), 4.00%, 02/25/41	420,000	467,568
Series 2012-21, Class PJ (USD), 4.00%, 03/25/41	371,360	398,524
Series 2012-67, Class KA (USD), 3.50%, 05/25/41	389,195	418,648
Pool # AI0036 (USD), 4.50%, 07/01/41	456,244	495,840
Pool # AI5595 (USD), 5.00%, 07/01/41	284,027	313,731
Pool # AB3690 (USD), 4.00%, 10/01/41	400,590	430,075
Pool # AJ1472 (USD), 4.00%, 10/01/41	233,809	255,088
Pool # AJ7686 (USD), 4.00%, 12/01/41	501,413	548,817
Pool # AK2818 (USD), 4.50%, 01/01/42	209,955	231,610
Pool # AK3774 (USD), 4.00%, 03/01/42	278,011	301,649
Pool # AK6299 (USD), 4.00%, 03/01/42	679,978	739,733
Pool # AK4827 (USD), 3.50%, 04/01/42	396,542	421,125
Pool # AK6866 (USD), 4.00%, 04/01/42	338,147	369,003
Pool # AK7900 (USD), 4.00%, 04/01/42	358,362	392,692
Series 2012-32, Class CY (USD), 3.50%, 04/25/42	425,000	447,708
Pool # AO2099 (USD), 4.00%, 05/01/42	655,221	703,447
Series 2012-44, Class GA (USD), 4.00%, 05/25/42	448,989	487,296
Pool # AO1797 (USD), 4.50%, 06/01/42	449,380	502,282
Pool # AO8034 (USD), 3.50%, 07/01/42	820,000	875,922
Pool # AO8719 (USD), 3.50%, 07/01/42	470,000	503,526
Pool # AO9950 (USD), 4.00%, 07/01/42	445,000	490,549
TBA (USD), 3.00%, 08/01/42	185,000	192,429
TBA (USD), 4.50%, 08/01/42	515,000	556,924
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	445,000	497,039
Government National Mortgage Association
Series 2011-45, Class VE (USD), 4.50%, 04/20/22	298,283	315,046
Series 2012-16, Class VC (USD), 3.50%, 05/20/23	218,127	241,060
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	142,619	151,499
Series 2012-3, Class LA (USD), 3.50%, 03/20/38	476,783	514,374
Series 2010-128, Class JC (USD), 4.00%, 06/20/39	180,000	203,743
Series 2012-52, Class PM (USD), 3.50%, 12/20/39	287,420	311,544
Series 2012-14, Class PA (USD), 4.00%, 11/20/40	409,509	432,172
Pool # 783356 (USD), 6.00%, 06/20/41	181,282	205,077
Pool # 769101 (USD), 4.00%, 07/20/41	467,625	513,584

		37,889,330

Total U.S. Agencies		37,889,330

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Core Fixed Income Fund

U.S. TREASURIES (11.1%)

UNITED STATES (11.1%)
U.S. Treasury Bond (USD), 3.13%, 02/15/42	$4,155,000	$4,630,228
U.S. Treasury Notes
(USD), 0.50%, 05/31/13 (d)	50,000	50,133
(USD), 0.25%, 06/30/14	5,410,000	5,412,959
(USD), 0.25%, 07/15/15	885,000	883,963
(USD), 1.75%, 05/15/22	230,000	235,427

		11,212,710

Total U.S. Treasuries		11,212,710

REPURCHASE AGREEMENT (7.4%)

UNITED STATES (7.4%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $7,519,006, collateralized by a U.S. Treasury Note, maturing 05/31/19; market value of $7,674,088	7,519,000	7,519,000

Total Repurchase Agreement		7,519,000

Total Investments (Cost $104,138,030) (e)—106.7%		107,572,723

Liabilities in excess of other assets—(6.7)%		(6,772,579)

Net Assets—100.0%		$100,800,144

(a)	Denotes a restricted security.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2012.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

MTN	Medium Term Note
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At July 31, 2012, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%-5 year	UBS	(16)	09/28/12	$(17,038)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (19.3%)

BRAZIL (4.0%)

Commercial Banks (4.0%)
Banco Votorantim SA, Series REGS (BRL), EMTN, 6.25%, 05/16/16 (a)	$2,200,000	$1,184,928

CHINA (0.5%)

Chemicals (0.5%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/14	1,000,000	153,086

MEXICO (2.2%)

Oil, Gas & Consumable Fuels (2.2%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/20	7,800,000	662,881

RUSSIA (9.8%)

Commercial Banks (4.4%)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Series REGS (RUB), 8.63%, 02/17/17 (a)	42,000,000	1,321,664

Oil, Gas & Consumable Fuels (3.3%)
Gazprom OAO Via RBS AG, Series REGS (USD), 9.63%, 03/01/13 (a)	920,000	964,160

Transportation (2.1%)
RZD Capital Ltd., Series REGS (RUB), 8.30%, 04/02/19 (a)	20,000,000	627,192

		2,913,016

THAILAND (2.8%)

Commercial Banks (2.8%)
Bank of Thailand, Series 3YR (THB), 3.40%, 09/08/14	26,200,000	837,131

Total Corporate Bonds		5,751,042

GOVERNMENT BONDS (72.7%)

ARGENTINA (2.9%)
Republic of Argentina, Series VII (USD), 7.00%, 09/12/13	900,000	862,350

BRAZIL (4.3%)
Brazilian Government International Bond
(BRL), 12.50%, 01/05/16	530,000	317,477
(BRL), 12.50%, 01/05/22	620,000	434,926
(BRL), 10.25%, 01/10/28	840,000	531,866

		1,284,269

HUNGARY (4.3%)
Hungary Government Bond, Series 15\C (HUF), 7.75%, 08/24/15	287,600,000	1,270,203

INDONESIA (6.1%)
Indonesia Treasury Bond
Series FR48 (IDR), 9.00%, 09/15/18	580,000,000	71,717
Series FR43 (IDR), 10.25%, 07/15/22	3,029,000,000	421,618
Series FR54 (IDR), 9.50%, 07/15/31	9,556,000,000	1,339,536

		1,832,871

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MALAYSIA (5.4%)
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/17	$1,550,000	$513,946
Series 0511 (MYR), 3.58%, 09/28/18	750,000	243,674
Series 0111 (MYR), 4.16%, 07/15/21	900,000	304,864
Series 0112 (MYR), 3.42%, 08/15/22	1,700,000	544,370

		1,606,854

MEXICO (9.3%)
Mexico Fixed Rate Bonds
Series M10 (MXN), 7.25%, 12/15/16	7,000,000	575,483
Series M10 (MXN), 8.50%, 12/13/18	8,500,000	761,593
Series M20 (MXN), 10.00%, 12/05/24	3,800,000	405,225
Series M20 (MXN), 7.50%, 06/03/27	11,500,000	1,016,212

		2,758,513

PERU (1.5%)
Peru Government Bond (PEN), 7.84%, 08/12/20	1,000,000	460,130

POLAND (8.5%)
Poland Government Bond
Series 0413 (PLN), 5.25%, 04/25/13	2,300,000	692,647
Series 1015 (PLN), 6.25%, 10/24/15	1,430,000	453,374
Series 0416 (PLN), 5.00%, 04/25/16	800,000	244,824
Series 1017 (PLN), 5.25%, 10/25/17	2,680,000	832,273
Series 1021 (PLN), 5.75%, 10/25/21	1,000,000	318,542

		2,541,660

QATAR (1.8%)
Qatar Government International Bond, Series REGS (USD), 5.15%, 04/09/14 (a)	500,000	530,500

RUSSIA (2.8%)
Russian Foreign Bond - Eurobond
(RUB), 7.85%, 03/10/18 (a)	10,000,000	331,596
Series REGS (RUB), 7.85%, 03/10/18 (a)	15,000,000	497,393

		828,989

SOUTH AFRICA (10.8%)
Eskom Holdings Ltd., Series E170 (ZAR), 13.50%, 08/01/21	4,500,000	757,962
South Africa Government Bond
Series R203 (ZAR), 8.25%, 09/15/17	3,400,000	451,811
Series R186 (ZAR), 10.50%, 12/21/26	10,200,000	1,572,606
Series R213 (ZAR), 7.00%, 02/28/31	4,000,000	444,538

		3,226,917

THAILAND (3.9%)
Thailand Government Bond
(THB), 5.25%, 05/12/14	3,300,000	108,719
(THB), 2.80%, 10/10/17	24,800,000	769,542
(THB), 1.20%, 07/14/21 (b)	8,600,000	281,920

		1,160,181

TURKEY (9.1%)
Turkey Government Bond
Series CPI (TRY), 7.00%, 10/01/14 (b)	230,000	175,429
(TRY), 10.00%, 06/17/15	1,950,000	1,144,567
(TRY), 10.50%, 01/15/20	1,170,000	743,126

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Series CPI (TRY), 4.00%, 04/01/20 (b)	$910,000	$643,827

		2,706,949

URUGUAY (2.0%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/18 (b)	6,660,000	536,774
(UYU), 4.25%, 04/05/27 (b)	700,000	54,195

		590,969

Total Government Bonds		21,661,355

REPURCHASE AGREEMENT (5.9%)

UNITED STATES (5.9%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $1,769,001, collateralized by U.S. Treasury Note, maturing 05/31/19; total market value of $1,804,475	1,769,000	1,769,000

Total Repurchase Agreement		1,769,000

Total Investments (Cost $29,367,929) (c)—97.9%		29,181,397

Other assets in excess of liabilities—2.1%		615,349

Net Assets—100.0%		$29,796,746

(a)	Denotes a restricted security.
(b)	Inflation linked security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
09/05/12	Deutsche Bank	BRL	60,000	USD	29,197	$29,108	$(89)
09/05/12	JPMorgan Chase	BRL	2,253,000	USD	1,106,364	1,093,011	(13,353)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Indonesian Rupiah/United States Dollar
09/05/12	Deutsche Bank	IDR	443,187,000	USD	46,400	$46,893	$493
09/05/12	JPMorgan Chase	IDR	4,560,745,000	USD	458,828	482,564	23,736
Malaysian Ringgit/United States Dollar
09/05/12	JPMorgan Chase	MYR	6,754,000	USD	2,120,299	2,159,779	39,480
Mexican Peso/United States Dollar
10/24/12	Barclays Bank	MXN	2,030,000	USD	149,871	151,455	1,584
10/24/12	Royal Bank of Scotland	MXN	10,712,000	USD	804,538	799,205	(5,333)
New Russian Ruble/United States Dollar
09/05/12	Deutsche Bank	RUB	4,410,000	USD	136,757	136,276	(481)
09/05/12	Royal Bank of Scotland	RUB	6,334,000	USD	190,439	195,730	5,291
09/05/12	UBS	RUB	24,678,000	USD	744,387	762,587	18,200
Peruvian Nouveau Sol/United States Dollar
09/05/12	Deutsche Bank	PEN	1,107,000	USD	413,677	420,407	6,730
Polish Zloty/United States Dollar
10/24/12	Deutsche Bank	PLN	346,000	USD	98,430	102,586	4,156
10/24/12	Royal Bank of Scotland	PLN	2,136,000	USD	621,535	633,308	11,773
South African Rand/United States Dollar
10/24/12	HSBC	ZAR	2,670,000	USD	321,678	319,086	(2,592)
South Korean Won/United States Dollar
09/05/12	JPMorgan Chase	KRW	598,865,000	USD	504,648	530,757	26,109

						$7,862,752	$115,704

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
09/05/12	JPMorgan Chase	USD	128,336	BRL	262,000	$127,105	$1,231
United States Dollar/Hungarian Forint
10/24/12	Citibank	USD	153,917	HUF	35,346,000	152,626	1,291
10/24/12	Royal Bank of Scotland	USD	226,728	HUF	53,645,000	231,643	(4,915)
United States Dollar/Malaysian Ringgit
09/05/12	JPMorgan Chase	USD	48,062	MYR	154,000	49,246	(1,184)
United States Dollar/New Russian Ruble
09/05/12	Deutsche Bank	USD	1,475,386	RUB	48,791,000	1,507,715	(32,329)
United States Dollar/Peruvian Nouveau Sol
09/05/12	JPMorgan Chase	USD	797,935	PEN	2,164,000	821,825	(23,890)
United States Dollar/Thai Baht
10/24/12	HSBC	USD	789,016	THB	25,056,000	791,959	(2,943)
United States Dollar/Turkish Lira
10/24/12	HSBC	USD	87,396	TRY	161,000	88,560	(1,164)

						$3,770,679	$(63,903)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (1.3%)

ITALY (0.3%)
Romulus Finance SRL, Series A1 (EUR), 4.94%, 02/20/13	$70,000	$84,621

UNITED STATES (1.0%)
Capital One Multi-Asset Execution Trust, Series 2004-B3, Class B3 (USD), 0.98%, 01/18/22 (a)	35,000	34,213
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/42 (b)	49,625	52,726
Santander Drive Auto Receivables Trust
Series 2010-2, Class C (USD), 3.89%, 07/17/17	16,000	16,583
Series 2011-4, Class B (USD), 2.90%, 05/16/16	41,000	42,275
SLM Student Loan Trust 2003-10, Series REGS (EUR), 1.21%, 12/15/27 (a)(b)	100,000	103,005
World Financial Network Credit Card Master Trust
Series 2010-A, Class M (USD), 5.20%, 04/15/19	45,000	49,123
Series 2012-A, Class A (USD), 3.14%, 01/17/23	28,000	29,617

		327,542

Total Asset-Backed Securities		412,163

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)

UNITED STATES (1.5%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/29 (a)(b)	100,000	101,636
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (a)	25,000	27,158
Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42	23,130	24,117
Citigroup Commercial Mortgage Trust
Series 2005-CD1, Class AM (USD), 5.22%, 07/15/44 (a)	10,000	10,901
Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	10,000	10,915
Series 2007-C6, Class A4 (USD), 5.70%, 12/10/49 (a)	30,000	34,892
Series 2007-C6, Class AM (USD), 5.70%, 12/10/49 (a)	40,000	42,737
Commercial Mortgage Pass Through Certificates
Series 2006-C7, Class AM (USD), 5.77%, 06/10/46 (a)	15,000	15,846
Series 2007-C9, Class AM (USD), 5.65%, 12/10/49 (a)	20,000	21,396
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	20,000	22,125
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 (USD), 5.44%, 03/10/39	15,000	16,956
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4 (USD), 5.81%, 06/15/49 (a)	10,000	11,177
Series 2007-LD11, Class ASB (USD), 5.81%, 06/15/49 (a)	45,786	49,501
Series 2007-CB20, Class AM (USD), 5.88%, 02/12/51 (a)	25,000	27,032
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (a)	40,000	46,249
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM (USD), 5.34%, 11/15/48	10,000	10,553

		473,191

Total Commercial Mortgage-Backed Securities		473,191

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.3%)

UNITED KINGDOM (0.3%)
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1 (USD), 1.87%, 05/17/60 (a)(b)	100,000	100,653

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

UNITED STATES (2.0%)
BCAP LLC Trust
Series 2009-RR2, Class A1 (USD), 2.87%, 01/21/38 (a)(b)	$86,109	$86,017
Series 2009-RR4, Class 3A1 (USD), 2.45%, 04/26/37 (a)(b)	33,034	32,484
Series 2009-RR6, Class 3A1 (USD), 3.78%, 12/26/37 (a)(b)	52,455	51,210
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/36 (b)	36,163	36,133
Series 2009-2R, Class 2A5 (USD), 2.52%, 06/26/37 (a)(b)	41,146	40,461
Series 2009-3R, Class 28A1 (USD), 3.41%, 08/27/37 (a)(b)	19,416	18,563
Series 2009-3R, Class 30A1 (USD), 5.05%, 07/27/37 (a)(b)	46,552	46,987
Series 2009-8R, Class 5A1 (USD), 5.71%, 05/26/37 (a)(b)	70,009	71,827
FREMF Mortgage Trust, Series 2012-K501, Class C (USD), 3.49%, 11/25/46 (a)(b)	10,000	9,467
JP Morgan Re-Remic
Series 2009-7, Class 14A1 (USD), 2.62%, 07/27/37 (a)(b)	49,751	48,351
Series 2009-7, Class 17A1 (USD), 5.95%, 07/27/37 (a)(b)	57,118	57,191
Series 2009-7, Class 1A1 (USD), 3.06%, 08/27/37 (a)(b)	42,996	42,329
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	56,589	57,325
Series 2009-8, Class A1 (USD), 5.00%, 04/20/36 (a)(b)	50,461	51,010

		649,355

Total Residential Mortgage-Backed Securities		750,008

CORPORATE BONDS (34.9%)

AUSTRALIA (1.0%)

Commercial Banks (0.4%)
Commonwealth Bank of Australia (USD), 3.25%, 03/17/16 (b)	100,000	106,190

Diversified Telecommunication Services (0.4%)
Telstra Corp. Ltd., Series REGS (EUR), EMTN, 3.50%, 09/21/22 (b)	100,000	134,055

Metals & Mining (0.2%)
Rio Tinto Finance USA Ltd. (USD), 6.50%, 07/15/18	55,000	68,651

		308,896

BELGIUM (0.2%)

Beverages (0.2%)
Anheuser-Busch InBev NV, Series REGS (EUR), EMTN, 4.00%, 04/26/18 (b)	50,000	70,132

CANADA (0.9%)

Energy Equipment & Services (0.5%)
TransCanada PipeLines Ltd. (USD), 2.50%, 08/01/22	150,000	151,060

Metals & Mining (0.4%)
Teck Resources Ltd.
(USD), 6.25%, 07/15/41	10,000	11,064
(USD), 5.40%, 02/01/43	124,000	124,050

		135,114

		286,174

DENMARK (0.4%)

Diversified Telecommunication Services (0.4%)
TDC AS (EUR), EMTN, 3.75%, 03/02/22	100,000	132,008

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

FRANCE (3.3%)

Commercial Banks (1.7%)
BPCE SFH - Societe de Financement de l’Habitat, Series REGS (EUR), 3.63%, 05/12/16 (b)	$100,000	$133,885
BPCE SFH SA (EUR), EMTN, 2.75%, 02/16/17	100,000	130,229
Societe Generale SFH
Series REGS (EUR), EMTN, 3.25%, 06/06/16 (b)	100,000	132,307
(EUR), EMTN, 2.88%, 03/14/19	100,000	130,368

		526,789

Diversified Financial Services (0.2%)
Caisse Refinancement de l’Habitat (EUR), EMTN, 4.00%, 01/10/22	50,000	70,361

Electric Utilities (0.2%)
EDF SA (EUR), EMTN, 4.63%, 04/26/30	50,000	70,757

Food & Staples (0.4%)
Casino Guichard Perrachon SA (EUR), EMTN, 4.38%, 02/08/17	100,000	134,422

Government Agency (0.5%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/16 (a)(c)	150,000	147,157

Insurance (0.3%)
AXA SA (GBP), EMTN, 6.67%, 07/06/16 (a)(c)	50,000	62,224
Groupama SA (EUR), 4.38%, 07/06/15 (a)(c)	50,000	23,070

		85,294

		1,034,780

ITALY (0.8%)

Commercial Banks (0.4%)
Intesa Sanpaolo SpA, Series REGS (EUR), EMTN, 5.00%, 02/28/17 (b)	100,000	119,690

Diversified Telecommunication Services (0.4%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	35,000	34,912
Telecom Italia Finance SA (EUR), EMTN, 7.75%, 01/24/33	75,000	92,711

		127,623

		247,313

MEXICO (0.4%)

Diversified Telecommunication Services (0.4%)
America Movil SAB de CV (EUR), EMTN, 4.13%, 10/25/19	100,000	138,609

NETHERLANDS (2.9%)

Auto Manufacturers (0.6%)
BMW Finance NV, Series REGS (GBP), EMTN, 3.38%, 12/14/18 (b)	48,000	80,600
Volkswagen International Finance NV, Series REGS (EUR), EMTN, 2.13%, 01/19/15 (b)	100,000	126,616

		207,216

Commercial Banks (2.3%)
ABN Amro Bank, Series REGS (USD), 4.25%, 02/02/17 (b)	200,000	211,320
Bank Nederlandse Gemeenten, Series REGS (USD), 1.38%, 03/23/15 (b)	80,000	80,568
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 3.38%, 01/19/17	90,000	94,874
ING Bank NV (EUR), EMTN, 6.13%, 05/29/23 (a)	50,000	57,794

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

Nederlandse Waterschapsbank NV (USD), EMTN, 3.00%, 03/17/15	$270,000	$283,079

		727,635

		934,851

NORWAY (1.1%)

Commercial Banks (1.1%)
DNB Bank ASA (USD), 3.20%, 04/03/17 (b)	200,000	206,580
Terra Boligkreditt (EUR), EMTN, 2.13%, 08/31/15	100,000	127,373

		333,953

REPUBLIC OF IRELAND (0.2%)

Diversified Financial Services (0.2%)
GE Capital UK Funding, REGS (GBP), EMTN, 4.38%, 07/31/19 (b)	40,000	68,112

SPAIN (2.6%)

Commercial Banks (1.3%)
BBVA Senior Finance SAU, Series REGS (EUR), EMTN, 3.00%, 08/22/13 (b)	100,000	120,381
Caja de Ahorros y Monte de Piedad de Gipuzkoa y San Sebastian (EUR), 4.38%, 11/05/14	100,000	119,823
Caja de Ahorros y Monte de Piedad de Madrid (EUR), 3.50%, 03/14/13	150,000	177,344

		417,548

Diversified Telecommunication Services (0.4%)
Telefonica Emisiones SAU, Series REGS (EUR), EMTN, 4.97%, 02/03/16 (b)	100,000	120,500

Gas Utilities (0.4%)
Gas Natural Capital Markets SA (EUR), EMTN, 4.38%, 11/02/16	100,000	116,393

Insurance (0.1%)
Mapfre SA (EUR), 5.92%, 07/24/37 (a)	50,000	35,436

Software (0.4%)
Amadeus Capital Markets SA (EUR), EMTN, 4.88%, 07/15/16	100,000	129,084

		818,961

SUPRANATIONAL (0.3%)

Supranational (0.3%)
Eurofima (AUD), MTN, 6.00%, 03/30/22	90,000	101,368

SWEDEN (2.5%)

Commercial Banks (2.5%)
Nordea Bank AB (USD), 2.25%, 03/20/15 (b)	200,000	202,662
Svenska Handelsbanken AB (USD), 2.88%, 04/04/17	500,000	524,031
Swedish Covered Bond Corp. (EUR), EMTN, 3.00%, 02/03/15	60,000	78,175

		804,868

UNITED KINGDOM (7.5%)

Commercial Banks (4.5%)
Abbey National Treasury Services PLC
Series REGS (EUR), EMTN, 3.13%, 06/30/15 (b)	100,000	127,825
Series REGS (EUR), EMTN, 3.63%, 10/05/18 (b)	100,000	132,883
Series REGS (GBP), EMTN, 5.25%, 02/16/30 (b)	100,000	180,961
Barclays Bank PLC (EUR), EMTN, 6.00%, 01/14/21	50,000	58,838
HSBC Capital Funding LP (EUR), 5.37%, 03/24/14 (a)(c)	50,000	59,084
Lloyds TSB Bank PLC
Series REGS (EUR), EMTN, 4.63%, 02/02/17 (b)	100,000	132,673

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

(EUR), EMTN, 4.13%, 04/06/17	$100,000	$135,590
(GBP), EMTN, 6.75%, 10/24/18	50,000	91,455
Royal Bank of Scotland Group PLC (EUR), EMTN, 5.25%, 05/15/13	200,000	253,038
Royal Bank of Scotland PLC
(EUR), EMTN, 2.75%, 08/18/14	150,000	188,323
(EUR), EMTN, 6.93%, 04/09/18	50,000	59,373

		1,420,043

Diversified Financial Services (1.3%)
Nationwide Building Society
(EUR), EMTN, 3.88%, 12/05/13	100,000	128,433
(EUR), EMTN, 3.75%, 01/20/15	50,000	64,394
(EUR), EMTN, 6.75%, 07/22/20	60,000	73,704
Network Rail Infrastructure Finance PLC, Series REGS (GBP), EMTN, 2.50%, 03/07/14 (b)(d)	100,000	162,040

		428,571

Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/17 (b)	25,000	29,621

Food & Staples (0.8%)
Tesco PLC
(EUR), EMTN, 5.88%, 09/12/16	100,000	145,719
(GBP), EMTN, 6.13%, 02/24/22	50,000	95,531

		241,250

Insurance (0.2%)
Aviva PLC (EUR), EMTN, 6.88%, 05/22/38 (a)	50,000	55,368

Oil, Gas & Consumable Fuels (0.6%)
BP Capital Markets PLC (USD), 1.85%, 05/05/17	190,000	195,060

		2,369,913

UNITED STATES (10.8%)

Advertising (0.3%)
Omnicom Group, Inc. (USD), 4.45%, 08/15/20	80,000	89,193

Chemicals (0.3%)
CF Industries, Inc.
(USD), 6.88%, 05/01/18	55,000	66,550
(USD), 7.13%, 05/01/20	20,000	25,000

		91,550

Commercial Banks (1.3%)
Citigroup, Inc.
(USD), 2.65%, 03/02/15	120,000	120,925
(USD), 4.45%, 01/10/17	60,000	64,110
Goldman Sachs Group, Inc. (USD), 5.13%, 01/15/15	60,000	63,587
JPMorgan Chase & Co.
(USD), 3.45%, 03/01/16	75,000	79,304
(USD), 5.40%, 01/06/42	80,000	93,568

		421,494

Computers & Peripherals (0.3%)
Brocade Communications Systems, Inc. (USD), 6.63%, 01/15/18	45,000	46,913
Hewlett-Packard Co. (USD), 4.30%, 06/01/21	60,000	61,504

		108,417

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

Diversified Financial Services (1.7%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (b)	$58,000	$64,473
ERAC USA Finance LLC (USD), 6.20%, 11/01/16 (b)	45,000	51,767
HSBC Finance Corp. (USD), 6.68%, 01/15/21	50,000	55,753
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (b)	70,000	74,725
Toyota Motor Credit Corp. (USD), 0.88%, 07/17/15	291,000	292,317

		539,035

Diversified Telecommunication Services (0.6%)
Juniper Networks, Inc. (USD), 5.95%, 03/15/41	15,000	17,206
Qwest Corp. (USD), 7.25%, 09/15/25	20,000	22,955
SBA Tower Trust
(USD), 2.93%, 12/15/17 (b)	75,000	75,007
(USD), 5.10%, 04/15/42 (b)	55,000	60,157

		175,325

Electric Utilities (0.6%)
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/18	35,000	36,050
Oncor Electric Delivery Co. LLC (USD), 4.55%, 12/01/41 (b)	70,000	72,068
Progress Energy, Inc. (USD), 3.15%, 04/01/22	90,000	92,340

		200,458

Electronics (0.3%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	35,000	42,420
Jabil Circuit, Inc. (USD), 5.63%, 12/15/20	40,000	42,500

		84,920

Energy Equipment & Services (0.3%)
El Paso Pipeline Partners Operating Co. LLC (USD), 5.00%, 10/01/21	30,000	32,724
Energy Transfer Partners LP (USD), 5.20%, 02/01/22	50,000	55,252

		87,976

Food & Staples (0.3%)
CVS Caremark Corp. (USD), 5.75%, 05/15/41	75,000	96,094

Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp. (USD), 6.00%, 01/15/20	65,000	78,364
CareFusion Corp. (USD), 5.13%, 08/01/14	45,000	48,231

		126,595

Healthcare Providers & Services (0.1%)
Humana, Inc. (USD), 6.30%, 08/01/18	25,000	29,276

Information Technology Services (0.2%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/15	50,000	53,918

Insurance (0.5%)
American International Group, Inc. (USD), 4.88%, 09/15/16	55,000	59,347
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (b)	41,000	56,450
Prudential Financial, Inc. (USD), MTN, 4.50%, 11/16/21	52,000	56,780

		172,577

Internet (0.2%)
eBay, Inc. (USD), 2.60%, 07/15/22	61,000	62,210

Media (0.6%)
CBS Corp. (USD), 8.88%, 05/15/19	45,000	60,883
DIRECTV Holdings LLC (USD), 5.88%, 10/01/19	50,000	59,483

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

Time Warner Cable, Inc. (USD), 5.88%, 11/15/40	$55,000	$66,326

		186,692

Metals & Mining (0.1%)
Barrick North America Finance LLC (USD), 6.80%, 09/15/18	35,000	43,628

Multi-Utilities (0.2%)
CMS Energy Corp. (USD), 6.55%, 07/17/17	65,000	74,438

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	40,000	47,980
Apache Corp. (USD), 4.75%, 04/15/43	95,000	112,271
Marathon Petroleum Corp. (USD), 5.13%, 03/01/21	20,000	23,046
Noble Energy, Inc. (USD), 6.00%, 03/01/41	15,000	18,542
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	20,000	24,633

		226,472

Paper & Forest Products (0.4%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/24	30,000	41,204
International Paper Co. (USD), 7.95%, 06/15/18	60,000	76,993

		118,197

Pharmaceuticals (0.1%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/18	35,000	44,066

Real Estate (0.5%)
HCP, Inc. (USD), 3.75%, 02/01/16	50,000	52,840
UDR, Inc. (USD), MTN, 4.25%, 06/01/18	70,000	76,218
WEA Finance LLC (USD), 6.75%, 09/02/19 (b)	30,000	35,777

		164,835

Specialty Retail (0.5%)
Lowe’s Cos., Inc. (USD), 3.80%, 11/15/21	15,000	16,619
Wal-Mart Stores, Inc.
(USD), 3.25%, 10/25/20	40,000	44,416
(EUR), 4.88%, 09/21/29	50,000	80,476

		141,511

Tobacco (0.2%)
Philip Morris International, Inc. (EUR), EMTN, 5.75%, 03/24/16	50,000	71,896

Trucking & Leasing (0.1%)
Penske Truck Leasing Co. LP (USD), 3.75%, 05/11/17 (b)	20,000	20,281

		3,431,054

Total Corporate Bonds		11,080,992

MUNICIPAL BONDS (1.9%)

UNITED STATES (1.9%)

CALIFORNIA (0.7%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/30	25,000	32,245
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	60,000	83,917
University of California General Obligation Unlimited Bonds, Series AD (USD), 4.86%, 05/15/12	100,000	107,755

		223,917

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

GEORGIA (0.2%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	$55,000	$66,258

ILLINOIS (0.2%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	55,000	64,128

NEW YORK (0.5%)
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 6.09%, 11/15/40	55,000	72,166
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/29	65,000	85,444

		157,610

OHIO (0.3%)
American Municipal Power-Ohio, Inc. Revenue Bonds (Build America Bonds) (USD), 7.83%, 02/15/41	55,000	80,104

		592,017

Total Municipal Bonds		592,017

GOVERNMENT BONDS (41.7%)

AUSTRALIA (0.4%)
Australia Government Bond (AUD), 6.00%, 02/15/17	115,000	138,332

AUSTRIA (0.5%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/27	90,000	163,248

BELGIUM (0.7%)
Belgium Government Bond, Series 61 (EUR), 4.25%, 09/28/21	150,000	211,558

CANADA (2.5%)
Canadian Government Bond
(CAD), 4.00%, 06/01/17	350,000	392,421
Series WL43 (CAD), 5.75%, 06/01/29	260,000	391,889

		784,310

DENMARK (0.2%)
Denmark Government Bond (DKK), 4.50%, 11/15/39	300,000	76,254

FINLAND (0.1%)
Finland Government Bond (EUR), 3.50%, 04/15/21	30,000	43,065

FRANCE (1.0%)
France Government Bond OAT
(EUR), 3.25%, 10/25/21	50,000	67,929
(EUR), 5.50%, 04/25/29	50,000	84,202
(EUR), 4.75%, 04/25/35	90,000	142,690
(EUR), 4.00%, 10/25/38	10,000	14,419

		309,240

GERMANY (4.0%)
Bundesobligation
Series 152 (EUR), 3.50%, 04/12/13	100,000	126,070
Series 161 (EUR), 1.25%, 10/14/16	50,000	64,211
Bundesrepublik Deutschland
Series 05 (EUR), 3.50%, 01/04/16	120,000	165,103
(EUR), 4.25%, 07/04/17	200,000	293,081

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

Series 07 (EUR), 4.00%, 01/04/18	$100,000	$146,461
Series 08 (EUR), 3.75%, 01/04/19	100,000	147,019
(EUR), 2.00%, 01/04/22	140,000	184,455
Series 07 (EUR), 4.25%, 07/04/39	5,000	8,904
FMS Wertmanagement (EUR), EMTN, 2.25%, 07/14/14 (d)	100,000	127,970

		1,263,274

ITALY (2.3%)
Buoni Poliennali Del Tesoro
(EUR), 5.00%, 03/01/22	230,000	264,745
(EUR), 5.50%, 09/01/22	180,000	212,910
(EUR), 4.50%, 03/01/26	100,000	103,651
(EUR), 5.00%, 09/01/40	160,000	157,660

		738,966

JAPAN (18.6%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/15	70,000,000	934,699
Series 297 (JPY), 1.40%, 12/20/18	33,000,000	450,000
Series 299 (JPY), 1.30%, 03/20/19	16,000,000	217,103
Japan Government 20 Year Bond, Series 62 (JPY), 0.80%, 06/20/23	105,000,000	1,330,528
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/33	30,000,000	348,105
Series 30 (JPY), 2.30%, 03/20/39	25,000,000	354,599
Japan Government 5 Year Bond
Series 81 (JPY), 0.80%, 03/20/14	110,000,000	1,423,909
Series 92 (JPY), 0.30%, 09/20/15	65,000,000	836,868

		5,895,811

NETHERLANDS (0.5%)
Netherlands Government Bond
Series REGS (EUR), 4.50%, 07/15/17 (b)	60,000	87,459
Series REGS (EUR), 3.50%, 07/15/20 (b)	50,000	71,577

		159,036

POLAND (0.3%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/15	310,000	95,788

REPUBLIC OF IRELAND (0.3%)
Ireland Government Bond (EUR), 4.60%, 04/18/16	90,000	109,135

SINGAPORE (3.8%)
Singapore Government Bond (SGD), 3.63%, 07/01/14	1,400,000	1,198,572

SPAIN (0.1%)
Spain Government Bond
(EUR), 5.50%, 04/30/21	20,000	22,642
(EUR), 4.70%, 07/30/41	15,000	13,275

		35,917

SUPRANATIONAL (2.1%)
Council of Europe Development Bank (AUD), MTN, 5.63%, 12/14/15	100,000	110,896
European Investment Bank (EUR), EMTN, 4.75%, 10/15/17	300,000	436,082
European Union, Series REGS (EUR), EMTN, 3.00%, 09/04/26 (b)	100,000	130,204

		677,182

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

SWEDEN (1.0%)
Swedish Government Bond, Series 1046 (SEK), 5.50%, 10/08/12	$2,100,000	$311,172

UNITED KINGDOM (3.3%)
United Kingdom Treasury Gilt
(GBP), 4.50%, 03/07/13	30,000	48,259
(GBP), 2.75%, 01/22/15	130,000	216,969
(GBP), 6.00%, 12/07/28	55,000	132,139
(GBP), 4.25%, 03/07/36	130,000	258,037
(GBP), 4.25%, 09/07/39	200,000	396,932

		1,052,336

Total Government Bonds		13,263,196

U.S. AGENCIES (8.4%)

UNITED STATES (8.4%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/20	44,424	48,694
Series 3793, Class LV (USD), 4.00%, 11/15/23	27,222	28,945
Pool # C91293 (USD), 5.00%, 03/01/30	26,670	28,949
Pool # C91442 (USD), 3.50%, 04/01/32	24,584	26,448
Pool # C91482 (USD), 3.50%, 07/01/32	30,000	32,003
Series 3659, Class VG (USD), 5.00%, 09/15/34	45,000	51,204
Series 3864, Class AB (USD), 4.00%, 06/15/39	33,502	36,022
Series 3715, Class PC (USD), 4.50%, 08/15/40	40,000	45,765
Pool # A95803 (USD), 4.00%, 12/01/40	45,644	50,527
Series 4017, Class MA (USD), 3.00%, 03/15/41	19,714	20,550
Pool # Q04017 (USD), 4.00%, 10/01/41	37,411	40,742
Pool # Q04603 (USD), 4.00%, 11/01/41	51,666	56,088
Series 3980, Class EP (USD), 5.00%, 01/15/42	52,022	57,770
Pool # Q06531 (USD), 4.00%, 03/01/42	29,741	32,272
Pool # Q08305 (USD), 3.50%, 05/01/42	49,628	53,188
Pool # Q09082 (USD), 3.50%, 06/01/42	34,950	37,456
TBA (USD), 3.50%, 08/01/42	75,000	79,406
Federal National Mortgage Association
Pool # 685200 (USD), 5.00%, 03/01/18	20,909	22,717
Series 2011-34, Class VA (USD), 4.00%, 06/25/22	13,530	14,434
Pool # 993565 (USD), 4.00%, 04/01/24	11,176	11,959
Pool # AK6972 (USD), 3.50%, 03/01/27	39,180	42,427
TBA (USD), 3.00%, 08/01/27	80,000	84,338
Pool # 773425 (USD), 5.00%, 06/01/34	18,132	19,849
Pool # 357632 (USD), 5.50%, 10/01/34	27,061	29,900
Pool # AD0308 (USD), 5.00%, 03/01/35	27,723	30,365
Pool # 891386 (USD), 5.50%, 10/01/35	71,488	78,854
Pool # 888367 (USD), 7.00%, 03/01/37	17,092	19,740
Pool # 966202 (USD), 6.00%, 12/01/37	48,760	53,903
Pool # 995049 (USD), 5.50%, 02/01/38	19,761	21,797
Pool # 890149 (USD), 6.50%, 10/01/38	30,960	35,131
Pool # 995228 (USD), 6.50%, 11/01/38	46,363	52,767
Series 2010-56, Class BD (USD), 5.00%, 12/25/38	25,000	27,093
Pool # 890101 (USD), 6.00%, 02/01/39	12,020	13,435
Series 2011-76, Class PB (USD), 2.50%, 04/25/39	56,498	57,730
Series 2011-2, Class PD (USD), 4.00%, 12/25/39	60,000	65,958
Series 2011-31, Class PB (USD), 4.00%, 01/25/40	45,000	49,337
Pool # AE8388 (USD), 4.50%, 11/01/40	26,216	29,663
Series 2011-124, Class JM (USD), 4.00%, 02/25/41	57,057	63,518

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

Series 2011-6, Class PH (USD), 4.00%, 02/25/41	$65,000	$72,362
Series 2012-21, Class PJ (USD), 4.00%, 03/25/41	29,318	31,462
Series 2012-67, Class KA (USD), 3.50%, 05/25/41	29,938	32,204
Pool # AI0036 (USD), 4.50%, 07/01/41	40,736	44,271
Pool # AI5595 (USD), 5.00%, 07/01/41	47,338	52,289
Series 2012-16, Class WH (USD), 4.00%, 07/25/41	45,000	47,352
Pool # AJ1422 (USD), 5.00%, 09/01/41	59,798	65,525
Pool # AB3690 (USD), 4.00%, 10/01/41	80,118	86,015
Pool # AJ1472 (USD), 4.00%, 10/01/41	32,733	35,712
Series 2012-10, Class PC (USD), 4.50%, 11/25/41	33,997	35,754
Pool # AK2818 (USD), 4.50%, 01/01/42	19,531	21,545
Pool # AK3774 (USD), 4.00%, 03/01/42	24,822	26,933
Pool # AK4827 (USD), 3.50%, 04/01/42	44,611	47,377
Series 2012-32, Class CY (USD), 3.50%, 04/25/42	30,000	31,603
Pool # AO2099 (USD), 4.00%, 05/01/42	64,044	68,758
Series 2012-44, Class GA (USD), 4.00%, 05/25/42	64,141	69,614
Pool # AO8034 (USD), 3.50%, 07/01/42	25,000	26,705
Pool # AO8719 (USD), 3.50%, 07/01/42	30,000	32,140
Pool # AO9950 (USD), 4.00%, 07/01/42	30,000	33,071
TBA (USD), 3.00%, 08/01/42	15,000	15,602
TBA (USD), 4.50%, 08/01/42	25,000	27,035
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	30,000	33,508
Government National Mortgage Association
Series 2011-45, Class VE (USD), 4.50%, 04/20/22	22,597	23,867
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	11,217	11,916
Series 2012-24, Class MN (USD), 4.00%, 11/20/39	49,122	53,009
Series 2012-52, Class PM (USD), 3.50%, 12/20/39	24,778	26,857
Pool # 783356 (USD), 6.00%, 06/20/41	36,256	41,015
Pool # 769101 (USD), 4.00%, 07/20/41	38,174	41,925

		2,686,370

Total U.S. Agencies		2,686,370

U.S. TREASURIES (5.0%)

UNITED STATES (5.0%)
U.S. Treasury Bond
(USD), 5.38%, 02/15/31	100,000	148,734
(USD), 4.50%, 02/15/36	100,000	138,313
(USD), 4.38%, 05/15/41	286,000	395,127
(USD), 3.13%, 02/15/42	45,000	50,147
U.S. Treasury Notes
(USD), 0.50%, 10/15/14	200,000	201,188
(USD), 0.75%, 06/30/17	10,000	10,077
(USD), 1.25%, 04/30/19	40,000	40,825
(USD), 3.63%, 02/15/20	500,000	593,281

		1,577,692

Total U.S. Treasuries		1,577,692

REPURCHASE AGREEMENT (2.0%)

UNITED STATES (2.0%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $637,001, collateralized by a U.S. Treasury Note, maturing 05/31/19; total market value of $653,869	637,000	637,000

Total Repurchase Agreement		637,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

Total Investments (Cost $30,045,041) (e)—99.0%	31,472,629

Other assets in excess of liabilities—1.0%	308,279

Net Assets—100.0%	$31,780,908

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2012.
(b)	Denotes a restricted security.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	This security is government guaranteed.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Japan Government 10 Year Bond Mini Futures	JPMorgan Chase	8	09/07/12	$7,750
United Kingdom Gilt Bond Futures	JPMorgan Chase	(3)	09/26/12	(16,075)
United States Treasury Note 6%-2 year	JPMorgan Chase	(2)	09/28/12	(786)
United States Treasury Note 6%-5 year	JPMorgan Chase	(2)	09/28/12	(2,128)
United States Treasury Note 6%-10 year	JPMorgan Chase	(5)	09/19/12	(8,680)

				$(19,919)

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

At July 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/24/12	Citibank	AUD	107,000	USD	109,291	$111,603	$2,312
British Pound/United States Dollar
10/24/12	Royal Bank of Scotland	GBP	21,000	USD	32,838	32,924	86
Canadian Dollar/United States Dollar
10/24/12	Citibank	CAD	111,000	USD	109,387	110,487	1,100
Czech Koruna/United States Dollar
10/24/12	Citibank	CZK	950,000	USD	46,215	46,150	(65)
Danish Krone/United States Dollar
10/24/12	Royal Bank of Scotland	DKK	209,000	USD	34,587	34,629	42
Japanese Yen/United States Dollar
10/24/12	Royal Bank of Scotland	JPY	31,906,000	USD	404,152	408,791	4,639
Malaysian Ringgit/United States Dollar
09/05/12	Royal Bank of Scotland	MYR	280,000	USD	87,954	89,538	1,584
Mexican Peso/United States Dollar
10/24/12	JPMorgan Chase	MXN	5,630,000	USD	423,447	420,045	(3,402)
New Zealand Dollar/United States Dollar
10/24/12	JPMorgan Chase	NZD	52,000	USD	41,092	41,872	780
Norwegian Krone/United States Dollar
10/24/12	JPMorgan Chase	NOK	321,000	USD	52,507	53,089	582
South African Rand/United States Dollar
10/24/12	Royal Bank of Canada	ZAR	631,000	USD	76,046	75,409	(637)
South Korean Won/United States Dollar
09/05/12	Royal Bank of Scotland	KRW	383,000,000	USD	323,071	339,442	16,371

						$1,763,979	$23,392

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/24/12	Deutsche Bank	USD	320,692	AUD	310,000	$323,336	$(2,644)
United States Dollar/Canadian Dollar
10/24/12	Citibank	USD	29,448	CAD	30,000	29,861	(413)
United States Dollar/Euro Currency
08/14/12	State Street	USD	148,391	EUR	114,000	140,284	8,107
10/24/12	Citibank	USD	30,628	EUR	25,000	30,792	(164)
10/24/12	JPMorgan Chase	USD	98,721	EUR	80,000	98,534	187
10/24/12	Royal Bank of Scotland	USD	392,180	EUR	319,000	392,905	(725)
United States Dollar/Japanese Yen
10/24/12	Citibank	USD	63,923	JPY	5,030,000	64,446	(523)
United States Dollar/Polish Zloty
10/24/12	JPMorgan Chase	USD	20,395	PLN	70,000	20,754	(359)
United States Dollar/Singapore Dollar
10/24/12	Royal Bank of Canada	USD	1,130,562	SGD	1,424,000	1,144,528	(13,966)
United States Dollar/Swedish Krona
10/24/12	Citibank	USD	31,063	SEK	220,000	32,242	(1,179)
10/24/12	JPMorgan Chase	USD	133,095	SEK	931,000	136,441	(3,346)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Global Fixed Income Fund

United States Dollar/Swiss Franc
10/24/12	Citibank	USD 406,778	CHF 397,000	$407,543	$(765)

				$2,821,666	$(15,790)

At July 31, 2012, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase /Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Depreciation
Euro Currency/Swiss Franc
03/22/13	Citibank	EUR	251,170	CHF	301,000	$330,012	$329,492	$(520)
Norwegian Krone/Swedish Krona
10/24/12	Deutsche Bank	NOK	1,937,000	SEK	2,216,732	317,138	312,626	(4,512)

							$642,118	$(5,032)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (98.3%)

Alaska (1.0%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/21	$1,000,000	$1,195,260

Arizona (1.8%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,169,553

California (16.1%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds (Redevelopment Project AB), Series A, 0.00%, 08/01/25(a)	1,000,000	520,780
Cabrillo Community College District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/37(a)	2,500,000	666,450
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/39	1,000,000	1,128,620
Centinela Valley Union High School District General Obligation Unlimited Bonds, Series A, 0.00%, 08/01/34(a)	2,750,000	645,507
Cypress School District General Obligation Unlimited Bonds, Series B-1, 0.00%, 08/01/31(a)	1,740,000	677,243
Franklin-Mckinley School District General Obligation Unlimited Bonds, 0.00%, 08/01/35(a)	1,600,000	520,944
Long Beach Unified School District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/35(a)	2,000,000	673,480
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,212,850
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A, 5.00%, 10/01/22	1,300,000	1,362,959
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.125%, 11/01/29	500,000	593,365
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/39	500,000	629,295
Magnolia School District General Obligation Unlimited Bonds, 0.00%, 08/01/36(a)	2,500,000	764,400
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds (Rancho Redevelopment Project), 5.375%, 09/01/25	500,000	500,280
Riverside County Asset Leasing Corp., Lease Revenue Bonds (County Administrative Center Refunding Project), 5.00%, 11/01/27	1,000,000	1,127,230
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/24	300,000	360,753
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/26	465,000	535,169
State of California General Obligation Unlimited Bonds Series A, 5.00%, 07/01/22	1,100,000	1,270,181
5.00%, 03/01/26	2,000,000	2,194,520
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/29	1,000,000	1,135,740
University of California Revenue Bonds, Series Q, 5.25%, 05/15/29	2,320,000	2,671,851

		19,191,617

Colorado (0.9%)
Colorado Health Facilities Authority Revenue Bonds, 5.00%, 12/01/42	1,000,000	1,058,030

Connecticut (1.9%)
City of Hartford General Obligation Unlimited Bonds, Series A
5.00%, 08/15/15	100,000	112,562
5.00%, 08/15/16	1,870,000	2,172,211

		2,284,773

Florida (3.7%)
Citizens Property Insurance Corp. Revenue Bonds, Series A-1, 5.00%, 06/01/15	1,000,000	1,094,780
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/33	1,000,000	1,013,720

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Tax-Free Income Fund

CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, Series 2012, 5.00%, 05/01/19	$1,000,000	$1,144,230
Escambia County, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project), 1.35%, 04/01/39(b)	1,165,000	1,170,813

		4,423,543

Georgia (4.9%)
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/49(b)	1,000,000	1,007,400
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	616,595
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	117,998
Georgia Local Government Certificate of Participation (Grantor Trust), Series A, 4.75%, 06/01/28	936,000	975,190
Municipal Electric Authority of Georgia Revenue Bonds
Escrowed to Maturity, Series V, 6.60%, 01/01/18	465,000	556,210
Prerefunded, Series V, 6.60%, 01/01/18	55,000	60,160
Unrefunded, Series V, 6.60%, 01/01/18	2,230,000	2,494,277

		5,827,830

Illinois (2.5%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/41	500,000	575,590
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,268,324
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,175,770

		3,019,684

Indiana (3.3%)
Indiana Toll Road Commission Revenue Bonds, Escrowed to Maturity, 9.00%, 01/01/15	3,515,000	3,940,526

Louisiana (2.5%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/24	540,000	649,939
Saint Charles Parish Revenue Bonds, 4.00%, 12/01/40(b)	1,250,000	1,321,700
Saint John The Baptist Parish Revenue Bonds, Series A, 5.125%, 06/01/37	1,000,000	1,053,380

		3,025,019

Massachusetts (5.1%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/16	1,000,000	1,197,870
5.50%, 10/01/18	2,000,000	2,520,080
5.50%, 08/01/19	1,000,000	1,276,100
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center), Series C, 5.00%, 07/01/17	1,000,000	1,115,330

		6,109,380

Michigan (1.6%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/20	900,000	1,054,899
State of Michigan General Obligation Unlimited Bonds (Environmental Protection Program), Partially Prerefunded, 6.25%, 11/01/12	870,000	882,893
		1,937,792

Minnesota (0.5%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	590,935

Mississippi (1.0%)
Mississippi Development Bank Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,155,700

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Tax-Free Income Fund

Nebraska (0.7%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/21	$750,000	$835,590

New Hampshire (2.0%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,158,670
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/23	1,000,000	1,155,690

		2,314,360

New Jersey (3.5%)
New Jersey Economic Development Authority Revenue Bonds, Series BB, 5.25%, 09/01/24	2,000,000	2,330,740
New Jersey State Turnpike Authority Revenue Bonds, Escrowed to Maturity, Series C, 6.50%, 01/01/16	610,000	670,073
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,209,180

		4,209,993

New York (6.1%)
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/14	645,000	685,538
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/39	2,500,000	2,747,675
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/23	1,160,000	1,499,822
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/27	1,000,000	1,140,960
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/30	1,000,000	1,199,440

		7,273,435

North Dakota (0.9%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/32	1,000,000	1,026,790

Ohio (0.8%)
Ohio Air Quality Development Authority Revenue Bonds, 5.75%, 06/01/33(b)	800,000	899,920

Pennsylvania (5.3%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	995,856
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/29	4,100,000	5,312,247

		6,308,103

Puerto Rico (1.0%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds (Public Improvement), Series A, 5.50%, 07/01/17	250,000	281,252
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C, 5.00%, 08/01/22	750,000	902,205

		1,183,457

South Carolina (0.3%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/30	350,000	394,335

Tennessee (0.5%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/23	500,000	553,585

Texas (22.7%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/30	1,575,000	1,806,257

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Tax-Free Income Fund

City of Houston Revenue Bonds, Series A, 5.25%, 05/15/20	$1,500,000	$1,619,055
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/36	1,250,000	1,367,712
Dallas/Fort Worth International Airport, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/20	1,000,000	1,226,940
Fort Bend Independent School District General Obligation Unlimited Bonds, Escrowed to Maturity, 5.00%, 02/15/18	2,300,000	2,819,041
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Escrowed to Maturity, Series B, 5.75%, 07/01/27	5,325,000	7,186,247
Lower Colorado River Authority Revenue Bonds, Escrowed to Maturity, Series B, 6.00%, 01/01/17	1,245,000	1,522,000
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/16	500,000	532,545
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	2,500,000	2,970,600
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,306,253
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/27	1,500,000	1,716,540
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/25	1,065,000	1,264,464
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/26	500,000	604,860
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/28	1,000,000	1,153,970

		27,096,484

Washington (7.2%)
City of Seattle Municipal Light and Power Revenue Bonds, 4.50%, 08/01/19	1,000,000	1,072,440
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/26	1,000,000	1,167,830
County of King General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,290,760
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/22	2,000,000	2,424,960
Series D, 5.00%, 01/01/24	1,250,000	1,409,175
Series C, 5.00%, 01/01/26	200,000	233,866

		8,599,031

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/15/28	500,000	553,950

Total Municipal Bonds		117,178,675

REPURCHASE AGREEMENT (0.8%)

United States (0.8%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $1,002,001, collateralized by U.S. Treasury Note, maturing 05/31/19; total market value of $1,023,888	1,002,000	1,002,000

Total Repurchase Agreement		1,002,000

Total Investments (Cost $104,794,693) (c)—99.1%		118,180,675

Other assets in excess of liabilities—0.9%		1,020,564

Net Assets—100.0%		$119,201,239

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2012.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (9.2%)

AUSTRALIA (0.7%)
SMART Trust, Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/17 (a)	$220,000	$224,032

UNITED STATES (8.5%)
Ally Master Owner Trust, Series 2010-2, Class A (USD), 4.25%, 04/15/17 (a)	500,000	539,374
Avis Budget Rental Car Funding AESOP LLC, Series 2010-4A, Class A (USD), 2.09%, 04/20/15 (a)	300,000	304,453
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A (USD), 0.31%, 07/15/16 (b)	100,000	99,897
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.50%, 04/07/24 (a)(b)	200,000	201,818
CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3 (USD), 2.59%, 10/15/13 (a)	53,729	53,839
CNH Wholesale Master Note Trust, Series 2011-1A, Class A (USD), 1.05%, 12/15/15 (a)(b)	300,000	300,811
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A (USD), 1.90%, 12/15/14 (a)(b)	200,000	201,142
Series 2010-5, Class A1 (USD), 1.50%, 09/15/15	200,000	201,995
Series 2010-5, Class A2 (USD), 0.95%, 09/15/15 (b)	100,000	100,456
GE Dealer Floorplan Master Note Trust, Series 2009-2A, Class A (USD), 1.80%, 10/20/14 (a)(b)	200,000	200,664
GE Equipment Transportation LLC, Series 2012-1, Class A4 (USD), 1.23%, 01/22/20	135,000	136,172
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4 (USD), 2.39%, 06/15/17 (a)	220,000	226,082
Series 2012-3, Class A3 (USD), 1.08%, 04/15/16	56,000	56,350
World Financial Network Credit Card Master Trust, Series 2009-D, Class A (USD), 4.66%, 05/15/17	100,000	103,670

		2,726,723

Total Asset-Backed Securities		2,950,755

CORPORATE BONDS (64.6%)

AUSTRALIA (3.5%)

Commercial Banks (2.4%)
National Australia Bank Ltd. (USD), 1.40%, 07/25/14 (a)(b)	400,000	402,134
Westpac Banking Corp. (USD), MTN, 1.19%, 03/31/14 (a)(b)	350,000	350,667

		752,801

Metals & Mining (1.1%)
BHP Billiton Finance USA Ltd.
(USD), 5.50%, 04/01/14	55,000	59,592
(USD), 1.00%, 02/24/15	300,000	302,354

		361,946

		1,114,747

CANADA (5.5%)

Commercial Banks (2.0%)
Bank of Montreal (USD), MTN, 0.92%, 04/29/14 (b)	400,000	401,149
Bank of Nova Scotia (USD), 1.50%, 01/12/15 (b)	235,000	238,464

		639,613

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Electric Utilities (0.3%)
TransAlta Corp. (USD), 5.75%, 12/15/13	$100,000	$104,863

Energy Equipment & Services (0.6%)
TransCanada PipeLines Ltd. (USD), 0.88%, 03/02/15	175,000	176,095

Metals & Mining (1.1%)
Barrick Gold Corp. (USD), 1.75%, 05/30/14	350,000	356,644

Oil, Gas & Consumable Fuels (1.5%)
Talisman Energy, Inc. (USD), 5.13%, 05/15/15	220,000	238,765
Total Capital Canada Ltd. (USD), 1.63%, 01/28/14	235,000	238,854

		477,619

		1,754,834

FRANCE (1.4%)

Pharmaceuticals (1.4%)
Sanofi-Aventis (USD), 0.77%, 03/28/14 (b)	435,000	437,309

GERMANY (0.8%)

Commercial Banks (0.8%)
Deutsche Bank AG (USD), GMTN, 4.88%, 05/20/13	245,000	252,509

ISRAEL (1.0%)

Pharmaceuticals (1.0%)
Teva Pharmaceutical Finance Co. BV (USD), 1.37%, 11/08/13 (b)	330,000	332,489

UNITED KINGDOM (5.3%)

Commercial Banks (0.6%)
Barclays Bank PLC (USD), 2.50%, 01/23/13	200,000	201,352

Diversified Telecommunication Services (1.0%)
British Telecommunications PLC (USD), 1.59%, 12/20/13 (b)	325,000	326,234

Food Products (0.6%)
TESCO PLC (USD), 2.00%, 12/05/14 (a)	175,000	177,330

Metals & Mining (1.1%)
Rio Tinto Finance USA PLC (USD), 1.13%, 03/20/15	350,000	352,625

Oil, Gas & Consumable Fuels (0.8%)
BP Capital Markets PLC (USD), 1.09%, 12/06/13 (b)	250,000	251,774

Pharmaceuticals (1.2%)
GlaxoSmithKline Capital PLC (USD), 0.75%, 05/08/15	400,000	401,751

		1,711,066

UNITED STATES (47.1%)

Auto Parts & Equipment (0.7%)
Johnson Controls, Inc. (USD), 0.88%, 02/04/14 (b)	225,000	225,707

Beverages (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
(USD), 3.00%, 10/15/12	100,000	100,517
(USD), 1.00%, 01/27/14 (b)	205,000	206,537
SABMiller Holdings, Inc. (USD), 1.85%, 01/15/15 (a)	340,000	347,984

		655,038

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Commercial Banks (3.0%)
Citigroup, Inc. (USD), 5.30%, 10/17/12	$350,000	$353,327
Goldman Sachs Group, Inc. (USD), 1.47%, 02/07/14 (b)	200,000	198,073
JPMorgan Chase & Co. (USD), MTN, 1.25%, 01/24/14 (b)	400,000	401,730

		953,130

Computers & Peripherals (0.9%)
Hewlett-Packard Co. (USD), 0.87%, 05/30/14 (b)	300,000	297,847

Cosmetics/Personal Care (0.7%)
Procter & Gamble Co.
(USD), 1.38%, 08/01/12	75,000	75,000
(USD), 0.39%, 02/06/14 (b)	160,000	160,048

		235,048

Diversified Financial Services (10.1%)
American Express Credit Corp. (USD), MTN, 1.75%, 06/12/15	95,000	97,273
American Honda Finance Corp. (USD), 1.45%, 02/27/15 (a)	350,000	354,605
Boeing Capital Corp. (USD), 5.80%, 01/15/13	120,000	122,814
Caterpillar Financial Services Corp. (USD), MTN, 1.38%, 05/20/14	230,000	233,517
ERAC USA Finance LLC (USD), 2.25%, 01/10/14 (a)	75,000	75,776
General Electric Capital Corp.
(USD), GMTN, 2.63%, 12/28/12 (c)	200,000	201,975
(USD), MTN, 1.09%, 04/07/14 (b)	440,000	440,320
Harley-Davidson Funding Corp., Series B (USD), MTN, 5.25%, 12/15/12 (a)	70,000	70,976
HSBC Finance Corp. (USD), 0.71%, 01/15/14 (b)	200,000	197,834
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (a)	215,000	229,513
John Deere Capital Corp. (USD), 0.95%, 06/29/15	250,000	251,722
National Rural Utilities Cooperative Finance Corp.
(USD), 4.75%, 03/01/14	125,000	133,095
(USD), 1.00%, 02/02/15	150,000	151,149
Toyota Motor Credit Corp. (USD), MTN, 1.00%, 02/17/15	350,000	353,611
USAA Capital Corp. (USD), MTN, 1.05%, 09/30/14 (a)	315,000	314,872

		3,229,052

Diversified Telecommunication Services (2.2%)
AT&T, Inc. (USD), 0.88%, 02/13/15	350,000	352,852
Verizon Communications, Inc. (USD), 1.25%, 11/03/14	350,000	355,320

		708,172

Electric Utilities (10.8%)
Ameren Corp. (USD), 8.88%, 05/15/14	75,000	83,677
Appalachian Power Co., Series O (USD), 5.65%, 08/15/12	250,000	250,443
Cleveland Electric Illuminating Co. (USD), 5.65%, 12/15/13	110,000	116,275
Commonwealth Edison Co. (USD), 1.63%, 01/15/14	170,000	172,588
Consolidated Edison Co. of New York, Inc., Series 02-B (USD), 4.88%, 02/01/13	257,000	262,717
Detroit Edison Co., Series J (USD), 6.40%, 10/01/13	400,000	426,030
Duke Energy Ohio, Inc. (USD), 5.70%, 09/15/12	150,000	150,833
Entergy Louisiana LLC (USD), 1.88%, 12/15/14	345,000	354,752
Florida Power Corp. (USD), 4.80%, 03/01/13	100,000	102,540
Nevada Power Co., Series L (USD), 5.88%, 01/15/15	270,000	301,148
NextEra Energy Capital Holding, Inc. (USD), 1.61%, 06/01/14	240,000	241,912
Oncor Electric Delivery Co. LLC (USD), 6.38%, 01/15/15	230,000	256,046
PSEG Power LLC (USD), 2.50%, 04/15/13	25,000	25,336
Public Service Electric & Gas Co., Series G (USD), MTN, 0.85%, 08/15/14	400,000	402,269

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Southern California Edison Co. (USD), 0.92%, 09/15/14 (b)	$320,000	$321,249

		3,467,815

Electrical Equipment (0.6%)
Emerson Electric Co. (USD), 4.50%, 05/01/13	187,000	192,596

Energy Equipment & Services (1.9%)
Energy Transfer Partners LP (USD), 5.95%, 02/01/15	190,000	207,735
Enterprise Products Operating LLC (USD), 4.60%, 08/01/12	400,000	400,000

		607,735

Food Products (0.3%)
Kroger Co. (USD), 5.00%, 04/15/13	100,000	102,840

Gas Utilities (1.5%)
CenterPoint Energy, Inc., Series B (USD), 6.85%, 06/01/15	210,000	237,610
Sempra Energy (USD), 1.23%, 03/15/14 (b)	250,000	250,048

		487,658

Healthcare Providers & Services (0.4%)
Quest Diagnostics, Inc. (USD), 1.32%, 03/24/14 (b)	140,000	141,114

Information Technology Services (1.2%)
International Business Machines Corp. (USD), 0.55%, 02/06/15	380,000	380,378

Insurance (5.1%)
21st Century Insurance Group (USD), 5.90%, 12/15/13	75,000	78,549
American International Group, Inc. (USD), 3.00%, 03/20/15	300,000	305,403
Metropolitan Life Global Funding I (USD), 1.70%, 06/29/15 (a)	355,000	357,616
Principal Life Income Funding Trusts (USD), MTN, 5.30%, 04/24/13	450,000	465,593
Prudential Financial, Inc.
(USD), MTN, 2.75%, 01/14/13	230,000	232,138
Series B (USD), MTN, 4.75%, 04/01/14	170,000	179,405

		1,618,704

Media (0.3%)
COX Communications, Inc. (USD), 7.13%, 10/01/12	100,000	101,033

Metals & Mining (0.2%)
Nucor Corp. (USD), 5.00%, 12/01/12	48,000	48,674

Oil & Gas Services (1.1%)
Cameron International Corp.
(USD), 1.40%, 06/02/14 (b)	95,000	95,054
(USD), 1.60%, 04/30/15	240,000	241,997

		337,051

Oil, Gas & Consumable Fuels (0.8%)
Phillips 66 (USD), 1.95%, 03/05/15 (a)	250,000	254,187

Pharmaceuticals (1.0%)
Aristotle Holding, Inc. (USD), 2.75%, 11/21/14 (a)	175,000	180,411
GlaxoSmithKline Capital, Inc. (USD), 4.85%, 05/15/13	135,000	139,674

		320,085

Real Estate (2.3%)
Boston Properties LP (USD), 6.25%, 01/15/13	487,000	499,414
HCP, Inc. (USD), 2.70%, 02/01/14	125,000	127,359

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Mack-Cali Realty LP (USD), 5.13%, 02/15/14	$105,000	$109,899

		736,672

		15,100,536

Total Corporate Bonds		20,703,490

U.S. AGENCIES (18.6%)

UNITED STATES (18.6%)
Federal Home Loan Mortgage Corp.
(USD), MTN, 1.00%, 08/28/12	800,000	800,411
(USD), 0.21%, 11/04/13 (b)	500,000	500,122
Federal Home Loan Mortgage Corp. Discount Note
(USD), 0.00%, 11/13/12 (d)	550,000	549,825
(USD), 0.00%, 01/07/13 (d)	550,000	549,709
(USD), 0.00%, 01/14/13 (d)	300,000	299,834
Federal National Mortgage Association
(USD), 0.28%, 09/17/12 (b)	650,000	650,017
(USD), 0.27%, 11/23/12 (b)	130,000	130,043
(USD), 0.50%, 10/30/14	1,000,000	1,001,316
Federal National Mortgage Association Discount Note (USD), 0.00%, 01/09/13 (d)	1,500,000	1,499,196

		5,980,473

Total U.S. Agencies		5,980,473

U.S. TREASURIES (5.4%)

UNITED STATES (5.4%)
U.S. Treasury Notes
(USD), 0.50%, 11/30/12	250,000	250,293
(USD), 3.13%, 04/30/13	1,390,000	1,420,460
(USD), 0.50%, 05/31/13 (e)	50,000	50,133

		1,720,886

Total U.S. Treasuries		1,720,886

REPURCHASE AGREEMENT (1.8%)

UNITED STATES (1.8%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $578,000, collateralized by U.S. Treasury Note, maturing 05/31/19; total market value of $593,044	578,000	578,000

Total Repurchase Agreement		578,000

Total Investments (Cost $31,770,447) (f)—99.6%		31,933,604

Other assets in excess of liabilities—0.4%		137,438

Net Assets—100.0%		$32,071,042

(a)	Denotes a restricted security.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2012.
(c)	FDIC Guaranteed.
(d)	Issued with a zero coupon.
(e)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

GMTN Global	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

MTN	Medium Term Note
USD	U.S. Dollar

At July 31, 2012, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%-2 year	UBS	(6)	09/28/12	$(2,358)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (88.3%)

AUSTRALIA (1.0%)

Metals & Mining (1.0%)
FMG Resources August 2006 Pty Ltd. (USD), 6.88%, 04/01/22 (a)	$155,000	$154,612

AUSTRIA (1.8%)

Oil, Gas & Consumable Fuels (0.5%)
OGX Austria GmbH (USD), 8.50%, 06/01/18 (a)	100,000	88,125

Paper & Forest Products (1.3%)
Sappi Papier Holding GmbH (USD), 7.75%, 07/15/17 (a)	200,000	205,000

		293,125

BERMUDA (1.6%)

Diversified Financial Services (1.6%)
Aircastle Ltd. (USD), 7.63%, 04/15/20	240,000	256,800

CANADA (3.5%)

Building Materials (0.4%)
Ainsworth Lumber Co. Ltd., PIK, (USD), 11.00%, 07/29/15 (a)	74,250	66,083

Commercial Services & Supplies (1.2%)
Garda World Security Corp. (CAD), 9.75%, 03/15/17	185,000	192,314

Metals & Mining (1.9%)
Taseko Mines Ltd. (USD), 7.75%, 04/15/19	305,000	292,800

		551,197

CAYMAN ISLANDS (1.8%)

Computers & Peripherals (0.6%)
Seagate HDD Cayman (USD), 7.00%, 11/01/21	80,000	86,900

Investment Companies (1.2%)
Offshore Group Investments Ltd. (USD), 11.50%, 08/01/15	180,000	198,000

		284,900

LUXEMBOURG (3.9%)

Apparel (0.8%)
Boardriders SA (EUR), 8.88%, 12/15/17 (a)	100,000	120,579

Diversified Telecommunication Services (1.8%)
Intelsat Luxembourg SA, PIK (USD), 11.50%, 02/04/17	275,000	286,000

Packaging & Containers (1.3%)
Greif Luxembourg Finance SCA, Series REGS (EUR), MTN, 7.38%, 07/15/21 (a)	165,000	215,197

		621,776

REPUBLIC OF IRELAND (1.3%)

Packaging & Containers (1.3%)
Ardagh Packaging Finance PLC (USD), 7.38%, 10/15/17 (a)	200,000	214,250

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen U.S. High Yield Bond Fund

UNITED STATES (73.4%)

Aerospace & Defense (1.0%)
AAR Corp. (USD), 7.25%, 01/15/22 (a)	$155,000	$153,450

Apparel (1.3%)
Hanesbrands, Inc. (USD), 6.38%, 12/15/20	75,000	80,156
Levi Strauss & Co. (USD), 6.88%, 05/01/22	115,000	118,307

		198,463

Building Materials (1.3%)
Nortek, Inc. (USD), 8.50%, 04/15/21	200,000	206,000

Coal (6.8%)
Alpha Natural Resources, Inc. (USD), 6.25%, 06/01/21	285,000	246,525
Arch Coal, Inc. (USD), 7.25%, 06/15/21	345,000	298,425
Consol Energy, Inc. (USD), 6.38%, 03/01/21	280,000	273,000
Peabody Energy Corp. (USD), 6.25%, 11/15/21 (a)	115,000	113,562
Westmoreland Coal Co. (USD), 10.75%, 02/01/18	175,000	158,375

		1,089,887

Commercial Services & Supplies (4.0%)
Ashtead Capital, Inc. (USD), 6.50%, 07/15/22 (a)	250,000	260,000
DynCorp International, Inc. (USD), 10.38%, 07/01/17	215,000	180,600
RSC Equipment Rental Inc. (USD), 10.25%, 11/15/19	40,000	45,100
ServiceMaster Co. (USD), 7.10%, 03/01/18	155,000	145,506

		631,206

Diversified Financial Services (1.8%)
International Lease Finance Corp. (USD), 6.25%, 05/15/19	115,000	120,894
Nationstar Mortgage LLC
(USD), 10.88%, 04/01/15	120,000	129,600
(USD), 9.63%, 05/01/19 (a)	35,000	37,275

		287,769

Diversified Telecommunication Services (13.4%)
Alaska Communications Systems Group, Inc. (USD), 6.25%, 05/01/18 (a)	415,000	293,094
Cincinnati Bell, Inc. (USD), 8.38%, 10/15/20	280,000	291,900
Clearwire Communications LLC (USD), 12.00%, 12/01/15 (a)	495,000	467,775
Cricket Communications, Inc.
(USD), 10.00%, 07/15/15	216,000	225,720
(USD), 7.75%, 10/15/20	290,000	276,950
Integra Telecom Holdings, Inc. (USD), 10.75%, 04/15/16 (a)	255,000	255,000
Sprint Nextel Corp. (USD), 11.50%, 11/15/21 (a)	275,000	330,000

		2,140,439

Electric Utilities (3.6%)
Edison Mission Energy (USD), 7.00%, 05/15/17	375,000	204,375
Energy Future Holdings Corp. (USD), 10.00%, 01/15/20	90,000	97,312
GenOn Energy, Inc. (USD), 9.88%, 10/15/20	245,000	268,275

		569,962

Electronics (0.8%)
Jabil Circuit, Inc.
(USD), 8.25%, 03/15/18	95,000	114,000
(USD), 4.70%, 09/15/22	15,000	14,999

		128,999

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Entertainment (1.0%)
Greektown Superholdings, Inc., Series A (USD), 13.00%, 07/01/15	$150,000	$163,125

Environmental Control (1.0%)
EnergySolutions, Inc. (USD), 10.75%, 08/15/18	185,000	159,563

Food & Staples (0.9%)
HOA Restaurant Group LLC (USD), 11.25%, 04/01/17 (a)	155,000	143,956

Food Products (1.2%)
Post Holdings, Inc. (USD), 7.38%, 02/15/22 (a)	185,000	192,863

Healthcare Products (0.3%)
Biomet, Inc. (USD), 6.50%, 08/01/20 (a)	40,000	41,200

Healthcare Providers & Services (4.0%)
Acadia Healthcare Co., Inc. (USD), 12.88%, 11/01/18	110,000	126,500
Apria Healthcare Group, Inc. (USD), 12.38%, 11/01/14	133,000	130,007
HCA, Inc. (USD), 6.50%, 02/15/20	60,000	67,050
Radnet Management, Inc. (USD), 10.38%, 04/01/18	200,000	201,000
Tenet Healthcare Corp. (USD), 8.00%, 08/01/20	110,000	115,500

		640,057

Home Builders (2.4%)
KB Home (USD), 8.00%, 03/15/20	190,000	199,025
Meritage Homes Corp. (USD), 7.00%, 04/01/22 (a)	70,000	72,800
Standard Pacific Corp. (USD), 10.75%, 09/15/16	95,000	114,237

		386,062

Home Furnishings (1.8%)
Norcraft Cos. LP (USD), 10.50%, 12/15/15	285,000	290,700

Information Technology Services (1.2%)
SunGard Data Systems, Inc. (USD), 7.63%, 11/15/20	180,000	193,275

Lodging (3.1%)
Boyd Gaming Corp. (USD), 9.13%, 12/01/18	150,000	154,500
Mandalay Resort Group (USD), 7.63%, 07/15/13	75,000	76,500
Marina District Finance Co., Inc. (USD), 9.88%, 08/15/18	280,000	261,800

		492,800

Media (1.1%)
CCO Holdings LLC (USD), 6.63%, 01/31/22	155,000	168,563

Oil & Gas Services (0.9%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/19	155,000	148,025

Oil, Gas & Consumable Fuels (13.3%)
Carrizo Oil & Gas, Inc. (USD), 8.63%, 10/15/18	85,000	92,013
Chaparral Energy, Inc. (USD), 8.25%, 09/01/21	100,000	108,500
Comstock Resources, Inc.
(USD), 8.38%, 10/15/17	100,000	100,000
(USD), 9.50%, 06/15/20	165,000	172,837
EV Energy Partners LP (USD), 8.00%, 04/15/19	115,000	116,150
EXCO Resources, Inc. (USD), 7.50%, 09/15/18	200,000	181,000
GMX Resources, Inc. (USD), 4.50%, 05/01/15	525,000	221,156
Hercules Offshore, Inc. (USD), 10.25%, 04/01/19 (a)	260,000	252,850
Oasis Petroleum, Inc. (USD), 6.50%, 11/01/21	145,000	146,088
Petroleum Development Corp. (USD), 12.00%, 02/15/18	130,000	137,800

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Quicksilver Resources, Inc.
(USD), 8.25%, 08/01/15	$205,000	$194,750
(USD), 7.13%, 04/01/16	100,000	80,000
Venoco, Inc. (USD), 8.88%, 02/15/19	345,000	317,400

		2,120,544

Packaging & Containers (1.5%)
Pretium Packaging LLC (USD), 11.50%, 04/01/16	185,000	188,700
Sealed Air Corp. (USD), 8.38%, 09/15/21 (a)	50,000	57,000

		245,700

Retail (2.5%)
NPC International, Inc. (USD), 10.50%, 01/15/20	100,000	112,625
Pantry, Inc. (USD), 8.38%, 08/01/20 (a)	50,000	50,812
Wok Acquisition Corp. (USD), 10.25%, 06/30/20 (a)	220,000	231,000

		394,437

Software (1.1%)
Fidelity National Information Services, Inc. (USD), 5.00%, 03/15/22 (a)	55,000	58,025
First Data Corp. (USD), 10.55%, 09/24/15	110,000	112,750

		170,775

Specialty Retail (1.0%)
99 Cents Only Stores (USD), 11.00%, 12/15/19 (a)	140,000	153,125

Transportation (0.3%)
Commercial Barge Line Co. (USD), 12.50%, 07/15/17	35,000	39,463

Trucking & Leasing (0.8%)
NESCO LLC (USD), 11.75%, 04/15/17 (a)	125,000	130,000

		11,680,408

Total Corporate Bonds		14,057,068

TERM LOAN (1.3%)

UNITED STATES (1.3%)

Software (1.3%)
First Data Corp. Term Loan B1 (USD), 3.00%, 09/24/14	210,000	203,788

Total Term Loan		203,788

REPURCHASE AGREEMENT (8.4%)

UNITED STATES (8.4%)
State Street Bank, 0.03%, dated 07/31/12, due 08/01/12, repurchase price $1,342,001, collateralized by a U.S. Treasury Note, maturing 07/31/19; total market value of $1,371,375	1,342,000	1,342,000

Total Repurchase Agreement		1,342,000

Total Investments (Cost $15,551,283) (b)—98.0%		15,602,856

Other assets in excess of liabilities—2.0%		319,040

Net Assets—100.0%		$15,921,896

(a)	Denotes a restricted security.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2012 (unaudited)

Aberdeen U.S. High Yield Bond Fund

CAD	Canadian Dollar
EUR	Euro Currency
MTN	Medium Term Note
PIK	Payment In Kind
USD	U.S. Dollar

At July 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Canadian Dollar
10/24/12	State Street	USD	196,792	CAD	200,000	$199,075	$(2,283)
United States Dollar/Euro Currency
10/24/12	State Street	USD	343,919	EUR	281,000	346,101	(2,182)

						$545,176	$(4,465)

At July 31, 2012, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	09/20/13	200,000	Pay: Fixed rate equal to 5.00% Receive: Alcatel-Lucent, 1/15/28, 6.50%	$1,992
Barclays Capital	06/20/17	200,000	Pay: Fixed rate equal to 5.00% Receive: Hertz Corp., 10/15/18, 7.50%	2,311
Deutsche Bank	06/20/17	400,000	Pay: Fixed rate equal to 5.00% Receive: Realogy Corp., 4/15/17, 11.50%	(48,820)
Barclays Capital	06/20/17	300,000	Pay: Fixed rate equal to 1.00% Receive: Southwest Airlines, 3/01/17, 5.125%	(4,408)
Barclays Capital	06/20/17	200,000	Pay: Fixed rate equal to 5.00% Receive: United Rentals North America, Inc., 6/15/16, 10.875%	460

				$(48,465)

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Barclays Capital	06/20/17	200,000	Pay: Alcatel-Lucent, 1/15/28, 6.50% Receive: Fixed rate equal to 5.00%	$(22,531)	17.50%

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Barclays Capital	06/20/17	200,000	Pay: Chesapeake Energy Corp., 8/15/20, 6.625% Receive: Fixed rate equal to 5.00%	$11,077	6.92%
Barclays Capital	09/20/17	300,000	Pay: Bombardier, Inc., 5/01/34, 7.45% Receive: Fixed rate equal to 5.00%	4,708	3.95%
Deutsche Bank	09/20/17	400,000	Pay: Goodyear Tire & Rubber Co., 3/15/28, 7.00% Receive: Fixed rate equal to 5.00%	2,333	6.81%

				$(4,413)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (50.6%)

Alternative Investment (3.0%)
AQR Managed Futures Strategy Fund, Class I	25,313	$247,308

Commodity Fund (3.2%)
Credit Suisse Commodity Return Strategy Fund, Class I*	32,068	265,849

Equity Funds (14.0%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	12,455	177,112
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	34,907	393,748
Aberdeen Global Natural Resources Fund, Institutional Class (a)	15,735	244,684
Aberdeen International Equity Fund, Institutional Class (a)	24,551	329,963

		1,145,507

Fixed Income Funds (30.4%)
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	53,269	504,453
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	49,500	493,510
Eaton Vance Floating-Rate Fund, Class I	35,834	322,868
Oppenheimer International Bond Fund, Class Y	141,723	912,696
PIMCO Emerging Markets Currency Fund, Institutional Class	24,964	255,385

		2,488,912

Total Mutual Funds		4,147,576

EXCHANGE TRADED FUNDS (48.5%)

Equity Funds (20.7%)
iShares Russell Midcap Index Fund	4,500	475,290
iShares S&P 500 Index Fund	2,400	332,520
iShares S&P Global Healthcare Sector Index Fund	6,600	403,920
iShares S&P Global Infrastructure Index Fund	14,300	490,061

		1,701,791

Fixed Income Funds (23.7%)
iShares Barclays 7-10 Year Treasury Bond Fund	6,000	655,680
iShares Barclays Aggregate Bond Fund	7,770	874,824
iShares Barclays TIPS Bond Fund	3,400	412,896

		1,943,400

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers Realty Majors Index Fund	2,030	163,192
SPDR Dow Jones International Real Estate Fund	4,467	169,612

		332,804

Total Exchange Traded Funds		3,977,995

REPURCHASE AGREEMENT (1.4%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $117,000, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $121,650	$117,000	117,000

Total Repurchase Agreement		117,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Defensive

Total Investments (Cost $7,755,831) (b)—100.5%	$8,242,571

Liabilities in excess of other assets—(0.5)%	(43,883)

Net Assets—100.0%	$8,198,688

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (60.7%)

Alternative Investment (5.9%)
AQR Managed Futures Strategy Fund, Class I	47,666	$465,697

Commodity Fund (5.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	47,269	391,861

Equity Funds (38.9%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	28,125	399,943
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	34,834	392,923
Aberdeen Global Natural Resources Fund, Institutional Class (a)	20,061	311,957
Aberdeen International Equity Fund, Institutional Class (a)	69,957	940,223
Aberdeen Small Cap Fund, Institutional Class (a)	34,161	531,542
Aberdeen U.S. Equity Fund, Institutional Class (a)	47,265	470,756

		3,047,344

Fixed Income Funds (10.9%)
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	25,208	238,716
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	23,431	233,610
Eaton Vance Floating-Rate Fund, Class I	17,145	154,476
PIMCO Emerging Markets Currency Fund, Institutional Class	22,607	231,269

		858,071

Total Mutual Funds		4,762,973

EXCHANGE TRADED FUNDS (37.9%)

Equity Funds (29.6%)
iShares Russell Midcap Index Fund	6,662	703,640
iShares S&P 500 Index Fund	3,819	529,123
iShares S&P Global Healthcare Sector Index Fund	7,600	465,120
iShares S&P Global Infrastructure Index Fund	18,100	620,287

		2,318,170

Real Estate Investment Trust (REIT) Funds (8.3%)
iShares Cohen & Steers Realty Majors Index Fund	4,084	328,313
SPDR Dow Jones International Real Estate Fund	8,477	321,871

		650,184

Total Exchange Traded Funds		2,968,354

REPURCHASE AGREEMENT (1.9%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $146,000, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $152,063	$146,000	146,000

Total Repurchase Agreement		146,000

Total Investments (Cost $7,087,129) (b)—100.5%		7,877,327

Liabilities in excess of other assets—(0.5)%		(35,518)

Net Assets—100.0%		$7,841,809

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Growth

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (54.7%)

Alternative Investment (3.9%)
AQR Managed Futures Strategy Fund, Class I	113,582	$1,109,699

Commodity Fund (4.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	138,365	1,147,046

Equity Funds (24.9%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	82,789	1,177,267
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	126,093	1,422,331
Aberdeen Global Natural Resources Fund, Institutional Class (a)	56,257	874,796
Aberdeen International Equity Fund, Institutional Class (a)	169,880	2,283,188
Aberdeen Small Cap Fund, Institutional Class (a)	36,188	563,084
Aberdeen U.S. Equity Fund, Institutional Class (a)	86,849	865,012

		7,185,678

Fixed Income Funds (21.9%)
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	150,951	1,429,504
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	116,809	1,164,585
Eaton Vance Floating-Rate Fund, Class I	95,578	861,154
Oppenheimer International Bond Fund, Class Y	267,053	1,719,822
PIMCO Emerging Markets Currency Fund, Institutional Class	111,902	1,144,761

		6,319,826

Total Mutual Funds		15,762,249

EXCHANGE TRADED FUNDS (43.8%)

Equity Funds (22.8%)
iShares Russell Midcap Index Fund	21,211	2,240,306
iShares S&P 500 Index Fund	10,500	1,454,775
iShares S&P Global Healthcare Sector Index Fund	23,500	1,438,200
iShares S&P Global Infrastructure Index Fund	41,900	1,435,913

		6,569,194

Fixed Income Funds (16.9%)
iShares Barclays 7-10 Year Treasury Bond Fund	12,900	1,409,712
iShares Barclays Aggregate Bond Fund	20,328	2,288,729
iShares Barclays TIPS Bond Fund	9,700	1,177,968

		4,876,409

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers Realty Majors Index Fund	7,371	592,555
SPDR Dow Jones International Real Estate Fund	15,395	584,548

		1,177,103

Total Exchange Traded Funds		12,622,706

REPURCHASE AGREEMENT (1.5%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $441,000, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $451,119	$441,000	441,000

Total Repurchase Agreement		441,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Moderate

Total Investments (Cost $26,756,320) (b)—100.0%	$28,825,955

Liabilities in excess of other assets—0.0%	(5,870)

Net Assets—100.0%	$28,820,085

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (59.1%)

Alternative Investment (5.0%)
AQR Managed Futures Strategy Fund, Class I	115,391	$1,127,369

Commodity Fund (4.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	109,641	908,927

Equity Funds (31.9%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	79,364	1,128,552
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	99,907	1,126,948
Aberdeen Global Natural Resources Fund, Institutional Class (a)	57,567	895,176
Aberdeen International Equity Fund, Institutional Class (a)	169,080	2,272,432
Aberdeen Small Cap Fund, Institutional Class (a)	56,583	880,426
Aberdeen U.S. Equity Fund, Institutional Class (a)	90,621	902,591

		7,206,125

Fixed Income Funds (18.2%)
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	97,824	926,395
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	91,364	910,895
Eaton Vance Floating-Rate Fund, Class I	76,311	687,559
Oppenheimer International Bond Fund, Class Y	105,510	679,486
PIMCO Emerging Markets Currency Fund, Institutional Class	89,271	913,241

		4,117,576

Total Mutual Funds		13,359,997

EXCHANGE TRADED FUNDS (39.9%)

Equity Funds (26.9%)
iShares Russell Midcap Index Fund	19,167	2,024,418
iShares S&P 500 Index Fund	9,820	1,360,561
iShares S&P Global Healthcare Sector Index Fund	21,900	1,340,280
iShares S&P Global Infrastructure Index Fund	39,300	1,346,811

		6,072,070

Fixed Income Funds (6.8%)
iShares Barclays 7-10 Year Treasury Bond Fund	6,000	655,680
iShares Barclays Aggregate Bond Fund	7,879	887,097

		1,542,777

Real Estate Investment Trust (REIT) Funds (6.2%)
iShares Cohen & Steers Realty Majors Index Fund	8,655	695,776
SPDR Dow Jones International Real Estate Fund	18,220	691,813

		1,387,589

Total Exchange Traded Funds		9,002,436

REPURCHASE AGREEMENT (1.0%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $233,000, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $238,231	$233,000	233,000

Total Repurchase Agreement		233,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

Total Investments (Cost $20,294,701) (b)—100.0%	$22,595,433

Liabilities in excess of other assets—0.0%	(11,042)

Net Assets—100.0%	$22,584,391

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2012 (unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (69.0%)

Alternative Investment (6.0%)
AQR Managed Futures Strategy Fund, Class I	144,875	$1,415,435

Commodity Fund (8.1%)
Credit Suisse Commodity Return Strategy Fund, Class I*	231,808	1,921,687

Equity Funds (36.9%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	189,629	1,926,627
Aberdeen Emerging Markets Fund, Institutional Class (a)	135,821	1,931,367
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	147,779	1,666,948
Aberdeen Global Natural Resources Fund, Institutional Class (a)	60,323	938,022
Aberdeen International Equity Fund, Institutional Class (a)	63,629	855,178
Ivy Micro Cap Growth Fund, Class I	80,176	1,411,103

		8,729,245

Fixed Income Funds (18.0%)
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	126,285	1,195,920
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	93,276	929,964
Eaton Vance Floating-Rate Fund, Class I	106,300	957,759
PIMCO Emerging Markets Currency Fund, Institutional Class	116,632	1,193,149

		4,276,792

Total Mutual Funds		16,343,159

EXCHANGE TRADED FUNDS (30.3%)

Equity Funds (19.0%)
iShares Russell Midcap Index Fund	6,900	728,778
iShares S&P Global Healthcare Sector Index Fund	30,100	1,842,120
iShares S&P Global Infrastructure Index Fund	56,200	1,925,974

		4,496,872

Real Estate Investment Trust (REIT) Funds (11.3%)
iShares Cohen & Steers Realty Majors Index Fund	18,006	1,447,502
SPDR Dow Jones International Real Estate Fund	32,304	1,226,583

		2,674,085

Total Exchange Traded Funds		7,170,957

REPURCHASE AGREEMENT (0.6%)
State Street Bank, 0.03%, dated 7/31/12, due 8/01/12, repurchase price $148,000, collateralized by U.S. Treasury Note, maturing 5/31/19; total market value of $152,063	$148,000	148,000

Total Repurchase Agreement		148,000

Total Investments (Cost $22,465,562) (b)—99.9%		23,662,116

Other assets in excess of liabilities—0.1%		17,660

Net Assets—100.0%		$23,679,776

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Notes to Financial Statements (unaudited)

July 31, 2012

1. Summary of Significant Accounting Policies

(a) Security Valuation

The Aberdeen Funds (each a “Fund”; collectively, the “Funds”) are required to value their securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Securities are valued at the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are typically obtained from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company. Securities using this pricing methodology are categorized as Level 1 investments for purposes of ASU 820.

Securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

The Funds’ equity securities that are traded on a foreign exchange or market which closes prior to the Funds’ Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. The Funds receive a factor for each security from a third party pricing provider. If the pricing service is unable to provide a valuation factor for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Funds’ Pricing Committee, if deemed necessary. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Securities using this valuation factor are categorized as Level 2 investments.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value. Securities using these pricing methodologies are categorized as Level 2 investments.

Forward foreign currency contracts are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by a Board approved pricing agent. Swap agreements are valued daily based on the terms of the swap agreement by an independent pricing service provider. Bank loans are valued based on the terms of the bank loan by an independent pricing service provider. Forward foreign currency contracts, swap agreements and bank loans are categorized as Level 2 investments.

Future contracts traded on an exchange are valued at settlement price and are categorized as Level 1 investments.

A description of standard inputs considered by the third party pricing vendors in determining their evaluated prices for Level 2 securities is provided below.

Security Type	Standard inputs considered
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

Bank Loans	Reported trade data and broker-dealer price quotations

Forward foreign currency contracts	Forward exchange rate quotations

Foreign Equities utilizing a valuation factor	Fair value of market and/or sector indices, futures, depositary receipts, and ETFs, exchange rates, and historical opening and closing prices of each security

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended July 31, 2012, there have been no changes to the valuation procedures approved by the Board.

The Funds utilize a three-tier fair value hierarchy to establish a classification of fair value measurements for disclosure purposes. The Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds’ investments carried at value. Refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	9,571,880	539,544,336	—	549,116,216
Preferred Stocks	—	24,777,652	—	24,777,652
Repurchase Agreement	—	13,679,000	—	13,679,000

	9,571,880	578,000,988	—	587,572,868

Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Closed-End Mutual Funds	—	160,735	—	160,735
Common Stocks	2,293,009	24,175,436	—	26,468,445

	2,293,009	24,336,171	—	26,629,180

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	2,256,135	34,206,221	—	36,462,356
Repurchase Agreement	—	223,000	—	223,000

	2,256,135	34,429,221	—	36,685,356

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	1,541,497,826	4,501,751,552	—	6,043,249,378
Preferred Stocks	722,915,828	337,752,688	—	1,060,668,516
Repurchase Agreement	—	219,756,000	—	219,756,000

	2,264,413,654	5,059,260,240	—	7,323,673,894

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	406,435,477	—	—	406,435,477
Repurchase Agreement	—	103,841,000	—	103,841,000
Common Stocks—Short Positions	(132,752,688)	—	—	(132,752,688)
Exchange Traded Funds—Short Positions	(45,382,922)	—	—	(45,382,922)

	228,299,867	103,841,000	—	332,140,867

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	21,001,434	29,435,597	—	50,437,031
Preferred Stocks	3,403,530	1,524,013	—	4,927,543
Repurchase Agreement	—	1,511,000	—	1,511,000

	24,404,964	32,470,610	—	56,875,574

Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	23,994,192	20,437,288	—	44,431,480
Repurchase Agreement	—	600,000	—	600,000

	23,994,192	21,037,288	—	45,031,480

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	16,234,781	41,374,108	—	57,608,889
Preferred Stocks	1,471,486	—	—	1,471,486
Repurchase Agreement	—	659,000	—	659,000

	17,706,267	42,033,108	—	59,739,375

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

Aberdeen International Equity Fund
Investments in Securities
Common Stocks	95,877,159	590,252,576	—	686,129,735
Preferred Stocks	46,765,042	30,298,407	—	77,063,449
Repurchase Agreement	—	14,325,000	—	14,325,000

	142,642,201	634,875,983	—	777,518,184

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	142,011,365	—	—	142,011,365
Repurchase Agreement	—	2,346,000	—	2,346,000

	142,011,365	2,346,000	—	144,357,365

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	310,516,019	—	—	310,516,019
Repurchase Agreement	—	2,876,000	—	2,876,000

	310,516,019	2,876,000	—	313,392,019

Aberdeen U.S. Equity II Fund
Investments in Securities
Common Stocks	65,622,633	—	—	65,622,633
Repurchase Agreement	—	267,000	—	267,000

	65,622,633	267,000	—	65,889,633

Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	138,902,948	—	138,902,948
Government Bonds	—	288,693,388	—	288,693,388
Government Agencies	—	29,145,955	—	29,145,955
Repurchase Agreement	—	2,897,000	—	2,897,000
Other Financial Instruments
Assets
Futures Contracts	154,740	—	—	154,740
Forward Foreign Currency Exchange Contracts	—	5,793,816	—	5,793,816
Liabilities
Futures Contracts	(303,617)	—	—	(303,617)
Forward Foreign Currency Exchange Contracts	—	(6,402,187)	—	(6,402,187)

	(148,877)	459,030,920	—	458,882,043

Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	3,104,795	—	3,104,795
Commercial Mortgage-Backed Securities	—	5,724,170	—	5,724,170
Residential Mortgage-Backed Securities	—	7,280,385	—	7,280,385
Corporate Bonds	—	32,004,518	—	32,004,518
Municipal Bonds	—	2,837,815	—	2,837,815
U.S. Agencies	—	37,889,330	—	37,889,330
U.S. Treasuries	—	11,212,710	—	11,212,710
Repurchase Agreement	—	7,519,000	—	7,519,000
Other Financial Instruments
Liabilities
Futures Contracts	(17,038)	—	—	(17,038)

	(17,038)	107,572,723	—	107,555,685

Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	5,751,042	—	5,751,042
Government Bonds	—	21,661,355	—	21,661,355
Repurchase Agreement	—	1,769,000	—	1,769,000
Other Financial Instruments
Assets

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

Forward Foreign Currency Exchange Contracts	—	140,074	—	140,074
Liabilities
Forward Foreign Currency Exchange Contracts	—	(88,273)	—	(88,273)

	—	29,233,198	—	29,233,198

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	412,163	—	412,163
Commercial Mortgage-Backed Securities	—	473,191	—	473,191
Residential Mortgage-Backed Securities	—	750,008	—	750,008
Corporate Bonds	—	11,080,992	—	11,080,992
Municipal Bonds	—	592,017	—	592,017
Government Bonds	—	13,263,196	—	13,263,196
U.S. Agencies	—	2,686,370	—	2,686,370
U.S. Treasuries	—	1,577,692	—	1,577,692
Repurchase Agreement	—	637,000	—	637,000
Other Financial Instruments
Assets
Futures Contracts	7,750	—	—	7,750
Forward Foreign Currency Exchange Contracts	—	35,790	—	35,790
Liabilities
Futures Contracts	(27,669)	—	—	(27,669)
Forward Foreign Currency Exchange Contracts	—	(33,220)	—	(33,220)

	(19,919)	31,475,199	—	31,455,280

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	117,178,675	—	117,178,675
Repurchase Agreement	—	1,002,000	—	1,002,000

	—	118,180,675	—	118,180,675

Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	2,950,755	—	2,950,755
Corporate Bonds	—	20,703,490	—	20,703,490
U.S. Agencies	—	5,980,473	—	5,980,473
U.S. Treasuries	—	1,720,886	—	1,720,886
Repurchase Agreement	—	578,000	—	578,000
Other Financial Instruments
Liabilities
Futures Contracts	(2,358)	—	—	(2,358)

	(2,358)	31,933,604	—	31,931,246

Aberdeen U.S. High Yield Bond Fund
Investments in Securities
Corporate Bonds	—	14,057,068	—	14,057,068
Term Loan	—	203,788	—	203,788
Repurchase Agreement	—	1,342,000	—	1,342,000
Other Financial Instruments
Assets
Credit Default Swaps Contracts	—	22,881	—	22,881
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,465)	—	(4,465)
Credit Default Swaps Contracts	—	(75,759)	—	(75,759)

	—	15,545,513	—	15,545,513

Aberdeen Optimal Allocations Fund: Defensive
Investments in Securities
Mutual Funds	4,147,576	—	—	4,147,576
Exchange Traded Funds	3,977,995	—	—	3,977,995
Repurchase Agreement	—	117,000	—	117,000

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

	8,125,571	117,000	—	8,242,571

Aberdeen Optimal Allocations Fund: Growth
Investments in Securities
Mutual Funds	4,762,973	—	—	4,762,973
Exchange Traded Funds	2,968,354	—	—	2,968,354
Repurchase Agreement	—	146,000	—	146,000

	7,731,327	146,000	—	7,877,327

Aberdeen Optimal Allocations Fund: Moderate
Investments in Securities
Mutual Funds	15,762,249	—	—	15,762,249
Exchange Traded Funds	12,622,706	—	—	12,622,706
Repurchase Agreement	—	441,000	—	441,000

	28,384,955	441,000	—	28,825,955

Aberdeen Optimal Allocations Fund: Moderate Growth
Investments in Securities
Mutual Funds	13,359,997	—	—	13,359,997
Exchange Traded Funds	9,002,436	—	—	9,002,436
Repurchase Agreement	—	233,000	—	233,000

	22,362,433	233,000	—	22,595,433

Aberdeen Optimal Allocations Fund: Specialty
Investments in Securities
Mutual Funds	16,343,159	—	—	16,343,159
Exchange Traded Funds	7,170,957	—	—	7,170,957
Repurchase Agreement	—	148,000	—	148,000

	23,514,116	148,000	—	23,662,116

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2012, securities issued by E Mart Co. Ltd, Cebu Holdings, Inc., John Keells Holdings PLC, Bank OCBC Nisp Tnk PT, Petra Foods Ltd., Green Dragon Gas Ltd., DGB Financial Group Inc., and Dairy Farm International Holdings Ltd., transferred between Level 1 and Level 2 because there was either no fair value factor available or the fair value factor did not meet the appropriate confidence level. For the period ended July 31, 2012, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements

The Funds may enter into repurchase agreements. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A Securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that a Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or (loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions. Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Credit Default Swaps

Certain Funds use credit default swap contracts to limit or reduce risk exposure of defaults of corporate and sovereign issuers (i.e., to reduce risk when a Fund owns or has exposure to such issuers), or to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which a Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Interest Rate Swaps

Certain Funds may invest in interest rate swap contracts. A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts may have a term of one to ten years, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund in accordance with the terms of the contract based on the closing level of the relevant index or security and interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements on interest rate swaps are recorded as realized gains or losses.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from

Notes to Financial Statements (unaudited) (continued)

July 31, 2012

potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Board. A Fund bears the interest rate and market risk arising from any change in index or security values or interest rates.

(f) Short Sales

During the period, the Aberdeen Equity Long-Short Fund engaged in short-selling of portfolio securities. Certain of the Funds are authorized to engage in short selling of portfolio securities, which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g) Credit-Linked Notes

The Aberdeen Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(h) Mortgage Dollar Rolls

The Aberdeen Global Fixed Income Fund may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Aberdeen Global Fixed Income Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Aberdeen Global Fixed Income Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Aberdeen Global Fixed Income Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

Notes to Financial Statements (unaudited) (concluded)

July 31, 2012

(i) Security Transactions, Investment Income and Expenses

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all or certain funds of the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2. Tax Information

As of July 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$570,855,795	$43,496,174	$(26,779,101)	$16,717,073
Aberdeen Asia-Pacific Smaller Companies Fund	26,408,858	1,571,115	(1,350,793)	220,322
Aberdeen China Opportunities Fund	33,367,888	6,052,943	(2,735,475)	3,317,468
Aberdeen Emerging Markets Institutional Fund	6,561,611,311	1,081,351,375	(319,288,792)	762,062,583
Aberdeen Equity Long-Short Fund	485,869,088	43,864,312	(19,456,923)	24,407,389
Aberdeen Global Equity Fund	50,487,873	7,925,133	(1,537,432)	6,387,701
Aberdeen Global Natural Resources Fund	44,771,942	3,699,233	(3,439,695)	259,538
Aberdeen Global Small Cap Fund	44,683,329	15,561,394	(505,348)	15,056,046
Aberdeen International Equity Fund	710,657,167	93,569,015	(26,707,998)	66,861,017
Aberdeen Small Cap Fund	131,287,611	20,779,015	(7,709,261)	13,069,754
Aberdeen U.S. Equity Fund	275,834,413	41,721,926	(4,164,320)	37,557,606
Aberdeen U.S. Equity II Fund	57,782,895	9,019,746	(913,008)	8,106,738
Aberdeen Asia Bond Fund	444,979,505	20,130,669	(5,470,883)	14,659,786
Aberdeen Core Fixed Income Fund	104,138,030	3,550,696	(116,003)	3,434,693
Aberdeen Emerging Markets Debt Local Currency Fund	29,367,929	540,110	(726,642)	(186,532)
Aberdeen Global Fixed Income Fund	30,045,041	1,973,393	(545,805)	1,427,588
Aberdeen Tax-Free Income Fund	104,794,693	13,399,753	(13,771)	13,385,982
Aberdeen Ultra-Short Duration Bond Fund	31,770,447	173,074	(9,917)	163,157
Aberdeen U.S. High Yield Bond Fund	15,551,283	332,046	(280,473)	51,573
Aberdeen Optimal Allocations Fund: Defensive	7,755,831	497,160	(10,420)	486,740
Aberdeen Optimal Allocations Fund: Growth	7,087,129	810,071	(19,873)	790,198
Aberdeen Optimal Allocations Fund: Moderate	26,756,320	2,121,072	(51,437)	2,069,635
Aberdeen Optimal Allocations Fund: Moderate Growth	20,294,701	2,348,493	(47,761)	2,300,732
Aberdeen Optimal Allocations Fund: Specialty	22,465,562	1,502,888	(306,334)	1,196,554

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By:	/s/ Gary Marshall
Gary Marshall, President

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall
Gary Marshall, President

Date:	September 26, 2012

By:	/s/ Andrea Melia
Andrea Melia, Treasurer

Date:	September 26, 2012